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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                    Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Emerging Markets VCT Portfolio

 Schedule of Investments 9/28/2012

 Shares

 Value

 PREFERRED STOCKS - 2.4%

 Energy - 0.4%

 Integrated Oil & Gas - 0.4%

 35,037

 Petroleo Brasileiro SA

 $

 386,488

 Total Energy

 $

 386,488

 Food & Staples Retailing - 0.6%

 Hypermarkets & Super Centers - 0.6%

 11,865

 Cia Brasileira de Distribuicao Grupo Pao de Acucar

 $

 529,784

 Total Food & Staples Retailing

 $

 529,784

 Food, Beverage & Tobacco - 0.9%

 Brewers - 0.9%

 23,185

 Cia de Bebidas das Americas

 $

 888,209

 Total Food, Beverage & Tobacco

 $

 888,209

 Banks - 0.5%

 Diversified Banks - 0.5%

 27,710

 Banco Bradesco SA

 $

 445,038

 Total Banks

 $

 445,038

 TOTAL PREFERRED STOCKS

 (Cost $1,828,493)

 $

 2,249,519

 COMMON STOCKS - 93.0%

 Energy - 12.9%

 Oil & Gas Equipment & Services - 0.3%

 361,600

 Sapurakencana Petroleum Bhd *

 $

 273,815

 Integrated Oil & Gas - 7.0%

 12,095

 Ecopetrol SA (A.D.R.)

 $

 712,758

 204,558

 Gazprom OAO (A.D.R.)

 2,063,990

 17,297

 Lukoil OAO (A.D.R.)

 1,064,457

 372,000

 PetroChina Co., Ltd.

 482,043

 108,811

 Petroleo Brasileiro SA

 1,250,177

 23,800

 Petroleo Brasileiro SA (A.D.R.)

 545,972

 45,100

 PTT PCL

 481,359

 $

 6,600,756

 Oil & Gas Exploration & Production - 2.2%

 238,000

 CNOOC, Ltd.

 $

 483,508

 8,050

 NovaTek OAO (G.D.R.)

 952,098

 48,544

 OGX Petroleo e Gas Participacoes SA *

 147,215

 20,929

 Pacific Rubiales Energy Corp.

 499,895

 $

 2,082,716

 Oil & Gas Refining & Marketing - 0.7%

 21,142

 Reliance Industries, Ltd.

 $

 333,133

 3,090

 S-Oil Corp.

 291,948

 $

 625,081

 Oil & Gas Storage & Transportation - 0.7%

 29,609

 Ultrapar Participacoes SA

 $

 665,927

 Coal & Consumable Fuels - 2.0%

 515,000

 China Coal Energy Co, Ltd.

 $

 467,411

 121,500

 China Shenhua Energy Co., Ltd.

 469,034

 51,712

 Exxaro Resources, Ltd.

 1,000,715

 $

 1,937,160

 Total Energy

 $

 12,185,455

 Materials - 9.9%

 Commodity Chemicals - 0.6%

 1,798

 LG Chem, Ltd.

 $

 531,108

 Fertilizers & Agricultural Chemicals - 2.6%

 15,591

 Sociedad Quimica y Minera de Chile SA (A.D.R.)

 $

 961,029

 194,000

 Taiwan Fertilizer Co., Ltd.

 523,862

 23,932

 Uralkali OJSC (G.D.R.)

 994,545

 $

 2,479,436

 Construction Materials - 0.8%

 347,300

 Indocement Tunggal Prakarsa Tbk PT

 $

 737,560

 Diversified Metals & Mining - 2.3%

 126,000

 Jiangxi Copper Co, Ltd.

 $

 317,412

 30,184

 MMC Norilsk Nickel OJSC (A.D.R.)

 483,976

 28,422

 Rio Tinto Plc

 1,327,555

 $

 2,128,943

 Gold - 0.7%

 19,778

 AngloGold Ashanti, Ltd.

 $

 694,331

 Steel - 2.9%

 30,155

 Gerdau SA (A.D.R.)

 $

 286,774

 3,466

 POSCO

 1,130,000

 22,736

 Ternium SA (A.D.R.)

 446,080

 51,334

 Vale SA (A.D.R.)

 918,879

 $

 2,781,733

 Total Materials

 $

 9,353,111

 Capital Goods - 3.3%

 Aerospace & Defense - 0.3%

 10,367

 Embraer SA (A.D.R.)

 $

 275,970

 Construction & Engineering - 2.0%

 8,540

 Doosan Heavy Industries & Construction Co., Ltd.

 $

 426,987

 15,079

 Larsen & Toubro, Ltd.

 453,574

 5,699

 Samsung Engineering Co., Ltd.

 976,062

 $

 1,856,623

 Construction & Farm Machinery & Heavy Trucks - 1.0%

 3,332

 Hyundai Heavy Industries Co., Ltd.

 $

 745,426

 229,400

 Zoomlion Heavy Industry Science and Technology Co., Ltd.

 259,220

 $

 1,004,646

 Total Capital Goods

 $

 3,137,239

 Transportation - 1.5%

 Airlines - 1.5%

 350,800

 AirAsia BHD

 $

 347,098

 13,313

 Copa Holdings SA

 1,081,948

 $

 1,429,046

 Total Transportation

 $

 1,429,046

 Automobiles & Components - 3.8%

 Auto Parts & Equipment - 0.6%

 2,003

 Hyundai Mobis

 $

 556,647

 Automobile Manufacturers - 3.2%

 135,500

 Great Wall Motor Co, Ltd.

 $

 355,818

 8,200

 Hyundai Motor Co.

 1,845,579

 5,799

 Kia Motors Corp.

 359,598

 80,281

 Tata Motors, Ltd.

 409,981

 $

 2,970,976

 Total Automobiles & Components

 $

 3,527,623

 Consumer Durables & Apparel - 0.3%

 Homebuilding - 0.3%

 157,159

 PDG Realty SA Empreendimentos e Participacoes

 $

 296,037

 Total Consumer Durables & Apparel

 $

 296,037

 Media - 1.6%

 Broadcasting - 1.0%

 39,345

 Grupo Televisa SAB (A.D.R.)

 $

 925,001

 Cable & Satellite - 0.6%

 9,876

 Naspers, Ltd.

 $

 611,538

 Total Media

 $

 1,536,539

 Retailing - 2.0%

 Apparel Retail - 1.5%

 91,834

 Mr Price Group, Ltd.

 $

 1,390,207

 Computer & Electronics Retail - 0.5%

 58,177

 M Video OJSC

 $

 492,177

 Total Retailing

 $

 1,882,384

 Food & Staples Retailing - 2.5%

 Food Retail - 1.2%

 15,682

 Magnit OJSC (G.D.R.)

 $

 534,693

 28,722

 Shoprite Holdings, Ltd.

 581,116

 $

 1,115,809

 Hypermarkets & Super Centers - 1.3%

 450,173

 Wal-Mart de Mexico SAB de CV

 $

 1,268,675

 Total Food & Staples Retailing

 $

 2,384,484

 Food, Beverage & Tobacco - 4.9%

 Soft Drinks - 1.6%

 16,106

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 1,481,430

 Packaged Foods & Meats - 1.3%

 34,959

 BRF - Brasil Foods SA

 $

 603,523

 193,600

 Charoen Pokphand Foods PCL

 210,401

 361,000

 Want Want China Holdings, Ltd.

 460,344

 $

 1,274,268

 Tobacco - 2.0%

 244,609

 ITC, Ltd.

 $

 1,252,567

 7,730

 KT&G Corp.

 587,405

 $

 1,839,972

 Total Food, Beverage & Tobacco

 $

 4,595,670

 Pharmaceuticals, Biotechnology & Life Sciences - 1.0%

 Pharmaceuticals - 1.0%

 23,358

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 $

 967,255

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 967,255

 Banks - 22.7%

 Diversified Banks - 22.7%

 2,364,000

 Agricultural Bank of China, Ltd.

 $

 916,470

 21,941

 Axis Bank, Ltd.

 469,555

 351,000

 Bank Mandiri Persero Tbk PT

 299,452

 597,000

 Bank Negara Indonesia Persero Tbk PT

 244,321

 2,478,000

 Bank of China, Ltd.

 939,305

 664,000

 Bank Rakyat Indonesia Persero Tbk PT

 514,221

 1,676,000

 China Construction Bank Corp.

 1,158,111

 235,161

 Commerzbank AG *

 421,555

 69,976

 Grupo Financiero Santander Mexico SAB de CV (A.D.R.) *

 958,671

 8,180

 Hana Financial Group, Inc.

 247,087

 94,003

 HDFC Bank, Ltd.

 1,113,902

 51,383

 HSBC Holdings Plc

 476,406

 94,212

 ICICI Bank, Ltd.

 1,888,789

 2,081,000

 Industrial & Commercial Bank of China, Ltd.

 1,223,643

 170,999

 Itau Unibanco Holding SA (A.D.R.)

 2,612,865

 86,700

 Kasikornbank PCL

 511,418

 289,500

 Malayan Banking Bhd

 852,784

 593,775

 Mega Financial Holding Co, Ltd.

 453,378

 71,456

 Sberbank of Russia (A.D.R.)

 841,148

 22,987

 Sberbank of Russia (G.D.R.) *

 268,948

 10,430

 Shinhan Financial Group Co., Ltd.

 351,720

 94,100

 Siam Commercial Bank PCL

 520,488

 20,893

 State Bank of India

 884,520

 241,508

 Turkiye Garanti Bankasi AS

 1,009,891

 136,136

 Turkiye Halk Bankasi AS

 1,062,633

 149,830

 Yes Bank, Ltd.

 1,083,466

 $

 21,324,747

 Total Banks

 $

 21,324,747

 Diversified Financials - 3.1%

 Other Diversified Financial Services - 2.1%

 202,307

 FirstRand, Ltd.

 $

 678,143

 31,552

 Grupo BTG Pactual *

 502,542

 21,870

 KB Financial Group, Inc.

 771,037

 $

 1,951,722

 Investment Banking & Brokerage - 1.0%

 1,890,000

 Yuanta Financial Holding Co., Ltd.

 $

 988,563

 Total Diversified Financials

 $

 2,940,285

 Insurance - 0.7%

 Life & Health Insurance - 0.7%

 85,000

 Ping An Insurance Group Co of China, Ltd.

 $

 639,460

 Total Insurance

 $

 639,460

 Real Estate - 1.2%

 Real Estate Operating Companies - 0.4%

 24,666

 BR Malls Participacoes SA

 $

 342,389

 Real Estate Development - 0.8%

 300,000

 China Overseas Land & Investment, Ltd.

 $

 760,095

 Total Real Estate

 $

 1,102,484

 Software & Services - 3.4%

 Internet Software & Services - 2.2%

 4,200

 Baidu, Inc. (A.D.R.) *

 $

 490,644

 18,527

 Mail.ru Group, Ltd. (G.D.R.) *

 618,497

 29,300

 Tencent Holdings, Ltd.

 992,707

 $

 2,101,848

 Home Entertainment Software - 1.2%

 5,067

 NCSoft Corp.

 $

 1,078,176

 Total Software & Services

 $

 3,180,024

 Technology Hardware & Equipment - 2.1%

 Computer Hardware - 0.3%

 247,000

 Wistron Corp.

 $

 296,564

 Computer Storage & Peripherals - 0.4%

 73,000

 Catcher Technology Co., Ltd.

 $

 343,583

 Electronic Equipment Manufacturers - 0.4%

 29,018

 TPK Holding Co., Ltd.

 $

 377,680

 Electronic Manufacturing Services - 1.0%

 320,200

 Hon Hai Precision Industry Co., Ltd.

 $

 991,287

 Total Technology Hardware & Equipment

 $

 2,009,114

 Semiconductors & Semiconductor Equipment - 7.4%

 Semiconductors - 7.4%

 3,084

 Samsung Electronics Co., Ltd.

 $

 3,706,299

 42,010

 SK Hynix, Inc.

 851,647

 129,230

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 2,044,419

 189,800

 United Microelectronics Corp. (A.D.R.)

 389,090

 $

 6,991,455

 Total Semiconductors & Semiconductor Equipment

 $

 6,991,455

 Telecommunication Services - 7.7%

 Integrated Telecommunication Services - 2.6%

 826,000

 China Telecom Corp, Ltd.

 $

 478,097

 302,000

 Chunghwa Telecom Co., Ltd.

 967,086

 15,150

 KT Corp.

 477,175

 493,000

 Telekomunikasi Indonesia Persero Tbk PT

 484,845

 $

 2,407,203

 Wireless Telecommunication Services - 5.1%

 124,000

 China Mobile, Ltd.

 $

 1,370,910

 12,355

 Millicom International Cellular SA

 1,148,704

 48,490

 Mobile Telesystems OJSC (A.D.R.)

 849,545

 68,276

 Turkcell Iletisim Hizmetleri AS (A.D.R.) *

 1,033,699

 35,864

 Vodacom Group, Ltd.

 440,226

 $

 4,843,084

 Total Telecommunication Services

 $

 7,250,287

 Utilities - 0.9%

 Electric Utilities - 0.9%

 8,480

 Korea Electric Power Corp. *

 $

 212,527

 138,068

 Power Grid Corp of India, Ltd.

 313,379

 129,700

 Tenaga Nasional Bhd

 289,185

 $

 815,091

 Total Utilities

 $

 815,091

 TOTAL COMMON STOCKS

 (Cost $81,820,642)

 $

 87,547,790

 Principal Amount ($)

 S&P/Moody's

 Ratings

 (unaudited)

 CORPORATE BONDS - 0.1%

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 BRL

 136,000

 NR/NR

 Hypermarcas SA, 11.3%, 10/15/18

 $

 46,944

 BRL

 136,000

 NR/NR

 Hypermarcas SA, 3.0%, 10/15/15

 50,297

 $

 97,241

 Total Household & Personal Products

 $

 97,241

 TOTAL CORPORATE BONDS

 (Cost $159,866)

 $

 97,241

 Shares

 MUTUAL FUNDS - 0.9%

 Diversified Financials - 0.9%

 Other Diversified Financial Services - 0.9%

 692,600

 iShares FTSE A50 China Index ETF

 $

 867,544

 Total Diversified Financials

 $

 867,544

 TOTAL MUTUAL FUNDS

 (Cost $944,185)

 $

 867,544

 RIGHTS / WARRANTS - 0.0%

 Household & Personal Products - 0.0%

 Personal Products - 0.0%

 136

 Hypermarcas SA, 10/15/15

 $

 0

 Total Household & Personal Products

 $

 0

 TOTAL RIGHTS / WARRANTS

 (Cost $0)

 $

 0

 TOTAL INVESTMENT IN SECURITIES - 96.4%

 (Cost $84,753,185) (a)

 $

 90,762,094

 OTHER ASSETS & LIABILITIES - 3.6%

 $

 3,434,059

 TOTAL NET ASSETS - 100.0%

 $

 94,196,153

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At September 28, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $85,841,648 was as follows:

 Aggregate gross unrealized loss for all investments in which there is an excess of value over tax cost

 $

 13,468,360

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (8,547,914)

 Net unrealized loss

 $

 4,920,446

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Korea, Republic Of

 17.3%

 China

 15.8%

 Brazil

 15.0%

 Taiwan, Province Of China

 10.0%

 India

 6.5%

 Russian Federation

 6.4%

 Hong Kong

 5.3%

 South Africa

 4.3%

 Mexico

 4.1%

 Indonesia

 2.4%

 United States

 2.2%

 Luxembourg

 1.8%

 Malaysia

 1.3%

 Panama

 1.2%

 Other (individually less than 1%)

 6.4%

 100.0%

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 28, 2012, in valuing the Portfolio's assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks*

$
2,249,519

$
-

$
-

$
2,249,519

 Common Stocks*

24,418,179

63,129,611

-

87,547,790

 Exchange Traded Fund

-

867,544

-

867,544

 Rights/Warrants

-

-

-

-

 Corporate Bonds

-

-

97,241

97,241

 Total

$
26,667,698

$
63,997,155

$
97,241

$
90,762,094

-

-

 * Level 2 securities are valued by independent pricing services using fair value factors.

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate Bonds

 Balance as of 12/31/11

$
136,474

 Realized gain (loss)

-

 Change in unrealized appreciation (depreciation)1

(39,233
)

 Net purchases (sales)

-

 Transfers in and out of Level 3

-

 Balance as of 9/30/12

$
97,241

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 9/28/12

  $      (39,233)

				Pioneer Strategic Income VCT Portfolio
				Schedule of Investments 9/28/2012

	Principal Amount ($)	Floating Rate (d) (unaudited)	S&P/Moody's Ratings (unaudited)		Value
				CONVERTIBLE CORPORATE BONDS - 4.4%
				Energy - 0.4%
				Oil & Gas Storage & Transportation - 0.3%
	100,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$99,770
				Coal & Consumable Fuels - 0.1%
	62,000		CCC-/B2	James River Coal Co., 3.125%, 3/15/18	$20,460
				Total Energy	$120,230
				Materials - 0.3%
				Diversified Metals & Mining - 0.3%
	100,000		BB/NR	Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$96,150
				Forest Products - 0.0%
	60,000		NR/NR	Sino-Forest Corp., 4.25%, 12/15/16 (144A) (e)	$8,250
				Total Materials	$104,400
				Capital Goods - 0.5%
				Electrical Components & Equipment - 0.2%
	74,000		B/B2	General Cable Corp., 4.5%, 11/15/29 (Step)	$79,180
				Construction & Farm Machinery & Heavy Trucks - 0.3%
	40,000		NR/NR	Greenbrier Companies, Inc., 3.5%, 4/1/18	$36,125
	68,000		CCC+/NR	Navistar International Corp., 3.0%, 10/15/14	60,308
					$96,433
				Total Capital Goods	$175,613
				Health Care Equipment & Services - 0.5%
				Health Care Equipment - 0.3%
	103,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	$98,301
				Health Care Services - 0.1%
	34,000		B+/B2	Omnicare, Inc., 3.25%, 12/15/35	$33,575
				Health Care Technology - 0.1%
	50,000		NR/NR	WebMD Health Corp., 2.25%, 3/31/16	$46,250
				Total Health Care Equipment & Services	$178,126
				Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
				Biotechnology - 0.2%
	50,000		NR/NR	PDL BioPharma, Inc., 3.75%, 5/1/15	$61,500
				Total Pharmaceuticals, Biotechnology & Life Sciences	$61,500
				Insurance - 0.1%
				Property & Casualty Insurance - 0.1%
	25,000		BBB-/Baa3	Fidelity National Financial, Inc., 4.25%, 8/15/18	$30,484
				Total Insurance	$30,484
				Software & Services - 0.4%
				Application Software - 0.4%
	8,000		NR/NR	Concur Technologies, Inc., 2.5%, 4/15/15 (144A)	$12,135
	50,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	56,188
	55,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31 (144A)	63,559
					$131,882
				Total Software & Services	$131,882
				Technology Hardware & Equipment - 0.5%
				Computer Storage & Peripherals - 0.3%
	65,000		BB/NR	SanDisk Corp., 1.5%, 8/15/17	$73,572
				Electronic Components - 0.2%
	95,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$71,191
				Total Technology Hardware & Equipment	$144,763
				Semiconductors & Semiconductor Equipment - 1.2%
				Semiconductor Equipment - 0.5%
	50,000		BBB-/Baa1	Lam Research Corp., 1.25%, 5/15/18	$48,312
	100,000		BBB-/NR	Novellus Systems, Inc., 2.625%, 5/15/41	111,062
					$159,374
				Semiconductors - 0.7%
	150,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$163,125
	30,000		A-/A2	Intel Corp., 3.25%, 8/1/39	36,975
	50,000		NR/NR	JA Solar Holdings Co., Ltd., 4.5%, 5/15/13	47,500
					$247,600
				Total Semiconductors & Semiconductor Equipment	$406,974
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.3%
	75,000		NR/NR	MasTec, Inc., 4.0%, 6/15/14	$104,203
				Total Telecommunication Services	$104,203
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $1,466,850)	$1,458,175

				PREFERRED STOCKS - 1.4%
				Banks - 0.5%
				Diversified Banks - 0.3%
	4,000	6.00	A-/A3	US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)	$111,920
				Regional Banks - 0.2%
	2,200		BBB/Baa2	BB&T Corp., 5.625%, 12/31/99 (Perpetual)	$56,254
				Total Banks	$168,174
				Diversified Financials - 0.6%
				Other Diversified Financial Services - 0.6%
	5,800	7.88	BB/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$161,530
	1,950	8.12	CCC+/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	48,964
					$210,494
				Total Diversified Financials	$210,494
				Telecommunication Services - 0.3%
				Integrated Telecommunication Services - 0.3%
	4,000		BBB-/Baa3	Qwest Corp., 7.375%, 6/1/51	$107,520
				Total Telecommunication Services	$107,520
				TOTAL PREFERRED STOCKS
				(Cost $454,738)	$486,188

				CONVERTIBLE PREFERRED STOCKS - 1.2%
				Automobiles & Components - 0.2%
				Tires & Rubber - 0.2%
	1,885		NR/NR	The Goodyear Tire & Rubber Co., 5.875%, 4/1/14	$83,260
				Total Automobiles & Components	$83,260
				Banks - 0.6%
				Diversified Banks - 0.6%
	155		BBB+/Ba1	Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)	$191,890
				Total Banks	$191,890
				Real Estate - 0.4%
				Real Estate Operating Companies - 0.4%
	2,331		CCC+/Caa2	Forest City Enterprises, Inc., 7.0%, 12/31/99 (Perpetual)	$125,874
				Total Real Estate	$125,874
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $360,662)	$401,024
	Shares
				COMMON STOCKS - 0.3%
				Materials - 0.0%
				Forest Products - 0.0%
	3,450			Ainsworth Lumber Co, Ltd. *	$8,314
				Total Materials	$8,314
				Transportation - 0.1%
				Airlines - 0.0%
	1,246			Delta Air Lines, Inc. *	$11,413
				Marine - 0.1%
	12,750			Horizon Lines, Inc. *	$17,595
				Total Transportation	$29,008
				Real Estate - 0.2%
				Real Estate Development - 0.2%
	53,392			Newhall Land Development LLC *	$74,749
				Total Real Estate	$74,749
				TOTAL COMMON STOCKS
				(Cost $125,566)	$112,071
	Principal Amount ($)
				ASSET BACKED SECURITIES - 4.9%
				Materials - 0.3%
				Precious Metals & Minerals - 0.0%
	15,581	0.31	CCC/B1	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	$10,153
				Steel - 0.3%
	9,114	1.57	AA/Ba3	CDC Mortgage Capital Trust, Floating Rate Note, 8/25/33	$7,935
	67,074	1.42	AAA/Aa2	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	65,969
	2,708	0.34	BB-/A1	Soundview Home Loan Trust 2007-NS1, Floating Rate Note, 1/25/37	2,699
	2,552	0.47	A/Baa3	Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36	2,540
					$79,143
				Total Materials	$89,296
				Automobiles & Components - 0.2%
				Automobile Manufacturers - 0.2%
	50,000		A/A1	Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	$52,430
	25,000		A/A1	Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,380
					$77,810
				Total Automobiles & Components	$77,810
				Retailing - 0.7%
				Automotive Retail - 0.7%
	236,246	0.42	AAA/Aaa	Harley-Davidson Motorcycle Trust 2011-1, Floating Rate Note, 10/15/14	$236,298
				Total Retailing	$236,298
				Banks - 2.5%
				Diversified Banks - 0.2%
	6,833	0.57	AAA/Aaa	Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35	$6,784
	68,247	0.60	AAA/NR	Wells Fargo Home Equity Trust, Floating Rate Note, 12/25/35 (144A)	65,938
					$72,722
				Thrifts & Mortgage Finance - 2.3%
	37,946	0.37	BB/Baa1	Accredited Mortgage Loan Trust, Floating Rate Note, 9/25/36	$34,550
	100,000		NR/NR	Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)	99,996
	30,000	1.27	BB/A2	Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/34	24,971
	114,300	0.35	CCC/Ba1	Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/36	111,956
	9,576	0.95	AA/Aa1	Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35	9,333
	2,859	0.34	A+/Ba1	Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/37	2,824
	72,692		AAA/B1	Citicorp Residential Mortgage Securities, Inc., 5.703%, 11/25/36 (Step)	70,510
	75,867		A/B2	Citicorp Residential Mortgage Securities, Inc., 5.836%, 7/25/36 (Step)	75,599
	14,893	0.28	CCC/Caa1	Citigroup Mortgage Loan Trust 2007-AHL3, Floating Rate Note, 7/25/45	11,661
	1,546	6.24	BBB/Ba1	Conseco Financial Corp., Floating Rate Note, 12/1/28	1,604
	21,824	4.46	BBB/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	21,927
	17,184	5.68	BB/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/46	17,188
	43,971	5.07	BB+/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	44,527
	19,108	0.47	BB-/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	18,068
	35,444	0.40	BBB-/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36	34,034
	1,910	0.27	A/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/37	1,906
	18,211	0.40	B-/Caa1	Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/36	17,302
	9,967	0.67	AA+/NR	First Frankin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 3/25/35	9,912
	23,670	0.73	NR/Baa1	First Frankin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	22,973
	1,385	0.76	AAA/NR	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	1,349
	35,000		AAA/NR	First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	35,079
	288	0.33	A/Baa3	Fremont Home Loan Trust, Floating Rate Note, 2/25/36	285
	16,155	0.32	BB/Ba2	GSAMP Trust 2006-HE5, Floating Rate Note, 8/25/36	15,909
	3,991	0.34	BBB/Aa3	Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38	3,963
	25,000	0.69	AA/A1	RAMP Trust, Floating Rate Note, 7/25/35	24,436
	26,122	0.66	AA+/A1	RASC Trust, Floating Rate Note, 8/25/35	25,125
	25,000	0.35	CCC/Ba2	Structured Asset Securities Corp., Floating Rate Note, 3/25/37	20,900
					$757,887
				Total Banks	$830,609
				Diversified Financials - 1.2%
				Other Diversified Financial Services - 0.4%
	8,651	1.02	B/Ba1	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)	$8,524
	11,563	0.50	AAA/Aa1	Home Equity Asset Trust, Floating Rate Note, 12/25/35	11,345
	27,991	0.66	AA/A1	Home Equity Asset Trust, Floating Rate Note, 8/25/35	27,137
	5,632	0.46	AAA/A1	JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 12/25/35	5,607
	90,320		A+/NR	Sierra Receivables Funding Co LLC, 2.38%, 3/20/29 (144A)	91,195
					$143,808
				Specialized Finance - 0.1%
	23,956	0.92	A/A2	Irwin Home Equity Corp., Floating Rate Note, 4/25/30	$20,241
	1,664	0.65	AA+/Aa1	Mastr Asset Backed Securities Trust, Floating Rate Note, 5/25/35	1,657
					$21,898
				Consumer Finance - 0.3%
	9,000		BBB/NR	American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	$9,016
	50,000	0.28	AAA/Aaa	MBNA Credit Card Master Note Trust, Floating Rate Note, 10/15/15	50,010
	50,000	0.59	BB/A3	Novastar Home Equity Loan, Floating Rate Note, 1/25/36	45,697
					$104,723
				Asset Management & Custody Banks - 0.4%
	120,833		A/NR	Triton Container Finance LLC, 4.21%, 5/14/27 (144A)	$127,422
				Total Diversified Financials	$397,851
				TOTAL ASSET BACKED SECURITIES
				(Cost $1,566,882)	$1,631,864

				COLLATERALIZED MORTGAGE OBLIGATIONS - 12.4%
				Banks - 6.9%
				Thrifts & Mortgage Finance - 6.9%
	16,529	3.13	AAA/Ba3	Adjustable Rate Mortgage Trust 2004-5, Floating Rate Note, 4/25/35	$16,207
	32,696		NR/B2	Banc of America Alternative Loan Trust, 5.25%, 5/25/34	33,292
	32,038		NR/B1	Banc of America Alternative Loan Trust, 5.5%, 11/25/19	32,480
	36,830		AAA/Baa2	Banc of America Alternative Loan Trust, 5.75%, 4/25/33	38,692
	11,549		NR/B2	Banc of America Alternative Loan Trust, 6.0%, 11/25/34	11,304
	14,968		NR/Ba2	Banc of America Alternative Loan Trust, 6.0%, 3/25/34	15,446
	32,728		NR/B2	Banc of America Alternative Loan Trust, 6.0%, 4/25/34	32,354
	10,313		CC/B1	Banc of America Funding Corp., 5.75%, 10/25/35	10,426
	231,096		NR/Caa2	Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A)	21,816
	28,042	0.58	AAA/Aa3	Bayview Commercial Asset Trust, Floating Rate Note, 4/25/34 (144A)	24,938
	23,297	5.06	A-/B2	Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	23,744
	54,219	2.33	AAA/Baa2	Bear Sterns ARM Trust 2003-5, Floating Rate Note, 8/25/33	53,759
	37,362		AAA/A2	Charlie Mac LLC, 5.0%, 10/25/34	37,874
	51,848		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	55,236
	34,547	2.64	A-/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35	35,099
	43,789	0.40	A+/A1	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	41,731
	25,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	26,409
	25,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45	26,516
	25,000		NR/Aa2	COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/15/45	26,490
	18,568		AAA/Aa3	Countrywide Alternative Loan Trust, 4.25%, 9/25/33	18,746
	64,523		B+/NR	Countrywide Alternative Loan Trust, 5.25%, 9/25/33	67,021
	10,377		B-/B2	Countrywide Alternative Loan Trust, 5.5%, 1/25/35	10,583
	26,165		CCC/Caa2	Countrywide Alternative Loan Trust, 5.5%, 3/25/35	21,184
	45,157		BB-/NR	Countrywide Alternative Loan Trust, 5.5%, 8/25/34	44,682
	14,101	0.62	AAA/Baa3	Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34	13,592
	77,835	0.67	AAA/Ba1	Countrywide Alternative Loan Trust, Floating Rate Note, 9/25/34	75,280
	16,105		NR/Ba2	Countrywide Home Loan Mortgage Pass Through Trust, 5.5%, 3/25/34	16,494
	774	3.14	BB/B1	Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 9/25/33	729
	36,049	1.47	AAA/NR	Deutsche Mortgage Securities, Inc., Floating Rate Note, 6/28/47 (144A)	36,072
	3,400,000	1.37	BBB/A2	Extended Stay America Trust 2010-ESH, Floating Rate Note, 1/5/16 (144A)	7,460
	13,021		CCC/NR	First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36	13,146
	50,000	5.31	BBB+/Baa2	GMAC Commercial Mortgage Securities Inc Series 2003-C1 Trust, Floating Rate Note, 5/10/36 (144A)	49,983
	25,000	5.31	A/A1	GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, Floating Rate Note, 4/10/40	24,610
	50,000		NR/NR	GS Mortgage Securities Corp. II, 4.209%, 2/10/21 (144A)	50,415
	32,269	5.25	BB+/NR	GSR Mortgage Loan Trust, Floating Rate Note, 7/25/35	31,734
	13,657	0.86	AAA/Ba3	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	12,504
	22,748	0.96	AAA/A3	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	21,509
	48,629	0.58	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)	41,055
	100,000	4.65	AA-/A1	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)	101,222
	20,650	5.23	NR/B2	JP Morgan Mortgage Trust, Floating Rate Note, 10/25/35	20,663
	36,930	5.12	BB-/NR	JP Morgan Mortgage Trust, Floating Rate Note, 6/25/35	37,431
	35,000	0.72	BB+/Aa3	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	34,342
	25,000	1.12	B+/Baa3	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	23,468
	6,039	5.41	AAA/Aaa	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)	5,970
	10,963	1.17	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)	10,896
	17,671	0.47	AAA/Aa1	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	14,942
	19,920		B+/NR	MASTR Alternative Loans Trust, 5.5%, 10/25/19	20,510
	46,851		B/NR	MASTR Alternative Loans Trust, 6.0%, 7/25/34	47,299
	30,739	6.74	A-/NR	Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32	32,300
	95,089	0.68	AAA/A3	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29	92,346
	13,742		AAA/Aaa	Merrill Lynch Mortgage Trust, 4.556%, 6/12/43	13,782
	100,000		NR/NR	Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)	97,625
	28,500		NR/Aa3	PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	27,821
	44,230		CCC/NR	Residential Asset Securitization Trust, 5.5%, 7/25/35	43,552
	230,047	0.62	AAA/NR	Residential Asset Securitization Trust, Floating Rate Note, 5/25/33	207,529
	6,771	0.96	AAA/Ba1	Structured Asset Mortgage Investments, Inc., Floating Rate Note, 12/19/33	6,141
	24,341		B-/B2	Structured Asset Securities Corp., 5.0%, 5/25/35	24,053
	38,139	2.90	AAA/Baa3	Structured Asset Securities Corp., Floating Rate Note, 10/25/33	38,325
	19,266	2.84	AAA/Baa1	Structured Asset Securities Corp., Floating Rate Note, 6/25/33	19,446
	31,647	4.12	AAA/Ba1	Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44	31,845
	21,318	2.45	AA/NR	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35	21,583
	10,436	0.64	AAA/Ba3	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 10/25/44	9,593
	2,068	2.50	CC/NR	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 9/25/35	2,070
	10,000	4.69	NR/NR	Wells Fargo Commercial Mortgage Trust, Floating Rate Note, 10/15/45	10,249
	19,974		AA+/Ba2	Wells Fargo Mortgage Backed Securities Trust, 5.25%, 10/25/35	21,209
	18,490		BB-/B1	Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35	19,289
	52,876	2.64	BBB-/Ba2	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/35	52,458
	52,687	2.94	NR/Ba2	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/36	52,497
	51,377	2.62	AA/NR	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/35	50,699
					$2,311,767
				Total Banks	$2,311,767
				Diversified Financials - 3.2%
				Other Diversified Financial Services - 2.7%
	63,000		A+/Baa2	American Tower Trust, 5.957%, 4/15/37 (144A)	$65,783
	38,500	3.13	AAA/NR	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	38,853
	50,389	3.00	AAA/NR	Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34	50,706
	19,764	5.07	AA-/NR	Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35	19,873
	5,023		BBB/NR	Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	5,106
	13,709		AAA/Baa1	Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	14,038
	5,354		CCC/Caa1	Chaseflex Trust, 5.0%, 5/25/20	5,353
	50,000		BBB/A1	Commercial Mortgage Pass-Through Certificates Series 2006-C5, 5.343%, 12/15/39	51,841
	51,462	0.34	BBB+/Aaa	Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)	50,037
	39,590	0.39	AAA/Aa2	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/15/21 (144A)	38,467
	75,000	4.25	NR/NR	CSMC Series 2010-16, Floating Rate Note, 6/25/50 (144A)	73,491
	100,000		A+/NR	Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	112,934
	50,196	0.32	AA+/Aaa	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	49,951
	11,835		AAA/Aa3	RALI Trust, 5.0%, 1/25/33	12,133
	41,878		NR/Ba3	RALI Trust, 5.0%, 3/25/19	41,849
	50,000		AAA/Baa3	RALI Trust, 5.5%, 9/25/33	51,585
	50,000		AAA/B1	RALI Trust, 5.75%, 4/25/34	50,003
	46,833		AAA/NR	RALI Trust, 6.0%, 10/25/34	47,666
	88,704	0.67	AAA/NR	RALI Trust, Floating Rate Note, 12/26/33	80,651
	19,825	0.82	AAA/Ba3	RALI Trust, Floating Rate Note, 4/25/34	18,393
	22,985	2.73	AAA/Baa3	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	22,754
					$901,467
				Asset Management & Custody Banks - 0.1%
	45,459	2.83	NR/NR	Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)	$45,748
				Investment Banking & Brokerage - 0.4%
	100,000	7.65	BBB+/Baa2	Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36 (144A)	$103,977
	25,000	5.93	BB+/Baa3	Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 9/11/38	22,595
					$126,572
				Total Diversified Financials	$1,073,787
				Real Estate - 1.5%
				Mortgage REIT's - 1.2%
	31,133	2.66	AAA/Ba1	American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45	$30,914
	14,393		CC/NR	Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	14,609
	35,000	6.01	CCC-/Caa1	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/15/36 (144A)	33,047
	20,846	1.72	AA+/WR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33	19,560
	36,439	5.50	CC/Caa1	Deutsche ALT-A Securities Inc Alternate Loan Trust, Floating Rate Note, 11/25/35	33,985
	30,000	4.49	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)	31,761
	25,000	3.61	NR/A2	FREMF Mortgage Trust, Floating Rate Note, 11/25/46 (144A)	25,800
	12,000	3.95	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 6/25/47 (144A)	12,345
	10,000	3.95	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 6/25/47 (144A)	9,354
	25,000	5.05	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)	27,473
	50,000	4.44	A-/NR	FREMF Mortgage Trust, Floating Rate Note, 7/25/48 (144A)	52,970
	50,000	4.44	BBB/NR	FREMF Mortgage Trust, Floating Rate Note, 7/25/48 (144A)	48,686
	75,000	4.31	NR/Baa2	FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)	72,972
					$413,476
				Real Estate Services - 0.3%
	100,000	0.97	AA+/Aa1	Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)	$97,310
				Total Real Estate	$510,786
				Government - 0.8%
				Government - 0.8%
	100,000		NR/NR	Government National Mortgage Association, 4.5%, 9/20/39	$113,828
	508,043	1.74	NR/NR	Government National Mortgage Association, Floating Rate Note, 10/16/43	37,664
	343,738	1.46	NR/Aaa	Government National Mortgage Association, Floating Rate Note, 10/16/52	23,445
	620,446	1.25	NR/NR	Government National Mortgage Association, Floating Rate Note, 3/16/51	30,172
	280,541	1.50	NR/NR	Government National Mortgage Association, Floating Rate Note, 4/16/51	17,394
	299,018	1.07	NR/NR	Government National Mortgage Association, Floating Rate Note, 9/16/52	26,331
					$248,834
				Total Government	$248,834
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $4,163,501)	$4,145,174

				CORPORATE BONDS - 41.9%
				Energy - 8.1%
				Oil & Gas Drilling - 1.2%
	140,000		BB/Ba3	Atwood Oceanics, Inc., 6.5%, 2/1/20	$149,800
	110,000		B-/B3	Offshore Group Investment, Ltd., 11.5%, 8/1/15	121,550
	100,000		BBB+/Baa1	Pride International, Inc., 6.875%, 8/15/20	126,592
					$397,942
				Oil & Gas Equipment & Services - 0.9%
	100,000		B+/B2	Basic Energy Services, Inc., 7.75%, 2/15/19	$102,500
	100,000		B/B3	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	103,000
	100,000		BB/Ba3	Oil States International, Inc., 6.5%, 6/1/19	106,250
					$311,750
				Oil & Gas Exploration & Production - 3.3%
	75,000		B/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	$80,438
	50,000		B/B2	EP Energy LLC, 9.375%, 5/1/20 (144A)	54,500
	200,000		BBB/Baa1	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	210,240
	11,516		BBB+/NR	Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20	12,973
	31,988		BBB+/NR	Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20 (144A)	36,035
	275,000		B/B2	Linn Energy LLC, 6.25%, 11/1/19 (144A)	273,625
	75,000		BBB-/Ba1	Newfield Exploration Co., 5.625%, 7/1/24	83,250
	95,000		B-/Caa1	Northern Oil and Gas, Inc., 8.0%, 6/1/20	97,850
	50,000		CCC+/Caa1	PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)	52,000
	35,000		B-/B3	Samson Investment Co., 9.75%, 2/15/20 (144A)	36,050
	100,000		BBB-/Baa2	TNK-BP Finance SA, 7.25%, 2/2/20 (144A)	121,025
	25,000		B/B3	W&T Offshore, Inc., 8.5%, 6/15/19	27,250
					$1,085,236
				Oil & Gas Refining & Marketing - 0.1%
	45,000		BB+/Ba1	Tesoro Corp., 5.375%, 10/1/22	$46,350
				Oil & Gas Storage & Transportation - 1.9%
	35,000		BBB/Baa3	Buckeye Partners LP, 6.05%, 1/15/18	$39,247
	73,000		BBB/Baa2	DCP Midstream LLC, 9.75%, 3/15/19 (144A)	93,835
	50,000	7.00	BB+/Baa3	Enterprise Products Operating LLC, Floating Rate Note, 6/1/67	53,562
	56,000	8.38	BB+/Baa3	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	63,140
	83,000		BBB/Baa2	Plains All American Pipeline LP, 6.125%, 1/15/17	99,010
	99,000		A/A3	Questar Pipeline Co., 5.83%, 2/1/18	116,854
	100,000		BB/Ba1	Rockies Express Pipeline LLC, 5.625%, 4/15/20 (144A)	95,000
	40,000	3.46	BB/Ba1	Southern Union Co., Floating Rate Note, 11/1/66	31,900
	35,000		BBB/Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	41,385
					$633,933
				Coal & Consumable Fuels - 0.7%
	50,000		BB-/B1	Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)	$47,000
	100,000		B/B2	Penn Virginia Resource Partners LP, 8.25%, 4/15/18	103,250
	85,000		B/B2	Penn Virginia Resource Partners LP, 8.375%, 6/1/20 (144A)	87,762
					$238,012
				Total Energy	$2,713,223
				Materials - 2.5%
				Diversified Chemicals - 0.1%
EURO	25,000		CCC+/Caa1	INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)	$29,799
				Specialty Chemicals - 0.2%
	65,000		BBB/Baa2	Cytec Industries, Inc., 8.95%, 7/1/17	$80,318
				Metal & Glass Containers - 0.2%
	50,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$53,000
				Aluminum - 0.4%
	70,000		BBB-/Baa3	Alcoa, Inc., 6.15%, 8/15/20	$77,250
	50,000		B/B2	Novelis, Inc. Georgia, 8.375%, 12/15/17	54,625
					$131,875
				Diversified Metals & Mining - 0.9%
	100,000		BBB-/Baa2	AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	$105,000
	75,000		CCC+/Caa1	Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)	56,250
	20,000		BBB-/Baa2	Southern Copper Corp., 5.375%, 4/16/20	22,483
	100,000		BB/Ba3	Vedanta Resources Plc, 9.5%, 7/18/18 (144A)	102,750
	20,000		BBB-/Baa3	Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	21,650
					$308,133
				Steel - 0.7%
	40,000		BB+/Baa3	ArcelorMittal, 5.5%, 8/5/20	$38,478
	25,000		BB+/Baa3	ArcelorMittal, 5.75%, 3/1/21	23,818
	75,000		B/B3	Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	71,438
	100,000		NR/B2	Metinvest BV, 8.75%, 2/14/18 (144A)	95,250
					$228,984
				Total Materials	$832,109
				Capital Goods - 2.3%
				Building Products - 0.4%
	25,000		BBB-/Ba2	Masco Corp., 5.95%, 3/15/22	$27,388
	85,000		BBB-/Ba2	Masco Corp., 7.125%, 3/15/20	96,757
					$124,145
				Construction & Engineering - 0.6%
	100,000		BB-/Ba3	Dycom Investments, Inc., 7.125%, 1/15/21	$107,500
	75,000		B+/B1	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	78,375
					$185,875
				Electrical Components & Equipment - 0.4%
	50,000		B/B3	Coleman Cable, Inc., 9.0%, 2/15/18	$53,250
	71,000		B/B1	WESCO Distribution, Inc., 7.5%, 10/15/17	72,242
					$125,492
				Industrial Conglomerates - 0.1%
	50,000		BB-/Ba2	Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)	$51,312
				Construction & Farm Machinery & Heavy Trucks - 0.2%
	22,000		A/Baa1	Cummins, Inc., 6.75%, 2/15/27	$27,552
	35,000		CCC+/B2	Navistar International Corp., 8.25%, 11/1/21	33,206
					$60,758
				Industrial Machinery - 0.3%
	49,000		CCC+/Caa2	Mueller Water Products, Inc., 7.375%, 6/1/17	$50,225
	65,000		B+/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	55,250
					$105,475
				Trading Companies & Distributors - 0.3%
	100,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$101,940
				Total Capital Goods	$754,997
				Transportation - 0.6%
				Airlines - 0.6%
	100,000		NR/Baa2	Continental Airlines 2012-2 Class A Pass Thru Certificates, 4.0%, 10/29/24	$102,375
	32,068		A-/Baa2	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	34,633
	75,000		B-/NR	Gol Finance, 9.25%, 7/20/20 (144A)	68,850
					$205,858
				Total Transportation	$205,858
				Consumer Durables & Apparel - 0.4%
				Homebuilding - 0.4%
	130,000		NR/Ba3	Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)	$132,600
				Total Consumer Durables & Apparel	$132,600
				Consumer Services - 1.6%
				Casinos & Gaming - 1.2%
	50,000		B-/Caa2	Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)	$41,000
EURO	108,000	8.25	BB/Ba2	Lottomatica Group S.p.A., Floating Rate Note, 3/31/66 (144A)	136,427
	35,000		NR/WR	Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (e)	3,150
EURO	50,000		B-/B3	Peermont Global Pty, Ltd., 7.75%, 4/30/14 (144A)	61,687
	25,000		BB-/B1	Scientific Games International, Inc., 6.25%, 9/1/20 (144A)	25,125
	55,000		BB-/B1	Scientific Games International, Inc., 9.25%, 6/15/19	61,050
	65,000		BBB-/NR	Wynn Las Vegas LLC, 5.375%, 3/15/22 (144A)	65,975
					$394,414
				Education Services - 0.4%
	25,000		NR/NR	Bowdoin College, 4.693%, 7/1/12	$25,174
	25,000		AAA/Aaa	Massachusetts Institute of Technology, 5.6%, 7/1/11	36,099
	40,000		A+/A1	The George Washington University, 1.827%, 9/15/17	40,641
	25,000		AA-/Aa2	Tufts University, 5.017%, 4/15/12	28,976
					$130,890
				Total Consumer Services	$525,304
				Media - 0.8%
				Broadcasting - 0.7%
	33,122		CCC+/Caa3	Intelsat Luxembourg SA, 11.5%, 2/4/17	$35,109
	55,000		CCC+/Caa3	Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)	58,300
EURO	100,000		B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	117,591
	25,000		B-/B3	Telesat Canada, 12.5%, 11/1/17	27,812
					$238,812
				Publishing - 0.1%
	25,000		B/Caa1	Interactive Data Corp., 10.25%, 8/1/18	$28,000
				Total Media	$266,812
				Retailing - 0.4%
				Internet Retail - 0.4%
	125,000		BBB-/Ba1	Expedia, Inc., 5.95%, 8/15/20	$137,872
				Total Retailing	$137,872
				Food & Staples Retailing - 0.4%
				Drug Retail - 0.4%
	38,420		BBB+/Baa2	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$43,907
	84,909		BBB+/Baa2	CVS Pass-Through Trust, 6.036%, 12/10/28	98,594
					$142,501
				Total Food & Staples Retailing	$142,501
				Food, Beverage & Tobacco - 1.7%
				Soft Drinks - 0.1%
	20,000		BB/Ba2	Central American Bottling Corp., 6.75%, 2/9/22 (144A)	$21,600
				Agricultural Products - 0.5%
	150,000		BBB-/Ba1	Viterra, Inc., 5.95%, 8/1/20 (144A)	$162,764
				Packaged Foods & Meats - 0.8%
	50,000		B/NR	Agrokor DD, 8.875%, 2/1/20 (144A)	$50,000
	100,000		BB/B1	JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	102,000
	150,000		B+/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	123,975
					$275,975
				Tobacco - 0.3%
	115,000		B-/B3	Alliance One International, Inc., 10.0%, 7/15/16	$119,025
				Total Food, Beverage & Tobacco	$579,364
				Health Care Equipment & Services - 1.0%
				Health Care Facilities - 0.7%
	150,000		B/B3	CHS, 8.0%, 11/15/19	$164,625
	50,000		A-/NR	NYU Hospitals Center, 4.428%, 7/1/42	50,812
					$215,437
				Managed Health Care - 0.3%
	95,000		BB+/Ba2	AMERIGROUP Corp., 7.5%, 11/15/19	$110,972
				Total Health Care Equipment & Services	$326,409
				Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
				Life Sciences Tools & Services - 0.0%
	240		B/Caa1	Catalent Pharma Solutions, Inc., 9.5%, 4/15/15	$244
				Total Pharmaceuticals, Biotechnology & Life Sciences	$244
				Banks - 5.2%
				Diversified Banks - 3.7%
NOK	450,000		AAA/Aaa	Asian Development Bank, 3.375%, 5/20/14	$81,002
	100,000	7.38	BB+/NR	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	107,751
	65,000		NR/Baa2	Banco de Credito del Peru Panama, 5.375%, 9/16/20 (144A)	69,875
	65,000	6.88	NR/Baa3	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	73,612
	40,000		NR/Ba2	Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)	43,053
	100,000		NR/Baa2	Bancolombia SA, 5.95%, 6/3/21	112,500
	75,000		BBB/NR	BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	77,062
TRY	250,000		AA/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3/3/15	117,718
EURO	50,000		NR/Aaa	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20	67,470
	150,000		A/A2	HSBC Bank Plc, 7.65%, 5/1/25	193,534
	100,000		BBB+/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	97,680
	200,000		A/Baa1	Nordea Bank AB, 4.25%, 9/21/22 (144A)	198,761
					$1,240,018
				Regional Banks - 1.3%
	100,000		BB+/Baa3	Capital One Capital V, 10.25%, 8/15/39	$103,000
	81,000	8.25	BBB/Baa3	PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)	84,074
	80,000	6.75	BBB/Baa3	PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)	89,402
	100,000	5.38	BBB+/Baa1	State Street Capital Trust III, Floating Rate Note, 1/29/49 (Perpetual)	100,013
	50,000		BBB/Baa1	SunTrust Banks, Inc., 3.5%, 1/20/17	53,666
					$430,155
				Thrifts & Mortgage Finance - 0.2%
	50,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	$51,938
DKK	2,437		AAA/WR	Realkredit Danmark AS, 7.0%, 4/1/32	484
					$52,422
				Total Banks	$1,722,595
				Diversified Financials - 5.0%
				Other Diversified Financial Services - 0.8%
	115,000		BBB+/Baa2	Alterra Finance LLC, 6.25%, 9/30/20	$122,759
	25,000		BBB+/Baa2	Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	26,949
	100,000	7.90	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note, 4/29/49 (Perpetual)	113,573
					$263,281
				Specialized Finance - 0.7%
	75,000		BBB-/Baa3	Banque PSA Finance SA, 5.75%, 4/4/21 (144A)	$68,901
	121,000		BBB/Baa3	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	124,969
	20,000		BBB/NR	Corp Financiera de Desarrollo SA, 4.75%, 2/8/22 (144A)	22,050
					$215,920
				Consumer Finance - 0.6%
CNY	0		A/A2	Caterpillar Financial Services Corp., 1.35%, 7/12/13	$0
	106,000	4.00	BBB-/Ba1	SLM Corp., Floating Rate Note, 7/25/14	107,643
	118,000		CCC/Caa1	Springleaf Finance Corp., 6.9%, 12/15/17	100,300
					$207,943
				Asset Management & Custody Banks - 0.5%
	35,000	7.52	BBB+/Baa2	Ameriprise Financial, Inc., Floating Rate Note, 6/1/66	$38,588
	125,000		A/NR	Blackstone Holdings Finance Co LLC, 6.25%, 8/15/42 (144A)	132,634
	9,000		BBB-/Baa3	Janus Capital Group, Inc., 6.7%, 6/15/17	10,186
					$181,408
				Investment Banking & Brokerage - 2.4%
	245,000	4.00	BB+/Ba2	Goldman Sachs Capital II, Floating Rate Note, 6/1/43	$184,524
	20,000		BBB/Baa2	Jefferies Group, Inc., 5.125%, 4/13/18	20,300
	95,000		BBB/Baa2	Jefferies Group, Inc., 6.875%, 4/15/21	102,244
	75,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	80,362
	60,000		A-/Baa1	Morgan Stanley, 5.5%, 1/26/20	65,309
	111,000		A-/Baa1	Morgan Stanley, 6.625%, 4/1/18	127,532
	75,000		BBB/Baa2	Raymond James Financial, Inc., 4.25%, 4/15/16	79,520
	90,000		NR/Baa3	Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	92,872
	30,000		A/Baa1	TD Ameritrade Holding Corp., 5.6%, 12/1/19	35,251
					$787,914
				Total Diversified Financials	$1,656,466
				Insurance - 5.2%
				Insurance Brokers - 0.6%
	85,000		BBB-/Baa3	Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	$93,739
	133,000	4.31	CCC/Caa1	USI Holdings Corp., Floating Rate Note, 11/15/14 (144A)	128,678
					$222,417
				Life & Health Insurance - 1.9%
	55,000		BBB/Baa2	Delphi Financial Group, Inc., 7.875%, 1/31/20	$66,252
	137,000	6.05	BBB/Ba1	Lincoln National Corp., Floating Rate Note, 4/20/67	134,089
	50,000		BBB/Baa2	MetLife, Inc., 10.75%, 8/1/39	74,250
	110,000		A-/Baa2	Protective Life Corp., 7.375%, 10/15/19	131,024
	10,000		A/Baa2	Prudential Financial, Inc., 6.2%, 1/15/15	11,069
	50,000	8.88	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 6/15/38	61,750
	50,000	5.88	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 9/15/42	51,250
	100,000		BBB-/Baa2	Unum Group, 5.75%, 8/15/42	105,218
					$634,902
				Multi-line Insurance - 0.7%
	80,000		BBB/Baa3	Genworth Financial, Inc., 7.2%, 2/15/21	$81,800
	26,000		BBB-/Baa2	Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)	28,250
	123,000	7.00	BB/Baa3	Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)	116,850
					$226,900
				Property & Casualty Insurance - 1.4%
	75,000		BBB-/Baa3	Fidelity National Financial, Inc., 5.5%, 9/1/22	$80,401
	105,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)	107,012
	25,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	29,205
	129,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.625%, 10/15/25	158,522
	100,000	6.50	BBB-/Ba1	XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)	92,000
					$467,140
				Reinsurance - 0.6%
	61,000		BBB/NR	Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	$67,100
	100,000		BBB+/Baa2	Validus Holdings, Ltd., 8.875%, 1/26/40	126,839
					$193,939
				Total Insurance	$1,745,298
				Real Estate - 1.8%
				Diversified REIT's - 0.1%
	20,000		BBB/Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	$23,120
				Office REIT's - 0.2%
	20,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$21,339
	20,000		BBB-/Baa3	BioMed Realty LP, 4.25%, 7/15/22	20,848
	25,000		BBB/Baa2	Mack-Cali Realty LP, 4.5%, 4/18/22	26,762
					$68,949
				Retail REIT's - 0.3%
	80,000		BBB-/Baa3	DDR Corp., 7.5%, 4/1/17	$95,731
				Specialized REIT's - 1.0%
	15,000		BBB-/Baa3	CubeSmart LP, 4.8%, 7/15/22	$16,231
	40,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	42,022
	75,000		BBB-/Baa2	Hospitality Properties Trust, 7.875%, 8/15/14	81,047
	50,000		BB-/B1	Sabra Health Care LP, 8.125%, 11/1/18	54,750
	111,000		BBB-/Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	124,643
					$318,693
				Diversified Real Estate Activities - 0.2%
	75,000		BB/NR	BR Malls International Finance, Ltd., 8.5%, 1/29/49 (Perpetual) (144A)	$81,750
				Total Real Estate	$588,243
				Software & Services - 0.3%
				Data Processing & Outsourced Services - 0.3%
	100,000		BB/Ba2	Audatex North America, Inc., 6.75%, 6/15/18 (144A)	$106,750
				Total Software & Services	$106,750
				Technology Hardware & Equipment - 0.1%
				Electronic Equipment Manufacturers - 0.1%
	50,000		BB-/B2	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$49,875
				Total Technology Hardware & Equipment	$49,875
				Telecommunication Services - 2.8%
				Alternative Carriers - 0.3%
	100,000		BB-/WR	PAETEC Holding Corp., 8.875%, 6/30/17	$108,500
				Integrated Telecommunication Services - 1.5%
	50,000		BB/Baa3	CenturyLink, Inc., 7.6%, 9/15/39	$52,881
	100,000		B/B1	Cincinnati Bell, Inc., 8.375%, 10/15/20	107,500
	75,000		BB/Ba2	Frontier Communications Corp., 8.5%, 4/15/20	84,750
	60,000		NR/Ba3	GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)	62,354
	40,000		NR/A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	41,568
	60,000		A/A2	Qtel International Finance, Ltd., 6.5%, 6/10/14 (144A)	65,010
	75,000		BBB/Baa2	Telefonica Emisiones SAU, 6.221%, 7/3/17	78,375
					$492,438
				Wireless Telecommunication Services - 1.0%
	80,000		B-/B2	NII Capital Corp., 8.875%, 12/15/19	$67,200
	200,000		BB/Ba3	VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)	209,750
	50,000		NR/NR	WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	52,474
					$329,424
				Total Telecommunication Services	$930,362
				Utilities - 1.7%
				Electric Utilities - 0.9%
	100,000		NR/Baa3	Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)	$112,500
	25,000	6.70	BB+/Ba1	PPL Capital Funding, Inc., Floating Rate Note, 3/30/67	26,001
	50,000	6.25	BBB-/Baa2	Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)	54,299
	83,000		BBB+/A3	West Penn Power Co., 5.95%, 12/15/17 (144A)	97,267
					$290,067
				Multi-Utilities - 0.5%
	50,000		BBB+/Baa1	New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$56,852
	115,870		NR/NR	Ormat Funding Corp., 8.25%, 12/30/20	110,077
					$166,929
				Independent Power Producers & Energy Traders - 0.3%
	90,908		BBB-/NR	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$100,727
	12,663		NR/NR	Juniper Generation LLC, 6.79%, 12/31/14 (144A)	11,431
					$112,158
				Total Utilities	$569,154
				TOTAL CORPORATE BONDS
				(Cost $13,000,628)	$13,986,036

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
	50,000		AAA/Aaa	Fannie Mae, 4.0%, 1/1/42	$53,954
	41,303		AAA/Aaa	Fannie Mae, 4.0%, 11/1/41	44,570
	62,237		AAA/Aaa	Fannie Mae, 4.0%, 12/1/41	67,159
	64,119		AAA/Aaa	Fannie Mae, 4.5%, 12/1/41	69,743
	15,259		AAA/Aaa	Fannie Mae, 4.5%, 3/1/35	16,540
	29,257		AAA/Aaa	Fannie Mae, 5.0%, 6/1/40	32,208
	1,323		AAA/Aaa	Fannie Mae, 6.0%, 12/1/31	1,494
	714		AAA/Aaa	Fannie Mae, 6.0%, 3/1/32	808
	597		AAA/Aaa	Fannie Mae, 6.5%, 10/1/31	694
	466		AAA/Aaa	Fannie Mae, 6.5%, 2/1/32	541
	192		AAA/Aaa	Fannie Mae, 6.5%, 7/1/31	225
	216		AAA/Aaa	Fannie Mae, 7.0%, 9/1/29	260
	84,035		AAA/Aaa	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	90,174
	53,162		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	57,640
	106,675		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	117,328
	2,392		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	2,600
	15,524		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	16,900
	1,277		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	1,375
	58,395		AAA/Aaa	Government National Mortgage Association I, 4.5%, 4/15/35	64,249
	22,156		AAA/Aaa	Government National Mortgage Association I, 4.5%, 5/15/34	24,592
	23,336		AAA/Aaa	Government National Mortgage Association I, 4.5%, 9/15/33	25,763
	12,012		AAA/Aaa	Government National Mortgage Association I, 5.0%, 4/15/35	13,325
	17,901		AAA/Aaa	Government National Mortgage Association I, 5.5%, 1/15/34	20,217
	32,580		AAA/Aaa	Government National Mortgage Association I, 5.5%, 11/15/35	36,373
	38,448		AAA/Aaa	Government National Mortgage Association I, 5.5%, 4/15/34	43,080
	53,872		AAA/Aaa	Government National Mortgage Association I, 5.5%, 6/15/35	60,211
	9,327		AAA/Aaa	Government National Mortgage Association I, 5.5%, 7/15/34	10,471
	4,838		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/33	5,522
	2,496		AAA/Aaa	Government National Mortgage Association I, 6.0%, 2/15/33	2,843
	4,883		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	5,562
	603		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	687
	3,887		AAA/Aaa	Government National Mortgage Association I, 6.0%, 3/15/33	4,446
	1,473		AAA/Aaa	Government National Mortgage Association I, 6.0%, 5/15/17	1,611
	1,577		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/17	1,708
	2,545		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	2,899
	4,905		AAA/Aaa	Government National Mortgage Association I, 6.0%, 6/15/33	5,610
	4,313		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	4,935
	4,535		AAA/Aaa	Government National Mortgage Association I, 6.0%, 7/15/33	5,165
	10,534		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/19	11,521
	20,876		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/34	23,775
	8,513		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	9,735
	2,249		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/33	2,561
	3,151		AAA/Aaa	Government National Mortgage Association I, 6.5%, 1/15/30	3,741
	1,972		AAA/Aaa	Government National Mortgage Association I, 6.5%, 11/15/32	2,343
	1,527		AAA/Aaa	Government National Mortgage Association I, 6.5%, 2/15/32	1,823
	2,513		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/29	2,970
	1,612		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/32	1,924
	357		AAA/Aaa	Government National Mortgage Association I, 7.0%, 3/15/31	427
	1,627		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/23	1,905
	56,699		AAA/Aaa	Government National Mortgage Association II, 4.5%, 9/20/41	62,931
	12,475		AAA/Aaa	Government National Mortgage Association II, 5.5%, 3/20/34	14,023
	21,219		AAA/Aaa	Government National Mortgage Association II, 6.0%, 11/20/33	24,200
	150,000		AA+/Aaa	U.S. Treasury Bonds, 4.375%, 2/15/38	197,461
	100,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 5/15/38	134,172
	325,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 8/15/39	437,430
	25,000		AA+/Aaa	U.S. Treasury Bonds, 6.25%, 8/15/23	36,277
	200,000		AA+/Aaa	U.S. Treasury Notes, 2.0%, 2/15/22	208,016
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $1,900,406)	$2,090,717

				FOREIGN GOVERNMENT BONDS - 6.1%
CAD	495,000		AAA/Aaa	Canada Housing Trust No. 1, 3.75%, 3/15/20 (144A)	$565,403
CAD	60,000		AAA/Aaa	Canadian Government Bond, 4.25%, 6/1/18	70,607
IDR	300,000,000		BB+/NR	Indonesia Recapitalization Bond, 14.25%, 6/15/13	33,335
IDR	200,000,000		BB+/NR	Indonesia Recapitalization Bond, 14.275%, 12/15/13	23,101
IDR	300,000,000		BB+/Baa3	Indonesia Treasury Bond, 11.0%, 12/15/12	31,720
IDR	100,000,000		BB+/Baa3	Indonesia Treasury Bond, 12.5%, 3/15/13	10,807
IDR	171,000,000		NR/Baa3	Indonesia Treasury Bond, 6.125%, 5/15/28	17,298
IDR	150,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/27	16,579
IDR	893,000,000		NR/Baa3	Indonesia Treasury Bond, 8.25%, 6/15/32	108,475
IDR	75,000,000		NR/Baa3	Indonesia Treasury Bond, 9.0%, 9/15/13	8,116
EURO	80,000		BBB+/Ba1	Ireland Government Bond, 4.5%, 4/18/20	98,905
EURO	80,000		BBB+/Ba1	Ireland Government Bond, 5.0%, 10/18/20	101,969
EURO	60,000		BBB+/Ba1	Ireland Government Bond, 5.9%, 10/18/19	81,219
MXN	1,180,000		A-/Baa1	Mexican Bonos, 6.5%, 6/9/22	99,765
MXN	1,660,000		A-/Baa1	Mexican Bonos, 7.75%, 11/13/42	149,668
PHP	9,695,000		NR/NR	Philippine Government Bond, 5.875%, 3/1/32	238,741
PHP	2,720,000		NR/Ba2	Philippine Government Bond, 7.625%, 9/29/36	80,690
	50,000		A-/A2	Poland Government International Bond, 6.375%, 7/15/19	61,750
	100,000		B/B3	Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	72,500
AUD	69,000		AAA/Aaa	Queensland Treasury Corp., 6.0%, 8/14/13	73,484
SEK	500,000		AAA/Aaa	Sweden Government Bond, 6.75%, 5/5/14	83,491
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $1,844,456)	$2,027,623

				MUNICIPAL BONDS - 5.8%
				Municipal Development - 1.2%
	60,000	5.90	BBB/NR	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$67,578
	65,000		BBB-/Baa3	Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	73,254
	58,000	7.00	B/B3	New Jersey Economic Development Authority, Floating Rate Note, 11/15/30	58,222
	70,000		BBB/Baa2	Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	74,397
	60,000		B+/B1	Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	60,651
	50,000		BBB/NR	Selma Industrial Development Board, 6.25%, 11/1/33	57,854
					$391,956
				Municipal General - 0.8%
	100,000		AA-/Aa3	New Jersey Economic Development Authority, 0.0%, 2/15/18	$85,095
	75,000		A+/A1	New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	87,837
	25,000		AAA/Aa1	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	29,114
	66,000		AA-/Aa3	State of Wisconsin, 5.75%, 5/1/33	79,137
					$281,183
				Higher Municipal Education - 2.2%
	98,000		AA-/Aa2	California State University, 5.0%, 11/1/39	$107,068
	70,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	81,740
	99,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42	110,747
	50,000		AAA/Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	57,658
	30,000		AAA/Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	35,245
	30,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	37,028
	75,000		AAA/Aaa	Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39	89,865
	25,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	29,159
	20,000		AA-/Aa3	New York State Dormitory Authority, 5.0%, 7/1/37	23,105
	100,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 7/1/38	115,627
	25,000		AAA/Aaa	Permanent University Fund, 5.0%, 7/1/30	31,916
					$719,158
				Municipal Medical - 0.4%
	50,000		AA/Aa2	Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41	$58,866
	25,000		AA-/A1	Massachusetts Development Finance Agency, 5.375%, 4/1/41	28,384
	50,000		A/NR	New Hampshire Health & Education Facilities Authority, 6.5%, 1/1/41	58,714
					$145,964
				Municipal Pollution - 0.5%
	135,000	5.95	BBB/NR	Port Freeport Texas, Floating Rate Note, 5/15/33	$153,241

				Municipal Transportation - 0.0%
	15,000		AA-/Aa3	Port Authority of New York & New Jersey, 4.458%, 10/1/62	$15,000

				Municipal Water - 0.5%
	60,000		AAA/Aa1	City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41	$69,287
	25,000		AAA/Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	28,282
	35,000		AAA/Aaa	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30	41,690
	30,000		AAA/Aaa	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32	35,280
					$174,539
				Municipal Obligation - 0.2%
	50,000		AAA/Aa1	State of Florida, 4.0%, 6/1/27	$56,298

				TOTAL MUNICIPAL BONDS
				(Cost $1,695,668)	$1,937,339

				SENIOR FLOATING RATE LOAN INTERESTS - 10.8%
				Energy - 0.9%
				Oil & Gas Equipment & Services - 0.4%
	76,261	0.00	B/B3	FTS International Services LLC, Term Loan, 5/6/16	$73,615
	55,154	0.00	B-/B2	Hudson Products Holdings, Inc., Term Loan, 8/24/15	54,740
					$128,355
				Oil & Gas Exploration & Production - 0.3%
	100,000	0.00	B+/B1	Samson Investment Co., 9/10/16	$100,771
				Coal & Consumable Fuels - 0.2%
	100,000	0.00	NR/NR	Bumi Resources Tbk PT, Loan, 8/15/13	$87,500
				Total Energy	$316,626
				Materials - 0.6%
				Commodity Chemicals - 0.2%
	75,000	0.00	B/B1	CPG International I, Inc., 9/21/19	$75,281
				Aluminum - 0.1%
	39,800	0.00	BB-/Ba2	Noranda Aluminum Holding Corp., Term B Loan, 2/17/19	$40,310
				Precious Metals & Minerals - 0.3%
	85,500	0.00	BB-/B1	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$85,436
				Total Materials	$201,027
				Commercial Services & Supplies - 0.5%
				Office Services & Supplies - 0.1%
	29,850	0.00	BB+/Ba1	ACCO Brands Corp., Term B Loan, 1/4/19	$30,102
				Research & Consulting Services - 0.4%
	127,234	0.00	BB/Ba3	Wyle Services Corp., Term Loan (First Lien), 3/31/17	$127,234
				Total Commercial Services & Supplies	$157,336
				Transportation - 0.5%
				Air Freight & Logistics - 0.2%
	23,296	0.00	NR/NR	CEVA Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16	$22,218
	44,718	0.00	B-/Ba3	CEVA Group Plc, US Tranche B Term Loan, 8/31/16	42,650
					$64,868
				Railroads - 0.2%
	79,600	0.00	BB+/B1	RailAmerica, Inc., Initial Loan, 2/15/19	$79,650
				Trucking - 0.1%
	33,857	0.00	BB/B1	Swift Transportation Co., Tranche B-1 Term Loan, 12/21/16	$34,026
				Total Transportation	$178,544
				Automobiles & Components - 0.9%
				Auto Parts & Equipment - 0.4%
	64,523	0.00	B+/Ba3	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	$63,094
	32,920	0.00	B+/Ba3	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	32,191
	39,800	0.00	NR/NR	TI Group Automotive Systems LLC, Term Loan, 3/1/19	39,477
					$134,762
				Automobile Manufacturers - 0.5%
	148,125	0.00	BB/Ba2	Chrysler Group LLC, Tranche B Term Loan, 4/28/17	$151,324
				Total Automobiles & Components	$286,086
				Consumer Durables & Apparel - 0.1%
				Housewares & Specialties - 0.1%
	29,850	0.00	B+/B1	Yankee Candle Co., Inc., Initial Term Loan, 3/2/19	$30,176
				Total Consumer Durables & Apparel	$30,176
				Consumer Services - 1.7%
				Casinos & Gaming - 0.1%
	29,850	0.00	BB+/Ba1	Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19	$30,055
				Hotels, Resorts & Cruise Lines - 0.4%
	125,000	0.00	NR/Ba2	Seven Seas Cruises S de RL LLC, Term B Loan, 12/21/18	$125,938
				Leisure Facilities - 0.3%
	100,000	0.00	BB+/B1	Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18	$100,750
				Restaurants - 0.8%
	233,078	0.00	BB/Ba3	Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16	$233,741
	35,000	0.00	BB-/B1	Wendy's International, Inc., Term Loan, 4/3/19	35,355
					$269,096
				Specialized Consumer Services - 0.1%
	34,825	0.00	B/Ba3	Ascent Capital Group, Inc., Term Loan, 3/6/18	$35,282
				Total Consumer Services	$561,121
				Media - 0.6%
				Broadcasting - 0.4%
	48,875	0.00	BB-/Ba3	MCC Georgia LLC, Tranche F Term Loan, 10/20/17	$48,631
	74,813	0.00	NR/Ba3	Telesat Canada, U.S. Term B Loan, 3/28/19	75,093
					$123,724
				Publishing - 0.2%
	71,495	0.00	BB-/Ba3	Interactive Data Corp., Term B Loan, 1/31/18	$71,986
				Total Media	$195,710
				Food, Beverage & Tobacco - 0.2%
				Packaged Foods & Meats - 0.2%
	73,688	0.00	B+/B1	Pierre Foods, Inc., Loan (First Lien), 9/30/16	$74,110
				Total Food, Beverage & Tobacco	$74,110
				Health Care Equipment & Services - 1.7%
				Health Care Services - 1.2%
	180,556	0.00	BB-/Ba1	Sun Healthcare Group, Inc., Term Loan, 10/18/16	$180,330
	246,250	0.00	B+/B1	Virtual Radiologic Corp., Term Loan A, 11/3/16	221,625
					$401,955
				Health Care Facilities - 0.3%
	114,818	0.00	BB/Ba3	Community Health Systems, Inc., Extended Term Loan, 7/25/14	$115,496
				Managed Health Care - 0.2%
	26,469	0.00	NR/B1	Aveta, Inc., MMM Term Loan, 3/20/17	$26,800
	26,469	0.00	B+/B1	Aveta, Inc., NAMM Term Loan, 4/4/17	26,700
					$53,500
				Total Health Care Equipment & Services	$570,951
				Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
				Biotechnology - 0.7%
	246,336	0.00	BB+/Ba2	Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17	$248,861
				Pharmaceuticals - 0.3%
	100,000	0.00	NR/B1	Par Pharmaceutical Companies, Inc., 8/2/19	$99,975
				Total Pharmaceuticals, Biotechnology & Life Sciences	$348,836
				Insurance - 0.3%
				Life & Health Insurance - 0.3%
	100,000	0.00	NR/Ba3	CNO Financial Group, Inc., 9/4/18	$100,479
				Total Insurance	$100,479
				Software & Services - 0.1%
				Systems Software - 0.1%
	34,825	0.00	NR/Ba2	Rovi Corp., Tranche B2 Term Loan, 3/30/19	$33,693
				Total Software & Services	$33,693
				Technology Hardware & Equipment - 1.1%
				Electronic Components - 1.1%
	277,106	0.00	BB+/Ba2	Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14	$276,482
	79,628	0.00	BB+/Ba2	Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14	79,449
					$355,931
				Total Technology Hardware & Equipment	$355,931
				Semiconductors & Semiconductor Equipment - 0.3%
				Semiconductor Equipment - 0.2%
	76,142	0.00	B/B1	Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 12/1/16	$74,581
				Semiconductors - 0.1%
	14,963	0.00	BBB-/Ba2	Semtech Corp., B Term Loan, 2/21/17	$15,084
				Total Semiconductors & Semiconductor Equipment	$89,665
				Utilities - 0.3%
				Electric Utilities - 0.3%
	142,369	0.00	CCC/Caa1	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17	$98,435
				Total Utilities	$98,435
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $3,611,540)	$3,598,726

				TOTAL INVESTMENT IN SECURITIES - 95.4%
				(Cost $30,190,895) (a)	$31,874,937
				OTHER ASSETS & LIABILITIES - 4.6%	$1,532,747
				TOTAL NET ASSETS - 100.0%	$33,407,684

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	WR			Withdrawn rating.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 28, 2012, the value of these securities amounted to $8,487,540 or 25.4% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(a)			At September 30, 2012, the net unrealized gain on investments based on
				cost for federal income tax purposes of $30,200,999 was as follows:

				Aggregate gross unrealized gain for all investments in which
				there is an excess of value over tax cost	$2,556,220

				Aggregate gross unrealized loss for all investments in which
				there is an excess of tax cost over value	(882,282)

				Net unrealized gain	$1,673,938

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security is in default and is non-income producing.

				Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	AUD			Australian Dollar
	CAD			Canadian Dollar
	DKK			Danish Kroner
	EURO			Euro
	IDR			Indonesian Rupiah
	NOK			Norwegian Krone
	SEK			Swedish Krone
	MXN			Mexican Peso
	PHP			Philippine Peso
	CNY			New Chinese Yuan
	TRY			Turkish Lira

	(e)			Security is in default and is non-income producing.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 28, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$1,458,175	$-	$1,458,175
Preferred Stocks	486,188	-	-	486,188
Convertible Preferred Stocks	401,024	-	-	401,024
Common Stock	37,322	74,749	-	112,071
Asset Backed Securities	-	1,631,864	-	1,631,864
Collateralized Mortgage Obligations	-	4,145,174	-	4,145,174
Corporate Bonds	-	13,986,036	-	13,986,036
U.S. Government Agency Obligations	-	2,090,717	-	2,090,717
Foreign Government Bonds	-	2,027,623	-	2,027,623
Municipal Bonds	-	1,937,339	-	1,937,339
Senior Floating Rate Loan Interests	-	3,598,726	-	3,598,726
Repurchase Agreements	-	-	-	-
Total	$924,534	$30,950,403	$-	$31,874,937

Other Financial Instruments*	$(32,117)	$2,513	$-	$(29,604)
* Other financial instruments include futures contracts and foreign exchange contracts.

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

		Corporate Bonds

	Balance as of 12/31/11	$11,127
	Realized gain (loss)	(20,886)
	Change in unrealized appreciation (depreciation)1	32,244
	Net purchases (sales)	(22,485)
	Transfers in and out of Level 3	-
	Balance as of 9/30/12	$-

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.
2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.
*	Transfers are calculated on the beginning of period values.

			Pioneer High Yield VCT Portfolio
			Schedule of Investments 9/28/2012

Principal Amount ($)	Floating Rate (d) (unaudited)	S&P/Moody's Ratings (unaudited)		Value
			CONVERTIBLE CORPORATE BONDS - 18.0%
			Energy - 2.1%
			Oil & Gas Equipment & Services - 0.1%
73,000		B-/NR	Newpark Resources, Inc., 4.0%, 10/1/17	$75,920
			Oil & Gas Exploration & Production - 0.8%
452,000		BB-/Ba3	Chesapeake Energy Corp., 2.5%, 5/15/37	$405,952
133,000		BB-/Ba3	Chesapeake Energy Corp., 2.5%, 5/15/37	115,959
100,000		NR/NR	Stone Energy Corp., 1.75%, 3/1/17 (144A)	95,188
				$617,099
			Oil & Gas Storage & Transportation - 0.2%
200,000		NR/NR	Golar LNG, Ltd., 3.75%, 3/7/17	$199,540
			Coal & Consumable Fuels - 1.0%
830,000		B+/NR	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	$765,675
150,000		CCC-/B2	James River Coal Co., 3.125%, 3/15/18	49,500
				$815,175
			Total Energy	$1,707,734
			Materials - 0.3%
			Steel - 0.3%
205,000		BB+/NR	Steel Dynamics, Inc., 5.125%, 6/15/14	$214,353
			Total Materials	$214,353
			Capital Goods - 2.7%
			Electrical Components & Equipment - 0.8%
459,000		B/B2	General Cable Corp., 4.5%, 11/15/29 (Step)	$491,130
120,000		BBB-/Baa3	Roper Industries, Inc., 0.0%, 1/15/34 (Step)	165,525
				$656,655
			Construction & Farm Machinery & Heavy Trucks - 0.8%
115,000		NR/NR	Greenbrier Companies, Inc., 3.5%, 4/1/18	$103,859
630,000		CCC+/NR	Navistar International Corp., 3.0%, 10/15/14	558,731
				$662,590
			Trading Companies & Distributors - 1.1%
420,000		B/NR	WESCO International, Inc., 6.0%, 9/15/29	$900,112
			Total Capital Goods	$2,219,357
			Transportation - 0.2%
			Airlines - 0.2%
120,000		B-/B3	Continental Airlines, Inc., 4.5%, 1/15/15	$155,850
			Total Transportation	$155,850
			Automobiles & Components - 0.9%
			Automobile Manufacturers - 0.9%
526,000		BB+/Baa3	Ford Motor Co., 4.25%, 11/15/16	$725,551
			Total Automobiles & Components	$725,551
			Consumer Durables & Apparel - 0.5%
			Homebuilding - 0.5%
109,000		B+/B2	Lennar Corp., 2.75%, 12/15/20 (144A)	$184,142
185,000		B/B3	Standard Pacific Corp., 1.25%, 8/1/32	203,500
				$387,642
			Total Consumer Durables & Apparel	$387,642
			Food, Beverage & Tobacco - 0.3%
			Tobacco - 0.3%
265,000		CCC+/Caa2	Alliance One International, Inc., 5.5%, 7/15/14	$255,394
			Total Food, Beverage & Tobacco	$255,394
			Health Care Equipment & Services - 1.8%
			Health Care Equipment - 0.8%
460,000		B+/NR	Hologic, Inc., 2.0%, 12/15/37 (Step)	$515,775
170,000		NR/NR	NuVasive, Inc., 2.75%, 7/1/17	162,244
				$678,019
			Health Care Supplies - 0.5%
400,000		B-/NR	Alere, Inc., 3.0%, 5/15/16	$377,750
			Health Care Technology - 0.5%
350,000		NR/NR	WebMD Health Corp., 2.25%, 3/31/16	$323,750
96,000		NR/NR	WebMD Health Corp., 2.5%, 1/31/18	79,260
				$403,010
			Total Health Care Equipment & Services	$1,458,779
			Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
			Biotechnology - 2.5%
265,000		NR/NR	Corsicanto, Ltd., 3.5%, 1/15/32 (144A)	$450,169
345,000		NR/NR	Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17	601,594
250,000		NR/NR	PDL BioPharma, Inc., 3.75%, 5/1/15	307,500
535,000		NR/NR	Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15	687,141
				$2,046,404
			Pharmaceuticals - 0.2%
165,000		NR/NR	Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19 (144A)	$159,844
			Total Pharmaceuticals, Biotechnology & Life Sciences	$2,206,248
			Diversified Financials - 0.3%
			Consumer Finance - 0.2%
175,000		B+/NR	DFC Global Corp., 3.25%, 4/15/17 (144A)	$186,047
			Asset Management & Custody Banks - 0.1%
55,000		BBB/NR	Apollo Investment Corp., 5.75%, 1/15/16	$56,650
			Total Diversified Financials	$242,697
			Real Estate - 0.3%
			Specialized REIT's - 0.3%
155,000		BB+/NR	Host Hotels & Resorts LP, 2.5%, 10/15/29 (144A)	$206,344
			Total Real Estate	$206,344
			Software & Services - 2.3%
			Internet Software & Services - 0.6%
250,000		B/NR	Equinix, Inc., 3.0%, 10/15/14	$491,562
			Application Software - 1.7%
360,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	$404,550
100,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31 (144A)	115,562
600,000		BB-/NR	Nuance Communications, Inc., 2.75%, 8/15/27	859,500
				$1,379,612
			Total Software & Services	$1,871,174
			Technology Hardware & Equipment - 0.9%
			Computer Storage & Peripherals - 0.2%
145,000		BB/NR	SanDisk Corp., 1.5%, 8/15/17	$164,122
			Electronic Components - 0.7%
310,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$232,306
350,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 6/1/42 (144A)	338,406
				$570,712
			Total Technology Hardware & Equipment	$734,834
			Semiconductors & Semiconductor Equipment - 2.1%
			Semiconductor Equipment - 0.5%
146,000		BBB-/Baa1	Lam Research Corp., 1.25%, 5/15/18	$141,072
225,000		BBB-/NR	Novellus Systems, Inc., 2.625%, 5/15/41	249,891
				$390,963
			Semiconductors - 1.6%
628,000		BB/NR	ON Semiconductor Corp., 2.625%, 12/15/26	$656,260
710,000		NR/NR	SunPower Corp., 4.75%, 4/15/14	672,725
				$1,328,985
			Total Semiconductors & Semiconductor Equipment	$1,719,948
			Telecommunication Services - 0.6%
			Integrated Telecommunication Services - 0.6%
209,000		NR/NR	MasTec, Inc., 4.0%, 6/15/14	$290,379
160,000		NR/NR	MasTec, Inc., 4.25%, 12/15/14	228,000
				$518,379
			Total Telecommunication Services	$518,379
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $12,200,781)	$14,624,284

			PREFERRED STOCKS - 0.3%
			Consumer Services - 0.0%
			Hotels, Resorts & Cruise Lines - 0.0%
500		NR/NR	Perseus Holding Corp., 14.0%, 4/15/14 (144A)	$27,000
			Total Consumer Services	$27,000
			Diversified Financials - 0.3%
			Other Diversified Financial Services - 0.3%
10,350	8.12	CCC+/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$259,888
			Total Diversified Financials	$259,888
			TOTAL PREFERRED STOCKS
			(Cost $255,149)	$286,888

			CONVERTIBLE PREFERRED STOCKS - 3.8%
			Energy - 0.7%
			Oil & Gas Exploration & Production - 0.7%
13,170		NR/NR	Petroquest Energy, Inc., 6.875%, 12/31/99 (Perpetual)	$484,408
1,054		CCC/NR	SandRidge Energy, Inc., 7.0%, 12/31/99 (Perpetual)	116,467
				$600,875
			Total Energy	$600,875
			Capital Goods - 0.4%
			Electrical Components & Equipment - 0.4%
2,000		NR/NR	General Cable Corp., 5.75%, 11/24/13	$293,688
			Total Capital Goods	$293,688
			Automobiles & Components - 0.2%
			Tires & Rubber - 0.2%
4,050		NR/NR	The Goodyear Tire & Rubber Co., 5.875%, 4/1/14	$178,888
			Total Automobiles & Components	$178,888
			Health Care Equipment & Services - 0.7%
			Health Care Supplies - 0.7%
2,797		CCC+/NR	Alere, Inc., 3.0%, 12/31/99 (Perpetual)	$567,427
			Total Health Care Equipment & Services	$567,427
			Real Estate - 1.8%
			Real Estate Operating Companies - 1.8%
26,900		CCC+/Caa2	Forest City Enterprises, Inc., 7.0%, 12/31/99 (Perpetual)	$1,452,604
			Total Real Estate	$1,452,604
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $3,690,010)	$3,093,482
Shares
			COMMON STOCKS - 11.4%
			Energy - 0.7%
			Oil & Gas Drilling - 0.3%
33,020			Hercules Offshore, Inc. *	$161,138
1,700			Transocean, Ltd.	76,313
				$237,451
			Oil & Gas Exploration & Production - 0.2%
5,400			Marathon Oil Corp.	$159,678
			Oil & Gas Refining & Marketing - 0.2%
2,700			Marathon Petroleum Corp. *	$147,393
			Total Energy	$544,522
			Materials - 3.0%
			Commodity Chemicals - 0.7%
15,290			Georgia Gulf Corp.	$553,804
			Diversified Chemicals - 1.1%
17,717			LyondellBasell Industries NV	$915,260
			Metal & Glass Containers - 0.3%
12,500			Owens-Illinois, Inc. *	$234,500
			Diversified Metals & Mining - 0.9%
168,152			Blaze Recycling & Metals LLC *	$75,668
14,658			Freeport-McMoRan Copper & Gold, Inc.	580,164
88,500			Polymet Mining Corp. *	102,660
				$758,492
			Total Materials	$2,462,056
			Capital Goods - 3.1%
			Aerospace & Defense - 1.4%
8,979			B/E Aerospace, Inc. *	$378,016
13,178			DigitalGlobe, Inc. *	268,699
5,245			Exelis, Inc.	54,233
6,962			GeoEye, Inc. *	184,006
2,622			ITT Corp.	52,833
12,790			Orbital Sciences Corp. *	186,222
				$1,124,009
			Building Products - 0.2%
3,552			Lennox International, Inc.	$171,775
			Electrical Components & Equipment - 0.8%
4,350			Cooper Industries Plc	$326,511
10,000			General Cable Corp. *	293,800
				$620,311
			Construction & Farm Machinery & Heavy Trucks - 0.2%
15,596			Commercial Vehicle Group, Inc. *	$114,631
1,500			Joy Global, Inc.	84,090
				$198,721
			Industrial Machinery - 0.5%
3,415			ESCO Technologies, Inc.	$132,673
4,579			Kennametal, Inc.	169,789
5,245			Xylem, Inc.	131,912
				$434,374
			Total Capital Goods	$2,549,190
			Transportation - 0.3%
			Marine - 0.3%
161,006			Horizon Lines, Inc. *	$222,188
			Total Transportation	$222,188
			Consumer Services - 0.6%
			Casinos & Gaming - 0.0%
2,490			WMS Industries, Inc. *	$40,786
			Restaurants - 0.4%
6,921			Starbucks Corp.	$351,241
			Specialized Consumer Services - 0.2%
9,528			Service Corp International	$128,247
			Total Consumer Services	$520,274
			Food, Beverage & Tobacco - 0.1%
			Tobacco - 0.1%
36,185			Alliance One International, Inc. *	$116,878
			Total Food, Beverage & Tobacco	$116,878
			Health Care Equipment & Services - 0.5%
			Health Care Supplies - 0.1%
2,700			Alere, Inc. *	$52,623
			Managed Health Care - 0.4%
4,100			Aetna, Inc.	$162,360
4,200			Cigna Corp.	198,114
				$360,474
			Total Health Care Equipment & Services	$413,097
			Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
			Life Sciences Tools & Services - 1.5%
3,615			Bio-Rad Laboratories, Inc. *	$385,793
8,230			Thermo Fisher Scientific, Inc.	484,171
4,215			Waters Corp. *	351,236
				$1,221,200
			Total Pharmaceuticals, Biotechnology & Life Sciences	$1,221,200
			Diversified Financials - 0.1%
			Asset Management & Custody Banks - 0.1%
1,679			Legg Mason, Inc.	$41,438
			Total Diversified Financials	$41,438
			Software & Services - 0.0%
			Data Processing & Outsourced Services - 0.0%
952			Perseus Holdings, Ltd. *	$2,380
			Total Software & Services	$2,380
			Technology Hardware & Equipment - 1.2%
			Communications Equipment - 0.0%
3,480			Research In Motion, Ltd. *	$26,100
			Computer Storage & Peripherals - 0.1%
25,583			OCZ Technology Group, Inc. *	$88,773
			Electronic Equipment Manufacturers - 0.4%
7,667			Itron, Inc. *	$330,831
			Electronic Manufacturing Services - 0.3%
7,500			TE Connectivity, Ltd.	$255,075
			Technology Distributors - 0.4%
2,500			Arrow Electronics, Inc. *	$84,275
12,500			Ingram Micro, Inc. *	190,375
				$274,650
			Total Technology Hardware & Equipment	$975,429
			Telecommunication Services - 0.3%
			Integrated Telecommunication Services - 0.3%
25,476			Windstream Corp.	$257,562
			Total Telecommunication Services	$257,562
			TOTAL COMMON STOCKS
			(Cost $7,336,910)	$9,326,214
Principal Amount ($)
			ASSET BACKED SECURITIES - 0.1%
			Materials - 0.0%
			Precious Metals & Minerals - 0.0%
22,559		BBB/NR	Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	$23,528
			Total Materials	$23,528
			Banks - 0.1%
			Thrifts & Mortgage Finance - 0.1%
80,000	0.67	CCC/Caa3	Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 1/25/47	$34,005
			Total Banks	$34,005
			TOTAL ASSET BACKED SECURITIES
			(Cost $60,398)	$57,533

			COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
			Banks - 0.6%
			Thrifts & Mortgage Finance - 0.6%
450,000		BB/B1	Timberstar Trust, 7.53%, 10/15/36 (144A)	$466,578
			Total Banks	$466,578
			Diversified Financials - 0.1%
			Other Diversified Financial Services - 0.1%
50,000		AAA/Ba3	RALI Trust, 5.5%, 8/25/33	$51,897
26,762		AAA/NR	RALI Trust, 6.0%, 10/25/34	27,238
				$79,135
			Total Diversified Financials	$79,135
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $533,174)	$545,713

			CORPORATE BONDS - 56.2%
			Energy - 12.6%
			Oil & Gas Drilling - 1.4%
350,000		BB/Ba3	Atwood Oceanics, Inc., 6.5%, 2/1/20	$374,500
485,000		B-/B3	Offshore Group Investment, Ltd., 11.5%, 8/1/15	535,925
220,000		B+/B2	Pioneer Energy Services Corp., 9.875%, 3/15/18	239,250
				$1,149,675
			Oil & Gas Equipment & Services - 1.3%
101,000		B+/B1	American Petroleum Tankers Parent LLC, 10.25%, 5/1/15	$106,050
300,000		B+/B2	Basic Energy Services, Inc., 7.75%, 2/15/19	307,500
160,000		BB/Ba3	Bristow Group, Inc., 6.25%, 10/15/22	163,800
255,000		B/B3	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	262,650
75,000		CCC/Caa2	Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A)	73,500
130,000		B-/B3	Hiland Partners LP, 7.25%, 10/1/20 (144A)	135,200
				$1,048,700
			Oil & Gas Exploration & Production - 8.4%
520,000		B/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	$557,700
100,000		B-/B3	Chaparral Energy, Inc., 7.625%, 11/15/22 (144A)	105,000
245,000		BB-/Ba3	Chesapeake Energy Corp., 6.775%, 3/15/19	245,612
100,000		BB+/Ba1	Cimarex Energy Co., 5.875%, 5/1/22	105,500
160,000		B-/B3	Comstock Resources, Inc., 7.75%, 4/1/19	160,800
100,000		BB+/Ba2	Continental Resources, Inc., 5.0%, 9/15/22 (144A)	104,500
200,000		B/B2	EP Energy LLC, 7.75%, 9/1/22 (144A)	204,000
400,000		B/B2	EP Energy LLC, 9.375%, 5/1/20 (144A)	436,000
320,000		B-/B2	Forest Oil Corp., 7.5%, 9/15/20 (144A)	317,600
355,000		CCC+/Caa1	Kodiak Oil & Gas Corp., 8.125%, 12/1/19 (144A)	376,300
100,000		B-/B3	Laredo Petroleum, Inc., 7.375%, 5/1/22	108,000
400,000		B/B2	Linn Energy LLC, 6.25%, 11/1/19 (144A)	398,000
160,000		B-/Caa1	Midstates Petroleum Co, Inc., 10.75%, 10/1/20 (144A)	166,800
535,000		B-/Caa1	Northern Oil and Gas, Inc., 8.0%, 6/1/20	551,050
80,000		B/B3	Oasis Petroleum, Inc., 6.5%, 11/1/21	84,400
185,000		B-/B3	PDC Energy, Inc., 7.75%, 10/15/22 (144A)	185,000
190,000		B/B3	Penn Virginia Corp., 7.25%, 4/15/19	176,700
95,000		CCC+/Caa1	PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)	98,800
450,000		BB-/B1	Plains Exploration & Production Co., 6.125%, 6/15/19	453,375
160,000		B-/Caa1	QR Energy LP, 9.25%, 8/1/20 (144A)	163,200
350,000		B-/B3	Resolute Energy Corp., 8.5%, 5/1/20 (144A)	358,750
225,000		B-/B3	Samson Investment Co., 9.75%, 2/15/20 (144A)	231,750
140,000		B/B2	SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)	147,000
85,000		BB/B1	SM Energy Co., 6.5%, 11/15/21	90,100
870,000		B+/B3	Swift Energy Co., 7.875%, 3/1/22	930,900
100,000		B-/Caa1	Vanguard Natural Resources LLC, 7.875%, 4/1/20	100,750
				$6,857,587
			Oil & Gas Refining & Marketing - 0.3%
235,000		BB+/Ba1	Tesoro Corp., 5.375%, 10/1/22	$242,050
			Oil & Gas Storage & Transportation - 0.7%
405,000	7.00	BB+/Baa3	Enterprise Products Operating LLC, Floating Rate Note, 6/1/67	$433,856
150,000		BB-/B1	Holly Energy Partners LP, 6.5%, 3/1/20 (144A)	157,500
				$591,356
			Coal & Consumable Fuels - 0.5%
350,000		B/B2	Penn Virginia Resource Partners LP, 8.375%, 6/1/20 (144A)	$361,375
			Total Energy	$10,250,743
			Materials - 7.6%
			Commodity Chemicals - 2.3%
200,000		CCC+/B3	Hexion US Finance Corp., 8.875%, 2/1/18	$205,500
1,415,000		BB+/Ba2	NOVA Chemicals Corp., 7.875%, 9/15/25	1,425,612
200,000		BB/B1	Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	204,000
				$1,835,112
			Diversified Chemicals - 1.0%
225,000		B+/B1	Ineos Finance Plc, 9.0%, 5/15/15 (144A)	$237,938
535,000		BB+/Ba2	LyondellBasell Industries NV, 5.0%, 4/15/19	568,438
				$806,376
			Construction Materials - 0.1%
220,000		CC/Caa3	AGY Holding Corp., 11.0%, 11/15/14	$108,350
			Metal & Glass Containers - 1.0%
765,000		BB-/Ba3	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$839,588
			Paper Packaging - 0.4%
285,000		B/B3	Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)	$300,675
			Aluminum - 0.3%
200,000		BB-/Ba3	Kaiser Aluminum Corp., 8.25%, 6/1/20	$216,000
988		CCC+/B3	Noranda Aluminum Acquisition Corp., 4.73%, 5/15/15 (PIK)	939
				$216,939
			Diversified Metals & Mining - 0.3%
250,000		B/B3	Global Brass and Copper, Inc., 9.5%, 6/1/19 (144A)	$271,250
			Gold - 0.4%
190,000		BB-/B1	IAMGOLD Corp., 6.75%, 10/1/20 (144A)	$186,200
150,000		BB-/B2	New Gold, Inc., 7.0%, 4/15/20 (144A)	159,000
				$345,200
			Steel - 1.4%
250,000		B+/B3	AM Castle & Co., 12.75%, 12/15/16	$282,500
550,000		CCC/Caa2	Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)	435,875
130,000		B/B3	JMC Steel Group, 8.25%, 3/15/18 (144A)	132,600
145,000		BB+/Ba2	Steel Dynamics, Inc., 6.125%, 8/15/19 (144A)	150,800
145,000		BB+/Ba2	Steel Dynamics, Inc., 6.375%, 8/15/22 (144A)	149,712
				$1,151,487
			Forest Products - 0.2%
235,000		B-/B3	Millar Western Forest Products, Ltd., 8.5%, 4/1/21	$190,350
			Paper Products - 0.2%
130,000		BB+/Ba1	PH Glatfelter Co., 5.375%, 10/15/20 (144A)	$131,300
			Total Materials	$6,196,627
			Capital Goods - 6.2%
			Aerospace & Defense - 0.4%
383,000		B-/B2	DynCorp International, Inc., 10.375%, 7/1/17	$330,338
			Building Products - 0.5%
350,000		BB+/Ba3	Building Materials Corp. of America, 6.75%, 5/1/21 (144A)	$383,250
			Construction & Engineering - 0.3%
345,000		C/Caa3	New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18	$248,400
			Electrical Components & Equipment - 2.4%
200,000		B+/Ba2	Belden, Inc., 5.5%, 9/1/22 (144A)	$204,500
350,000		B/B3	Coleman Cable, Inc., 9.0%, 2/15/18	372,750
235,000		B+/B1	General Cable Corp., 7.125%, 4/1/17	242,931
1,100,000		B/B1	WESCO Distribution, Inc., 7.5%, 10/15/17	1,119,250
				$1,939,431
			Industrial Conglomerates - 0.5%
240,000		B+/B2	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$240,000
200,000		CCC+/B3	Park-Ohio Industries, Inc., 8.125%, 4/1/21	207,000
				$447,000
			Construction & Farm Machinery & Heavy Trucks - 0.7%
270,000		CCC+/B2	Navistar International Corp., 8.25%, 11/1/21	$256,162
85,000		B+/B3	UR Merger Sub Corp., 7.375%, 5/15/20 (144A)	91,375
210,000		B+/B3	UR Merger Sub Corp., 7.625%, 4/15/22 (144A)	229,950
				$577,487

			Industrial Machinery - 1.3%
250,000		B+/B1	Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)	$257,500
560,000		CCC+/Caa2	Mueller Water Products, Inc., 7.375%, 6/1/17	574,000
235,000		B/B3	Xerium Technologies, Inc., 8.875%, 6/15/18	207,975
				$1,039,475
			Trading Companies & Distributors - 0.1%
100,000		BB+/Ba3	Aircastle, Ltd., 7.625%, 4/15/20	$110,750
			Total Capital Goods	$5,076,131
			Commercial Services & Supplies - 0.3%
			Diversified Support Services - 0.3%
200,000		B/B3	ADS Tactical, Inc., 11.0%, 4/1/18 (144A)	$199,500
			Total Commercial Services & Supplies	$199,500
			Transportation - 0.6%
			Air Freight & Logistics - 0.3%
100,000		CCC+/Caa1	CEVA Group Plc, 11.5%, 4/1/18 (144A)	$88,000
210,000		CCC+/B3	CEVA Group Plc, 11.625%, 10/1/16 (144A)	215,250
				$303,250
			Airlines - 0.1%
59,508		BB+/Ba2	Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	$61,888
			Airport Services - 0.2%
150,000		B/B2	Aguila 3 SA, 7.875%, 1/31/18 (144A)	$157,500
			Total Transportation	$522,638
			Automobiles & Components - 1.1%
			Auto Parts & Equipment - 0.6%
200,000		B+/B2	Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)	$186,000
250,000		B+/B1	Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)	269,375
				$455,375
			Tires & Rubber - 0.1%
85,000		B+/B1	The Goodyear Tire & Rubber Co., 7.0%, 5/15/22	$90,100
			Automobile Manufacturers - 0.4%
115,000		B/B2	Chrysler Group LLC, 8.0%, 6/15/19	$121,900
200,000		B/B2	Chrysler Group LLC, 8.25%, 6/15/21	213,000
				$334,900
			Total Automobiles & Components	$880,375
			Consumer Durables & Apparel - 3.4%
			Homebuilding - 1.3%
365,000		CCC/Caa3	Beazer Homes USA, Inc., 9.125%, 6/15/18	$368,650
190,000		B/B2	KB Home, 7.5%, 9/15/22	205,675
200,000		B/B2	KB Home, 8.0%, 3/15/20	221,500
115,000		B+/B1	Meritage Homes Corp., 7.0%, 4/1/22	123,050
105,000		BB-/B1	The Ryland Group, Inc., 5.375%, 10/1/22	105,262
				$1,024,137
			Housewares & Specialties - 2.1%
225,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.25%, 2/15/21	$223,312
350,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.5%, 5/15/18	355,250
135,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	143,606
685,000		CCC+/B3	Yankee Candle Co., Inc., 9.75%, 2/15/17	719,250
285,000		CCC+/Caa1	YCC Holdings LLC, 10.25%, 2/15/16 (PIK)	294,975
				$1,736,393
			Total Consumer Durables & Apparel	$2,760,530
			Consumer Services - 1.1%
			Casinos & Gaming - 0.5%
1,335,000		NR/WR	Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (e)	$120,150
100,000		B-/B3	MGM Resorts International, 6.75%, 10/1/20 (144A)	100,000
200,000		BB-/B1	Scientific Games International, Inc., 6.25%, 9/1/20 (144A)	201,000
				$421,150
			Restaurants - 0.2%
150,000		B-/Caa1	Burger King Capital Holdings LLC, 0.0%, 4/15/19 (Step) (144A)	$124,125
			Education Services - 0.1%
130,000		CCC-/B3	Cambium Learning Group, Inc., 9.75%, 2/15/17	$96,200
			Specialized Consumer Services - 0.3%
280,000		BB/Ba3	Sotheby's, 5.25%, 10/1/22 (144A)	$282,800
			Total Consumer Services	$924,275
			Media - 2.2%
			Broadcasting - 1.9%
250,000		BB-/B1	CCO Holdings LLC, 6.5%, 4/30/21	$267,500
373,653		CCC+/Caa3	Intelsat Luxembourg SA, 11.5%, 2/4/17	396,072
340,000		CCC+/Caa3	Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)	360,400
140,000		B-/B3	Telesat Canada, 12.5%, 11/1/17	155,750
385,000		B+/B2	Univision Communications, Inc., 6.875%, 5/15/19 (144A)	396,550
				$1,576,272
			Movies & Entertainment - 0.3%
225,000		B/B3	Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)	$234,000
			Total Media	$1,810,272
			Retailing - 0.3%
			Apparel Retail - 0.3%
200,000		B/B3	Brown Shoe Co., Inc., 7.125%, 5/15/19	$204,500
			Total Retailing	$204,500
			Food, Beverage & Tobacco - 1.3%
			Packaged Foods & Meats - 0.3%
310,000		B-/Caa1	Pilgrim's Pride Corp., 7.875%, 12/15/18	$295,275
			Tobacco - 1.0%
770,000		B-/B3	Alliance One International, Inc., 10.0%, 7/15/16	$796,950
			Total Food, Beverage & Tobacco	$1,092,225
			Household & Personal Products - 0.1%
			Personal Products - 0.1%
75,000		CCC+/Caa1	Monitronics International, Inc., 9.125%, 4/1/20	$78,000
			Total Household & Personal Products	$78,000
			Health Care Equipment & Services - 5.0%
			Health Care Equipment - 0.4%
300,000		B+/B2	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	$328,500
			Health Care Services - 1.5%
325,000		CCC/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	$306,719
410,000		CCC+/Caa1	Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)	422,300
518,225		CCC+/B3	Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)	520,816
				$1,249,835
			Health Care Facilities - 2.7%
100,000		B+/B1	Aviv Healthcare Properties LP, 7.75%, 2/15/19	$106,000
350,000		B/B3	Capella Healthcare, Inc., 9.25%, 7/1/17	373,188
650,000		B/B3	CHS, 8.0%, 11/15/19	713,375
450,000		B-/B3	Kindred Healthcare, Inc., 8.25%, 6/1/19	437,625
100,000		CCC+/NR	United Surgical Partners International, Inc., 9.0%, 4/1/20 (144A)	108,500
455,000		B-/B3	Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19	484,006
8,000		CCC+/Caa1	Vanguard Health Systems, Inc., 0.0%, 2/1/16	5,600
				$2,228,294
			Managed Health Care - 0.4%
255,000		BB+/Ba2	AMERIGROUP Corp., 7.5%, 11/15/19	$297,872
			Total Health Care Equipment & Services	$4,104,501
			Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
			Biotechnology - 0.9%
393,000		B+/Caa2	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	$370,402
335,000		NR/B1	VPI Escrow Corp., 6.375%, 10/15/20 (144A)	341,700
				$712,102
			Pharmaceuticals - 0.3%
120,000		NR/Caa1	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (144A)	$120,600
125,000		NR/B1	Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)	127,500
				$248,100
			Life Sciences Tools & Services - 0.0%
165		B/Caa1	Catalent Pharma Solutions, Inc., 9.5%, 4/15/15	$168
			Total Pharmaceuticals, Biotechnology & Life Sciences	$960,370
			Diversified Financials - 0.5%
			Other Diversified Financial Services - 0.3%
195,000		B+/B2	National Money Mart Co., 10.375%, 12/15/16	$217,912
			Asset Management & Custody Banks - 0.2%
200,000		BB+/Ba1	Neuberger Berman Group LLC, 5.875%, 3/15/22 (144A)	$214,000
			Total Diversified Financials	$431,912
			Insurance - 2.6%
			Insurance Brokers - 1.3%
630,000		CCC/Caa2	Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)	$648,900
250,000		CCC+/Caa2	Hub International, Ltd., 8.125%, 10/15/18 (144A)	253,125
150,000	4.31	CCC/Caa1	USI Holdings Corp., Floating Rate Note, 11/15/14 (144A)	145,125
				$1,047,150
			Multi-line Insurance - 0.7%
625,000	7.00	BB/Baa3	Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)	$593,750
			Reinsurance - 0.6%
250,000	7.25	BB-/NR	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)	$252,575
250,000	5.75	BB/NR	Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)	$252,800
				$505,375
			Total Insurance	$2,146,275
			Real Estate - 1.3%
			Diversified REIT's - 0.5%
375,000		B+/Ba3	CNL Lifestyle Properties, Inc., 7.25%, 4/15/19	$355,312
			Specialized REIT's - 0.3%
245,000		BB-/NR	Sabra Health Care LP, 8.125%, 11/1/18 (144A)	$267,662
			Real Estate Operating Companies - 0.5%
410,000		B-/B3	Forest City Enterprises, Inc., 6.5%, 2/1/17	$397,700
18,000		B-/B3	Forest City Enterprises, Inc., 7.625%, 6/1/15	17,989
				$415,689
			Total Real Estate	$1,038,663
			Software & Services - 1.6%
			Internet Software & Services - 0.5%
365,000		BB-/B1	j2 Global, Inc., 8.0%, 8/1/20 (144A)	$368,650
			Data Processing & Outsourced Services - 0.3%
89,000		B-/Caa1	First Data Corp., 12.625%, 1/15/21	$92,226
50,000		B+/B1	First Data Corp., 7.375%, 6/15/19 (144A)	51,562
89,000		B-/Caa1	First Data Corp., 8.25%, 1/15/21 (144A)	88,778
				$232,566
			Application Software - 0.4%
327,000		CC/Caa2	Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)	$212,550
105,000		BB-/Ba3	Nuance Communications, Inc., 5.375%, 8/15/20 (144A)	108,412
				$320,962
			Systems Software - 0.4%
396,947		NR/NR	Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A) (PIK)	$349,313
			Total Software & Services	$1,271,491
			Technology Hardware & Equipment - 0.7%
			Computer Hardware - 0.3%
210,000		BB/Ba2	NCR Corp., 5.0%, 7/15/22 (144A)	$212,100
			Electronic Equipment Manufacturers - 0.4%
325,000		BB-/B2	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$324,188
			Total Technology Hardware & Equipment	$536,288
			Telecommunication Services - 4.5%
			Alternative Carriers - 0.6%
425,000		BB-/WR	PAETEC Holding Corp., 8.875%, 6/30/17	$461,125
			Integrated Telecommunication Services - 3.6%
250,000		B/B1	Cincinnati Bell, Inc., 8.25%, 10/15/17	$266,875
480,000		B/B1	Cincinnati Bell, Inc., 8.375%, 10/15/20	516,000
731,000		BB/Ba2	Frontier Communications Corp., 8.75%, 4/15/22	829,685
200,000		BB/Ba2	Frontier Communications Corp., 9.25%, 7/1/21	231,500
105,000		BB-/B1	tw telecom holdings inc, 5.375%, 10/1/22 (144A)	107,100
405,000		B/Ba3	Windstream Corp., 7.5%, 6/1/22	429,300
500,000		B/Ba3	Windstream Corp., 7.75%, 10/15/20	536,250
				$2,916,710
			Wireless Telecommunication Services - 0.3%
225,000		B/B3	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$243,000
			Total Telecommunication Services	$3,620,835
			Utilities - 2.0%
			Electric Utilities - 0.2%
450,000		CC/Caa3	Texas Competitive Electric Holdings Co. LLC, 15.0%, 4/1/21	$166,500
			Independent Power Producers & Energy Traders - 1.8%
465,000		BB-/Ba3	InterGen NV, 9.0%, 6/30/17 (144A)	$447,562
450,000		BB-/B1	NRG Energy, Inc., 6.625%, 3/15/23 (144A)	460,125
555,000		BB-/B1	NRG Energy, Inc., 7.625%, 5/15/19	588,300
				$1,495,987
			Total Utilities	$1,662,487
			TOTAL CORPORATE BONDS
			(Cost $45,813,072)	$45,768,638

			SENIOR FLOATING RATE LOAN INTERESTS - 6.0%

			Energy - 0.3%
			Oil & Gas Equipment & Services - 0.0%
39,375	0.00	B/B3	FTS International Services LLC, Term Loan, 5/6/16	$38,009
			Oil & Gas Exploration & Production - 0.3%
200,000	0.00	B+/B1	Samson Investment Co., 9/10/16	$201,542
			Total Energy	$239,551
			Automobiles & Components - 0.8%
			Auto Parts & Equipment - 0.3%
246,869	0.00	B+/B2	HHI Holdings LLC, Term Loan, 3/9/17	$246,869
			Automobile Manufacturers - 0.5%
385,125	0.00	BB/Ba2	Chrysler Group LLC, Tranche B Term Loan, 4/28/17	$393,443
			Total Automobiles & Components	$640,312
			Consumer Durables & Apparel - 0.1%
			Housewares & Specialties - 0.1%
69,650	0.00	B+/B1	Yankee Candle Co., Inc., Initial Term Loan, 3/2/19	$70,412
			Total Consumer Durables & Apparel	$70,412
			Consumer Services - 0.8%
			Hotels, Resorts & Cruise Lines - 0.4%
300,000	0.00	NR/Ba2	Seven Seas Cruises S de RL LLC, Term B Loan, 12/21/18	$302,250
			Restaurants - 0.2%
164,175	0.00	B+/B1	Landry's, Inc., B Term Loan, 3/22/18	$166,679
			Specialized Consumer Services - 0.2%
189,050	0.00	B/Ba3	Ascent Capital Group, Inc., Term Loan, 3/6/18	$191,531
			Total Consumer Services	$660,460
			Media - 0.5%
			Broadcasting - 0.3%
225,000	0.00	NR/NR	Cequel Communications Holdings I LLC and Cequel Capital Corp., 7/24/13	$226,125
39,973	0.00	B+/B2	Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17	39,667
				$265,792
			Cable & Satellite - 0.2%
114,713	0.00	B/B1	WideOpenWest LLC, Term Loan, 4/18/18	$115,931
			Total Media	$381,723
			Food, Beverage & Tobacco - 0.6%
			Packaged Foods & Meats - 0.6%
491,250	0.00	B+/B1	Pierre Foods, Inc., Loan (First Lien), 9/30/16	$494,064
			Total Food, Beverage & Tobacco	$494,064
			Health Care Equipment & Services - 0.9%
			Health Care Services - 0.6%
339,224	0.00	B/B1	Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16	$337,952
180,556	0.00	BB-/Ba1	Sun Healthcare Group, Inc., Term Loan, 10/18/16	180,330
				$518,282
			Health Care Technology - 0.3%
25,510	0.00	B/NR	Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17	$24,872
209,980	0.00	B/B2	Physician Oncology Services LP, Effective Date Term Loan, 2/10/17	204,731
				$229,603
			Total Health Care Equipment & Services	$747,885
			Diversified Financials - 0.2%
			Other Diversified Financial Services - 0.1%
123,674	0.00	NR/Ba2	WorldPay, Facility B2A Term Loan, 8/6/17	$124,524
			Consumer Finance - 0.1%
50,000	0.00	CCC+/B3	Springleaf Finance Corp., Initial Loan, 5/28/17	$49,050
			Total Diversified Financials	$173,574
			Insurance - 0.4%
			Insurance Brokers - 0.4%
266,784	0.00	B+/B1	HUB International Holdings, Inc., 2017 Additional Term Loan (Extended), 12/13/17	$270,453
97,000	0.00	B/B1	USI Holdings Corp., Series C New Term Loan, 5/5/14	97,566
				$368,019
			Multi-Line Insurance- 0.1%
114,713	0.00	B+/Ba2	AmWINS Group, Inc., 5/7/19	$115,143
			Total Insurance	$483,162
			Software & Services - 0.2%
			Application Software - 0.2%
74,625	0.00	B/Ba3	Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18	$75,309
49,621	0.00	B+/B1	Vertafore, Inc., Term Loan (First Lien), 7/31/16	49,828
				$125,137
			Total Software & Services	$125,137
			Technology Hardware & Equipment - 0.3%
			Electronic Components - 0.3%
214,570	0.00	BB+/Ba2	Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14	$214,088
19,767	0.00	BB+/Ba2	Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14	19,723
				$233,811
			Total Technology Hardware & Equipment	$233,811
			Semiconductors & Semiconductor Equipment - 0.3%
			Semiconductor Equipment - 0.3%
212,543	0.00	BB-/B1	Aeroflex, Inc., Tranche B Term Loan, 4/25/18	$212,410
			Total Semiconductors & Semiconductor Equipment	$212,410
			Telecommunication Services - 0.1%
			Wireless Telecommunication Services - 0.1%
110,000	0.00	B/B3	Intelsat Jackson Holdings SA, Term Loan (Unsecured), 2/1/14	$109,395
			Total Telecommunication Services	$109,395
			Utilities - 0.4%
			Electric Utilities - 0.4%
478,222	0.00	CCC/Caa1	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17	$330,646
			Total Utilities	$330,646
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $4,887,752)	$4,902,542
Shares
			RIGHTS / WARRANTS - 0.0%
			Energy - 0.0%
			Oil & Gas Equipment & Services - 0.0%
75			Green Field Energy Services, Inc. (144A)	$2,325
			Total Energy	$2,325
			TOTAL RIGHTS / WARRANTS
			(Cost $3,000)	$2,325

			TOTAL INVESTMENT IN SECURITIES - 96.5%
			(Cost $74,780,245) (a)	$78,607,619
			OTHER ASSETS & LIABILITIES - 3.5%	$2,849,325
			TOTAL NET ASSETS - 100.0%	$81,456,944

*			Non-income producing security.

NR			Not rated by either S&P or Moody's.

WR			Withdrawn rating.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 28, 2012, the value of these securities amounted to $20,799,132 or 25.5% of total net assets.

			Security is in default and is non-income producing.

(a)			At September 28, 2012, the net unrealized gain on investments based on
			cost for federal income tax purposes of $75,138,371 was as follows:

			Aggregate gross unrealized gain for all investments in which
			there is an excess of value over tax cost	$8,967,611

			Aggregate gross unrealized loss for all investments in which
			there is an excess of tax cost over value	(5,498,363)

			Net unrealized gain	$3,469,248

(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 28, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$14,624,284	$-	$14,624,284
Preferred Stocks	259,888	27,000	-	286,888
Convertible Preferred Stocks	3,093,482	-	-	3,093,482
Common Stocks	9,248,166	2,380	75,668	9,326,214
Asset Backed Securities	-	57,533	-	57,533
Collateralized Mortgage Obligations	-	545,713	-	545,713
Corporate Bonds	-	45,768,638	-	45,768,638
Senior Floating Rate Loan Interests	-	4,902,542	-	4,902,542
Rights/Warrants	-	2,325	-	2,325
Repurchase Agreements	-	-	-	-
Total	$12,601,536	$65,930,415	$75,668	$78,607,619

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

		Common Stocks	Corporate Bonds	Total
	Balance as of 12/31/11	$110,980	$150,979	$261,959
	Realized gain (loss)1	-	(166,954)	-
	Change in unrealized appreciation (depreciation)2	(35,312)	85,678	-
	Net purchases (sales)	-	(69,703)	-
	Transfers in and out of Level 3*	-	-	-
	Balance as of 9/28/12	$75,668	$-	$261,959

1	Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.
2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.
*	Transfers are calculated on the beginning of period values.

	Net change in unrealized appreciation (depreciation) on investments
	still held as of 9/28/12		$(35,312)

	Pioneer Growth Opportunities VCT Portfolio
	Schedule of Investments 9/28/2012

Shares		Value
	COMMON STOCKS - 97.5%
	Energy - 9.6%
	Oil & Gas Equipment & Services - 1.1%
2,000	Core Laboratories NV	$242,960
19,300	Dresser-Rand Group, Inc. *	1,063,623
		$1,306,583
	Oil & Gas Exploration & Production - 8.0%
62,825	Cabot Oil & Gas Corp.	$2,820,842
77,032	Comstock Resources, Inc. *	1,415,848
113,500	EXCO Resources, Inc. *	909,135
87,600	McMoRan Exploration Co. *	1,029,300
26,700	Oasis Petroleum, Inc. *	786,849
12,794	Range Resources Corp.	893,917
17,900	Rosetta Resources, Inc. *	857,410
102,900	Triangle Petroleum Corp. *	736,764
		$9,450,065
	Oil & Gas Storage & Transportation - 0.5%
17,000	SemGroup Corp. *	$626,450
	Total Energy	$11,383,098
	Materials - 5.1%
	Commodity Chemicals - 0.8%
12,500	Westlake Chemical Corp.	$913,250
	Specialty Chemicals - 2.6%
106,200	Flotek Industries, Inc. *	$1,345,554
1,400	GSE Holding, Inc. *	10,990
28,900	WR Grace & Co. *	1,707,412
		$3,063,956
	Construction Materials - 1.0%
25,200	Eagle Materials, Inc.	$1,165,752
	Steel - 0.7%
28,500	Allegheny Technologies, Inc.	$909,150
	Total Materials	$6,052,108
	Capital Goods - 6.5%
	Aerospace & Defense - 2.4%
103,100	Spirit Aerosystems Holdings, Inc. *	$2,289,851
3,878	TransDigm Group, Inc. *	550,172
		$2,840,023
	Construction & Engineering - 0.7%
29,300	KBR, Inc.	$873,726
	Construction & Farm Machinery & Heavy Trucks - 1.3%
27,800	Joy Global, Inc.	$1,558,468
	Industrial Machinery - 2.1%
20,100	Chart Industries, Inc. *	$1,484,385
26,924	Kennametal, Inc.	998,342
		$2,482,727
	Total Capital Goods	$7,754,944
	Commercial Services & Supplies - 3.8%
	Diversified Support Services - 0.5%
33,200	Mobile Mini, Inc. *	$554,772
	Human Resource & Employment Services - 2.3%
79,504	On Assignment, Inc. *	$1,583,720
63,600	WageWorks, Inc. *	1,109,820
		$2,693,540
	Research & Consulting Services - 1.0%
8,806	CoStar Group, Inc. *	$718,041
44,625	RPX Corp. *	500,246
		$1,218,287
	Total Commercial Services & Supplies	$4,466,599
	Transportation - 3.3%
	Air Freight & Logistics - 0.8%
73,300	XPO Logistics, Inc. *	$897,192
	Airlines - 1.9%
19,349	Allegiant Travel Co. *	$1,225,953
99,500	US Airways Group, Inc. *	1,040,770
		$2,266,723
	Trucking - 0.6%
89,700	Swift Transportation Co. *	$773,214
	Total Transportation	$3,937,129
	Consumer Durables & Apparel - 5.7%
	Homebuilding - 0.7%
25,200	Lennar Corp.	$876,204
	Housewares & Specialties - 0.5%
11,200	Tupperware Brands Corp.	$600,208
	Apparel, Accessories & Luxury Goods - 3.7%
13,388	Carter's, Inc. *	$720,810
36,900	G-III Apparel Group, Ltd. *	1,324,710
45,700	Hanesbrands, Inc. *	1,456,916
38,700	True Religion Apparel, Inc.	825,471
		$4,327,907
	Footwear - 0.8%
59,776	Crocs, Inc. *	$968,969
	Total Consumer Durables & Apparel	$6,773,288
	Consumer Services - 3.3%
	Casinos & Gaming - 0.9%
133,100	Scientific Games Corp. *	$1,100,737
	Restaurants - 1.5%
8,100	Buffalo Wild Wings, Inc. *	$694,494
77,700	Caribou Coffee Co., Inc. *	1,066,821
		$1,761,315
	Education Services - 0.8%
41,838	Grand Canyon Education, Inc. *	$984,448
	Specialized Consumer Services - 0.1%
31,390	Spectrum Group International, Inc. *	$62,152
	Total Consumer Services	$3,908,652
	Media - 2.1%
	Movies & Entertainment - 2.1%
71,461	Cinemark Holdings, Inc.	$1,602,870
44,400	Imax Corp. *	884,004
		$2,486,874
	Total Media	$2,486,874
	Retailing - 4.3%
	Internet Retail - 0.4%
19,260	HomeAway, Inc. *	$451,647
	Apparel Retail - 2.9%
96,400	Express, Inc. *	$1,428,648
17,700	Francesca's Holdings Corp. *	543,921
80,800	Hot Topic, Inc. *	702,960
20,400	Urban Outfitters, Inc. *	766,224
		$3,441,753
	Specialty Stores - 1.0%
20,900	Vitamin Shoppe, Inc. *	$1,218,888
	Total Retailing	$5,112,288
	Food & Staples Retailing - 0.6%
	Food Retail - 0.6%
31,903	Natural Grocers by Vitamin Cottage, Inc. *	$712,075
	Total Food & Staples Retailing	$712,075
	Food, Beverage & Tobacco - 0.5%
	Packaged Foods & Meats - 0.5%
27,500	Green Mountain Coffee Roasters, Inc. *	$653,125
	Total Food, Beverage & Tobacco	$653,125
	Health Care Equipment & Services - 12.5%
	Health Care Equipment - 5.7%
62,930	ABIOMED, Inc. *	$1,320,901
64,412	Conceptus, Inc. *	1,308,208
25,300	DexCom, Inc. *	380,259
11,385	HeartWare International, Inc. *	1,075,769
54,400	Insulet Corp. *	1,173,952
35,200	MAKO Surgical Corp. *	612,832
37,800	Masimo Corp. *	914,004
		$6,785,925
	Health Care Supplies - 4.4%
29,000	Align Technology, Inc. *	$1,072,130
106,500	Endologix, Inc. *	1,471,830
9,390	Haemonetics Corp. *	753,078
102,100	Quidel Corp. *	1,932,753
		$5,229,791
	Health Care Services - 0.6%
6,906	Catamaran Corp. *	$676,581
	Health Care Facilities - 1.3%
48,200	Brookdale Senior Living, Inc. *	$1,119,204
122,689	LCA-Vision, Inc. *	495,664
		$1,614,868
	Health Care Technology - 0.5%
36,200	Greenway Medical Technologies *	$619,020
	Total Health Care Equipment & Services	$14,926,185
	Pharmaceuticals, Biotechnology & Life Sciences - 13.1%
	Biotechnology - 7.6%
90,000	Alkermes Plc *	$1,867,500
128,400	Amarin Corp Plc (A.D.R.) *	1,617,840
41,700	Cubist Pharmaceuticals, Inc. *	1,988,256
101,600	Dynavax Technologies Corp. *	483,616
77,600	Exact Sciences Corp. *	854,376
113,900	Neurocrine Biosciences, Inc. *	908,922
143,700	NPS Pharmaceuticals, Inc. *	1,329,225
		$9,049,735
	Pharmaceuticals - 5.5%
41,858	Auxilium Pharmaceuticals, Inc. *	$1,023,847
48,540	Jazz Pharmaceuticals Plc *	2,767,265
27,900	Salix Pharmaceuticals, Ltd. *	1,181,286
52,300	ViroPharma, Inc. *	1,580,506
		$6,552,904
	Total Pharmaceuticals, Biotechnology & Life Sciences	$15,602,639
	Banks - 1.0%
	Regional Banks - 1.0%
17,800	Signature Bank *	$1,194,024
	Total Banks	$1,194,024
	Diversified Financials - 1.1%
	Specialized Finance - 0.9%
29,200	MSCI, Inc. *	$1,045,068
	Asset Management & Custody Banks - 0.2%
13,000	Financial Engines, Inc. *	$309,790
	Total Diversified Financials	$1,354,858
	Real Estate - 1.5%
	Mortgage REIT's - 0.5%
55,300	CreXus Investment Corp.	$597,793
	Residential REIT's - 0.5%
14,500	American Campus Communities, Inc.	$636,260
	Specialized REIT's - 0.5%
20,200	LaSalle Hotel Properties	$539,138
	Total Real Estate	$1,773,191
	Software & Services - 14.4%
	Internet Software & Services - 4.9%
53,700	Brightcove, Inc. *	$627,216
45,900	ExactTarget, Inc. *	1,111,698
91,400	SciQuest, Inc. *	1,663,480
21,200	Trulia, Inc. *	454,104
104,200	Velti Plc *	872,154
52,937	Vocus, Inc. *	1,061,916
		$5,790,568
	IT Consulting & Other Services - 2.0%
37,500	Gartner, Inc. *	$1,728,375
36,900	Virtusa Corp. *	655,713
		$2,384,088
	Data Processing & Outsourced Services - 2.7%
38,700	VeriFone Systems, Inc. *	$1,077,795
92,500	WNS Holdings, Ltd. (A.D.R.) *	947,200
17,400	Wright Express Corp. *	1,213,128
		$3,238,123
	Application Software - 3.9%
40,166	Aspen Technology, Inc. *	$1,038,291
14,700	Guidewire Software, Inc. *	456,435
28,100	RealPage, Inc. *	635,060
72,911	Tangoe, Inc. *	957,321
30,300	TIBCO Software, Inc. *	915,969
6,867	Ultimate Software Group, Inc. *	701,121
		$4,704,197
	Systems Software - 0.9%
42,760	Fortinet, Inc. *	$1,032,226
	Total Software & Services	$17,149,202
	Technology Hardware & Equipment - 5.1%
	Communications Equipment - 4.6%
57,000	Aruba Networks, Inc. *	$1,281,645
12,200	F5 Networks, Inc. *	1,277,340
64,200	Finisar Corp. *	918,060
28,500	Procera Networks, Inc. *	669,750
40,200	Riverbed Technology, Inc. *	935,454
82,278	ShoreTel, Inc. *	336,517
		$5,418,766
	Technology Distributors - 0.5%
18,234	SYNNEX Corp. *	$594,064
	Total Technology Hardware & Equipment	$6,012,830
	Semiconductors & Semiconductor Equipment - 4.0%
	Semiconductor Equipment - 0.4%
29,577	Nanometrics, Inc. *	$408,458
	Semiconductors - 3.6%
253,200	Entropic Communications, Inc. *	$1,473,624
106,000	MIPS Technologies, Inc. *	783,340
56,300	Semtech Corp. *	1,415,945
28,000	Skyworks Solutions, Inc. *	659,820
		$4,332,729
	Total Semiconductors & Semiconductor Equipment	$4,741,187
	TOTAL COMMON STOCKS
	(Cost $95,874,725)	$115,994,296

	MUTUAL FUNDS - 1.3%
	Diversified Financials - 1.3%
	Multi-Sector Holdings - 1.3%
16,186	iShares Russell 2000 Growth Index Fund	$1,547,543
	Total Diversified Financials	$1,547,543
	TOTAL MUTUAL FUNDS
	(Cost $1,422,969)	$1,547,543

	TOTAL INVESTMENT IN SECURITIES - 98.8%
	(Cost $97,297,694) (a)	$117,541,839

	OTHER ASSETS & LIABILITIES - 1.2%	$1,480,198

	TOTAL NET ASSETS - 100.0%	$119,022,037

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At September 28, 2012, the net unrealized gain on investments based on
	cost for federal income tax purposes of $98,219,301 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$24,647,999

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(5,325,461)

	Net unrealized gain	$19,322,538

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 28, 2012, in valuing the Portfolio's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks	$115,994,296	$-	$-	$115,994,296
Mutual Funds	$1,547,543	-	-	$1,547,543
Total	$117,541,839	$-	$-	$117,541,839

	Pioneer Fundamental Value VCT Portfolio
	Schedule of Investments 9/28/2012

Shares		Value
	COMMON STOCKS - 98.7%
	Energy - 19.0%
	Oil & Gas Drilling - 2.4%
88,389	Ensco Plc	$4,822,504
	Integrated Oil & Gas - 10.7%
154,393	BP Plc (A.D.R.)	$6,540,087
88,350	Chevron Corp.	10,298,075
60,408	Occidental Petroleum Corp.	5,198,712
		$22,036,874
	Oil & Gas Exploration & Production - 3.4%
25,141	Apache Corp.	$2,173,942
165,784	Marathon Oil Corp.	4,902,233
		$7,076,175
	Oil & Gas Refining & Marketing - 2.5%
95,061	Marathon Petroleum Corp. *	$5,189,380
	Total Energy	$39,124,933
	Materials - 4.6%
	Diversified Chemicals - 1.6%
65,693	LyondellBasell Industries NV	$3,393,700
	Fertilizers & Agricultural Chemicals - 1.2%
43,765	The Mosaic Co.	$2,521,302
	Diversified Metals & Mining - 1.8%
91,522	Freeport-McMoRan Copper & Gold, Inc.	$3,622,441
	Total Materials	$9,537,443
	Capital Goods - 6.9%
	Aerospace & Defense - 2.9%
75,932	United Technologies Corp.	$5,944,716
	Industrial Conglomerates - 2.4%
52,188	3M Co.	$4,823,215
	Construction & Farm Machinery & Heavy Trucks - 1.6%
36,560	Cummins, Inc.	$3,371,198
	Total Capital Goods	$14,139,129
	Transportation - 1.6%
	Railroads - 1.6%
161,329	CSX Corp.	$3,347,577
	Total Transportation	$3,347,577
	Media - 1.8%
	Broadcasting - 1.8%
104,045	CBS Corp. (Class B)	$3,779,955
	Total Media	$3,779,955
	Retailing - 2.0%
	Department Stores - 2.0%
110,199	Macy's, Inc.	$4,145,686
	Total Retailing	$4,145,686
	Health Care Equipment & Services - 6.4%
	Health Care Equipment - 3.4%
118,607	Covidien Plc	$7,047,628
	Managed Health Care - 3.0%
57,581	Aetna, Inc.	$2,280,208
70,279	UnitedHealth Group, Inc.	3,894,159
		$6,174,367
	Total Health Care Equipment & Services	$13,221,995
	Pharmaceuticals, Biotechnology & Life Sciences - 13.9%
	Pharmaceuticals - 13.9%
61,247	Abbott Laboratories	$4,199,094
90,012	Johnson & Johnson	6,202,727
206,675	Merck & Co., Inc.	9,321,042
360,748	Pfizer, Inc.	8,964,588
		$28,687,451
	Total Pharmaceuticals, Biotechnology & Life Sciences	$28,687,451
	Banks - 6.9%
	Diversified Banks - 4.3%
256,334	Wells Fargo & Co.	$8,851,213
	Regional Banks - 2.6%
84,727	PNC Financial Services Group, Inc.	$5,346,274
	Total Banks	$14,197,487
	Diversified Financials - 11.2%
	Other Diversified Financial Services - 6.5%
191,797	Citigroup, Inc.	$6,275,598
177,160	JPMorgan Chase & Co.	7,171,437
		$13,447,035
	Consumer Finance - 4.7%
85,624	Capital One Financial Corp.	$4,881,424
122,288	Discover Financial Services	4,858,502
		$9,739,926
	Total Diversified Financials	$23,186,961
	Insurance - 7.4%
	Life & Health Insurance - 2.3%
49,744	Aflac, Inc.	$2,381,743
65,362	MetLife, Inc.	2,252,375
		$4,634,118
	Property & Casualty Insurance - 5.1%
57,548	ACE, Ltd.	$4,350,629
81,677	The Chubb Corp.	6,230,322
		$10,580,951
	Total Insurance	$15,215,069
	Software & Services - 6.5%
	Systems Software - 6.5%
306,701	Microsoft Corp.	$9,133,556
135,047	Oracle Corp.	4,252,630
		$13,386,186
	Total Software & Services	$13,386,186
	Technology Hardware & Equipment - 3.0%
	Communications Equipment - 2.1%
229,344	Cisco Systems, Inc.	$4,378,177
	Computer Hardware - 0.9%
107,018	Hewlett-Packard Co.	$1,825,727
	Total Technology Hardware & Equipment	$6,203,904
	Semiconductors & Semiconductor Equipment - 1.3%
	Semiconductors - 1.3%
122,023	Intel Corp.	$2,767,482
	Total Semiconductors & Semiconductor Equipment	$2,767,482
	Telecommunication Services - 6.2%
	Integrated Telecommunication Services - 2.4%
132,291	AT&T, Inc.	$4,987,371
	Wireless Telecommunication Services - 3.8%
274,085	Vodafone Group Plc (A.D.R.)	$7,810,052
	Total Telecommunication Services	$12,797,423
	TOTAL COMMON STOCKS
	(Cost $189,754,341)	$203,738,681

	TOTAL INVESTMENT IN SECURITIES - 98.7%
	(Cost $189,754,341) (a)	$203,738,681

	OTHER ASSETS & LIABILITIES - 1.3%	$2,643,361

	TOTAL NET ASSETS - 100.0%	$206,382,042

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At September 28, 2012, the net unrealized gain on investments based on
	cost for federal income tax purposes of $189,889,725 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$20,163,384

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(6,314,428)

	Net unrealized gain	$13,848,956

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 28, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$203,738,681	$-	$-	$203,738,681
Total	$203,738,681	$-	$-	$203,738,681

	Pioneer Fund VCT Portfolio
	Schedule of Investments 9/28/2012

Shares		Value
	COMMON STOCKS - 99.3%
	Energy - 11.4%
	Oil & Gas Drilling - 1.0%
27,040	Ensco Plc	$1,475,302
12,222	Helmerich & Payne, Inc.	581,889
		$2,057,191
	Oil & Gas Equipment & Services - 1.3%
16,287	National Oilwell Varco, Inc.	$1,304,752
21,680	Schlumberger, Ltd.	1,568,114
		$2,872,866
	Integrated Oil & Gas - 3.5%
30,326	Chevron Corp.	$3,534,799
35,688	Exxon Mobil Corp.	3,263,668
7,462	Occidental Petroleum Corp.	642,180
		$7,440,647
	Oil & Gas Exploration & Production - 4.6%
22,123	Apache Corp.	$1,912,976
34,476	Cabot Oil & Gas Corp.	1,547,972
39,896	ConocoPhillips	2,281,253
47,378	Marathon Oil Corp.	1,400,967
70,878	Southwestern Energy Co. *	2,465,137
		$9,608,305
	Oil & Gas Refining & Marketing - 1.0%
20,498	Marathon Petroleum Corp.	$1,118,986
19,948	Phillips 66	924,989
		$2,043,975
	Total Energy	$24,022,984
	Materials - 3.8%
	Diversified Chemicals - 0.8%
34,997	EI du Pont de Nemours & Co.	$1,759,299
	Fertilizers & Agricultural Chemicals - 0.6%
23,526	The Mosaic Co.	$1,355,333
	Industrial Gases - 0.8%
19,591	Airgas, Inc.	$1,612,339
	Specialty Chemicals - 0.7%
23,994	Ecolab, Inc.	$1,555,051
	Diversified Metals & Mining - 0.7%
36,817	Freeport-McMoRan Copper & Gold, Inc.	$1,457,217
	Paper Products - 0.2%
9,566	International Paper Co.	$347,437
	Total Materials	$8,086,676
	Capital Goods - 8.4%
	Aerospace & Defense - 1.4%
37,336	United Technologies Corp.	$2,923,035
	Construction & Engineering - 0.6%
42,261	KBR, Inc.	$1,260,223
	Electrical Components & Equipment - 0.4%
12,925	Rockwell Automation, Inc.	$898,934
	Industrial Conglomerates - 2.6%
30,468	3M Co.	$2,815,853
116,652	General Electric Co.	2,649,167
		$5,465,020
	Construction & Farm Machinery & Heavy Trucks - 2.0%
16,047	Cummins, Inc.	$1,479,694
14,393	Joy Global, Inc.	806,872
44,778	PACCAR, Inc.	1,792,239
		$4,078,805
	Industrial Machinery - 1.4%
39,301	Ingersoll-Rand Plc	$1,761,471
17,693	SPX Corp.	1,157,299
		$2,918,770
	Total Capital Goods	$17,544,787
	Transportation - 2.2%
	Air Freight & Logistics - 0.4%
13,224	United Parcel Service, Inc. (Class B)	$946,442
	Railroads - 1.8%
33,492	Norfolk Southern Corp.	$2,131,096
13,077	Union Pacific Corp.	1,552,240
		$3,683,336
	Total Transportation	$4,629,778
	Automobiles & Components - 1.7%
	Auto Parts & Equipment - 0.9%
10,866	BorgWarner, Inc. *	$750,949
41,595	Johnson Controls, Inc.	1,139,703
		$1,890,652
	Automobile Manufacturers - 0.8%
171,053	Ford Motor Co.	$1,686,583
	Total Automobiles & Components	$3,577,235
	Consumer Durables & Apparel - 0.8%
	Apparel, Accessories & Luxury Goods - 0.8%
29,304	Coach, Inc.	$1,641,610
	Total Consumer Durables & Apparel	$1,641,610
	Consumer Services - 1.6%
	Hotels, Resorts & Cruise Lines - 0.2%
8,926	Marriott International, Inc.	$349,007
	Restaurants - 1.4%
20,306	McDonald's Corp.	$1,863,076
21,951	Starbucks Corp.	1,114,013
		$2,977,089
	Total Consumer Services	$3,326,096
	Media - 4.3%
	Broadcasting - 0.4%
24,481	CBS Corp. (Class B)	$889,395
	Cable & Satellite - 0.3%
15,267	Comcast Corp.	$546,101
	Movies & Entertainment - 1.2%
48,890	The Walt Disney Co.	$2,555,969
	Publishing - 2.4%
107,861	John Wiley & Sons, Inc. (Class A)	$4,956,213
	Total Media	$8,947,678
	Retailing - 4.1%
	Department Stores - 1.2%
34,823	Macy's, Inc.	$1,310,041
20,866	Nordstrom, Inc.	1,151,386
		$2,461,427
	General Merchandise Stores - 1.2%
41,578	Target Corp.	$2,638,956
	Apparel Retail - 1.1%
8,182	Ross Stores, Inc.	$528,557
41,599	TJX Companies, Inc.	1,863,219
		$2,391,776
	Home Improvement Retail - 0.6%
18,209	Lowe's Companies, Inc.	$550,640
10,982	The Home Depot, Inc.	662,983
		$1,213,623
	Total Retailing	$8,705,782
	Food & Staples Retailing - 2.0%
	Drug Retail - 2.0%
30,068	CVS Caremark Corp.	$1,455,893
73,893	Walgreen Co.	2,692,661
		$4,148,554
	Total Food & Staples Retailing	$4,148,554
	Food, Beverage & Tobacco - 6.2%
	Soft Drinks - 0.4%
17,842	Dr. Pepper Snapple Group, Inc.	$794,504
	Packaged Foods & Meats - 5.8%
23,452	Campbell Soup Co.	$816,599
38,950	General Mills, Inc.	1,552,158
51,425	HJ Heinz Co.	2,877,229
59,441	Kraft Foods, Inc.	2,457,885
62,443	The Hershey Co.	4,426,584
		$12,130,455
	Total Food, Beverage & Tobacco	$12,924,959
	Household & Personal Products - 3.0%
	Household Products - 3.0%
7,907	Church & Dwight Co., Inc.	$426,899
40,211	Colgate-Palmolive Co.	4,311,423
8,730	The Clorox Co.	628,996
13,600	The Procter & Gamble Co.	943,296
		$6,310,614
	Total Household & Personal Products	$6,310,614
	Health Care Equipment & Services - 6.3%
	Health Care Equipment - 4.4%
19,726	Baxter International, Inc.	$1,188,689
24,154	Becton Dickinson and Co.	1,897,538
30,271	Covidien Plc	1,798,703
30,350	CR Bard, Inc.	3,176,128
99,475	Smith & Nephew Plc	1,097,037
		$9,158,095
	Health Care Distributors - 0.3%
19,012	Cardinal Health, Inc.	$740,898
	Health Care Services - 0.6%
7,450	DaVita, Inc. *	$771,894
7,376	Express Scripts Holding Co. *	462,254
		$1,234,148
	Managed Health Care - 1.0%
20,878	Aetna, Inc.	$826,769
22,780	UnitedHealth Group, Inc.	1,262,240
		$2,089,009
	Total Health Care Equipment & Services	$13,222,150
	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
	Biotechnology - 2.7%
24,290	Amgen, Inc.	$2,048,133
14,732	Celgene Corp. *	1,125,525
9,229	Gilead Sciences, Inc. *	612,160
34,925	Vertex Pharmaceuticals, Inc. *	1,954,054
		$5,739,872
	Pharmaceuticals - 5.9%
51,829	Abbott Laboratories	$3,553,396
16,800	Eli Lilly & Co.	796,488
20,860	Hospira, Inc. *	684,625
46,104	Johnson & Johnson	3,177,027
23,726	Merck & Co., Inc.	1,070,043
122,466	Pfizer, Inc.	3,043,280
		$12,324,859
	Life Sciences Tools & Services - 0.5%
13,074	Agilent Technologies, Inc.	$502,695
10,055	Thermo Fisher Scientific, Inc.	591,536
		$1,094,231
	Total Pharmaceuticals, Biotechnology & Life Sciences	$19,158,962
	Banks - 4.9%
	Diversified Banks - 3.3%
11,129	Canadian Imperial Bank of Commerce	$870,788
74,461	US Bancorp	2,554,012
101,630	Wells Fargo & Co.	3,509,284
		$6,934,084
	Regional Banks - 1.6%
53,603	PNC Financial Services Group, Inc.	$3,382,349
	Total Banks	$10,316,433
	Diversified Financials - 6.3%
	Other Diversified Financial Services - 2.4%
104,389	Bank of America Corp.	$921,755
61,919	Citigroup, Inc.	2,025,990
49,018	JPMorgan Chase & Co.	1,984,249
		$4,931,994
	Consumer Finance - 1.8%
18,720	American Express Co.	$1,064,419
20,784	Capital One Financial Corp.	1,184,896
38,674	Discover Financial Services	1,536,518
		$3,785,833
	Asset Management & Custody Banks - 2.1%
12,045	Franklin Resources, Inc.	$1,506,468
35,205	Invesco, Ltd.	879,773
32,490	T. Rowe Price Group, Inc.	2,056,617
		$4,442,858
	Total Diversified Financials	$13,160,685
	Insurance - 3.5%
	Life & Health Insurance - 0.6%
14,997	Aflac, Inc.	$718,056
10,785	Prudential Financial, Inc.	587,890
		$1,305,946
	Property & Casualty Insurance - 2.9%
59,952	The Chubb Corp.	$4,573,139
21,160	The Travelers Companies, Inc.	1,444,382
		$6,017,521
	Total Insurance	$7,323,467
	Software & Services - 9.6%
	Internet Software & Services - 1.7%
26,132	eBay, Inc. *	$1,265,050
30,184	Facebook, Inc. *	653,484
2,078	Google, Inc. *	1,567,851
		$3,486,385
	IT Consulting & Other Services - 1.2%
12,604	International Business Machines Corp.	$2,614,700
	Data Processing & Outsourced Services - 2.3%
36,183	Automatic Data Processing, Inc.	$2,122,495
15,954	DST Systems, Inc.	902,358
15,570	Fiserv, Inc. *	1,152,647
1,470	Mastercard, Inc.	663,676
		$4,841,176
	Application Software - 0.9%
35,748	Adobe Systems, Inc. *	$1,160,380
29,836	Nuance Communications, Inc. *	742,618
		$1,902,998
	Systems Software - 3.5%
129,883	Microsoft Corp.	$3,867,916
75,811	Oracle Corp.	2,387,288
57,848	Symantec Corp. *	1,041,264
		$7,296,468
	Total Software & Services	$20,141,727
	Technology Hardware & Equipment - 5.3%
	Communications Equipment - 1.8%
69,542	Cisco Systems, Inc.	$1,327,557
3,374	F5 Networks, Inc. *	353,258
12,321	Motorola Solutions, Inc.	622,827
71	Palo Alto Networks, Inc. *	4,371
23,620	Qualcomm, Inc.	1,476,014
		$3,784,027
	Computer Hardware - 2.6%
8,182	Apple, Inc.	$5,459,517
	Computer Storage & Peripherals - 0.9%
33,023	EMC Corp. *	$900,537
19,671	NetApp, Inc. *	646,782
9,728	SanDisk Corp. *	422,487
		$1,969,806
	Total Technology Hardware & Equipment	$11,213,350
	Semiconductors & Semiconductor Equipment - 3.4%
	Semiconductor Equipment - 0.8%
31,923	ASML Holding NV (A.D.R.)	$1,713,627
	Semiconductors - 2.6%
25,928	Altera Corp.	$881,163
58,278	Analog Devices, Inc.	2,283,915
41,246	Intel Corp.	935,459
40,736	Xilinx, Inc.	1,360,990
		$5,461,527
	Total Semiconductors & Semiconductor Equipment	$7,175,154
	Telecommunication Services - 1.1%
	Integrated Telecommunication Services - 1.1%
20,898	AT&T, Inc.	$787,855
31,823	Verizon Communications, Inc.	1,450,174
		$2,238,029
	Total Telecommunication Services	$2,238,029
	Utilities - 0.3%
	Electric Utilities - 0.3%
15,470	American Electric Power Co., Inc.	$679,752
	Total Utilities	$679,752
	TOTAL COMMON STOCKS
	(Cost $159,833,269)	$208,496,462

	TOTAL INVESTMENT IN SECURITIES - 99.3%
	(Cost $159,833,269) (a)	$208,496,462

	OTHER ASSETS & LIABILITIES - 0.7%	$1,554,056

	TOTAL NET ASSETS - 100.0%	$210,050,518

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At September 28, 2012, the net unrealized gain on investments based on
	cost for federal income tax purposes of $161,029,103 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$55,221,012

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(7,753,653)

	Net unrealized gain	$47,467,359

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 28, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$208,496,462	$-	$-	$208,496,462
Total	$208,496,462	$-	$-	$208,496,462

	Pioneer Equity Income VCT Portfolio
	Schedule of Investments 9/28/2012

Shares		Value
	COMMON STOCKS - 98.0%
	Energy - 8.7%
	Integrated Oil & Gas - 3.4%
15,500	Chevron Corp.	$1,806,680
23,631	Exxon Mobil Corp.	2,161,055
46,357	QEP Resources, Inc.	1,467,663
		$5,435,398
	Oil & Gas Exploration & Production - 2.9%
18,165	ConocoPhillips	$1,038,675
28,604	EQT Corp.	1,687,636
65,022	Marathon Oil Corp.	1,922,701
		$4,649,012
	Oil & Gas Refining & Marketing - 1.2%
34,211	Marathon Petroleum Corp.	$1,867,578
	Oil & Gas Storage & Transportation - 1.2%
65,810	Spectra Energy Corp.	$1,932,182
	Total Energy	$13,884,170
	Materials - 10.5%
	Diversified Chemicals - 1.3%
41,475	EI du Pont de Nemours & Co.	$2,084,948
	Specialty Chemicals - 4.2%
25,390	Johnson Matthey Plc	$988,528
101,504	Valspar Corp.	5,694,372
		$6,682,900
	Paper Packaging - 1.1%
93,460	Boise, Inc.	$818,710
31,743	Sonoco Products Co.	983,716
		$1,802,426
	Diversified Metals & Mining - 1.5%
33,069	Compass Minerals International, Inc.	$2,466,617
	Gold - 0.9%
24,335	Newmont Mining Corp.	$1,363,003
	Steel - 0.8%
32,500	Cliffs Natural Resources, Inc.	$1,271,725
	Paper Products - 0.7%
29,002	International Paper Co.	$1,053,353
	Total Materials	$16,724,972
	Capital Goods - 6.4%
	Aerospace & Defense - 1.0%
20,364	United Technologies Corp.	$1,594,298
	Industrial Conglomerates - 1.7%
124,063	General Electric Co.	$2,817,471
	Construction & Farm Machinery & Heavy Trucks - 0.7%
12,700	Caterpillar, Inc.	$1,092,708
	Industrial Machinery - 3.0%
53,000	Kaydon Corp.	$1,184,020
21,283	Snap-on, Inc.	1,529,609
77,728	The Gorman-Rupp Co.	2,098,656
		$4,812,285
	Total Capital Goods	$10,316,762
	Commercial Services & Supplies - 1.7%
	Office Services & Supplies - 0.9%
39,126	Mine Safety Appliances Co.	$1,458,226
	Diversified Support Services - 0.8%
39,700	G&K Services, Inc.	$1,243,007
	Total Commercial Services & Supplies	$2,701,233
	Automobiles & Components - 1.6%
	Auto Parts & Equipment - 0.9%
51,766	Johnson Controls, Inc.	$1,418,388
	Automobile Manufacturers - 0.7%
108,400	Ford Motor Co.	$1,068,824
	Total Automobiles & Components	$2,487,212
	Consumer Services - 1.6%
	Leisure Facilities - 1.6%
76,627	Cedar Fair LP	$2,564,706
	Total Consumer Services	$2,564,706
	Media - 0.5%
	Movies & Entertainment - 0.5%
54,568	Regal Entertainment Group	$767,772
	Total Media	$767,772
	Retailing - 1.6%
	Distributors - 0.9%
23,885	Genuine Parts Co.	$1,457,702
	Home Improvement Retail - 0.7%
19,347	The Home Depot, Inc.	$1,167,978
	Total Retailing	$2,625,680
	Food & Staples Retailing - 0.5%
	Food Retail - 0.5%
135,066	J Sainsbury Plc	$757,303
	Total Food & Staples Retailing	$757,303
	Food, Beverage & Tobacco - 14.0%
	Soft Drinks - 2.0%
46,400	Dr. Pepper Snapple Group, Inc.	$2,066,192
31,100	The Coca-Cola Co.	1,179,623
		$3,245,815
	Packaged Foods & Meats - 12.0%
55,837	Campbell Soup Co.	$1,944,244
297,583	DE Master Blenders 1753 NV *	3,585,364
24,021	General Mills, Inc.	957,237
59,458	Hillshire Brands Co.	1,592,285
59,564	HJ Heinz Co.	3,332,606
26,713	Kellogg Co.	1,379,994
21,462	Kraft Foods, Inc.	887,454
13,416	McCormick & Co., Inc.	832,329
45,321	The Hershey Co.	3,212,806
42,166	Unilever NV (A.D.R.)	1,496,050
		$19,220,369
	Total Food, Beverage & Tobacco	$22,466,184
	Household & Personal Products - 2.3%
	Household Products - 2.3%
17,700	Kimberly-Clark Corp.	$1,518,306
29,617	The Clorox Co.	2,133,905
		$3,652,211
	Total Household & Personal Products	$3,652,211
	Health Care Equipment & Services - 4.2%
	Health Care Equipment - 3.0%
36,416	Becton Dickinson and Co.	$2,860,841
12,293	Medtronic, Inc.	530,074
131,572	Smith & Nephew Plc	1,451,012
		$4,841,927
	Health Care Distributors - 1.2%
64,375	Owens & Minor, Inc.	$1,923,525
	Total Health Care Equipment & Services	$6,765,452
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
	Pharmaceuticals - 5.6%
40,805	Abbott Laboratories	$2,797,591
32,200	Johnson & Johnson	2,218,902
46,204	Merck & Co., Inc.	2,083,800
73,941	Pfizer, Inc.	1,837,434
		$8,937,727
	Total Pharmaceuticals, Biotechnology & Life Sciences	$8,937,727
	Banks - 8.4%
	Diversified Banks - 6.1%
29,242	Bank of Montreal	$1,726,448
35,628	Canadian Imperial Bank of Commerce	2,787,711
98,604	US Bancorp	3,382,117
50,604	Wells Fargo & Co.	1,747,356
		$9,643,632
	Regional Banks - 1.1%
28,464	PNC Financial Services Group, Inc.	$1,796,078
	Thrifts & Mortgage Finance - 1.2%
136,715	New York Community Bancorp, Inc.	$1,935,884
	Total Banks	$13,375,594
	Diversified Financials - 4.0%
	Other Diversified Financial Services - 1.1%
97,100	Bank of America Corp.	$857,393
28,300	Citigroup, Inc.	925,976
		$1,783,369
	Specialized Finance - 0.4%
13,200	Deutsche Boerse AG	$730,554
	Asset Management & Custody Banks - 2.0%
56,200	Ares Capital Corp.	$963,268
54,100	Federated Investors, Inc. (Class B)	1,119,329
16,697	T. Rowe Price Group, Inc.	1,056,920
		$3,139,517
	Investment Banking & Brokerage - 0.5%
26,400	LPL Financial Holdings, Inc.	$753,456
	Total Diversified Financials	$6,406,896
	Insurance - 3.1%
	Property & Casualty Insurance - 3.1%
37,962	The Chubb Corp.	$2,895,741
29,155	The Travelers Companies, Inc.	1,990,120
		$4,885,861
	Total Insurance	$4,885,861
	Real Estate - 1.2%
	Mortgage REIT's - 0.3%
32,900	Ares Commercial Real Estate Corp.	$561,274
	Office REIT's - 0.9%
19,173	Alexandria Real Estate Equities, Inc.	$1,409,599
	Total Real Estate	$1,970,873
	Software & Services - 1.4%
	Data Processing & Outsourced Services - 0.4%
11,518	Automatic Data Processing, Inc.	$675,646
	Systems Software - 1.0%
52,019	Microsoft Corp.	$1,549,126
	Total Software & Services	$2,224,772
	Technology Hardware & Equipment - 1.3%
	Communications Equipment - 0.1%
12,100	Cisco Systems, Inc.	$230,989
	Electronic Manufacturing Services - 0.8%
55,628	Molex, Inc.	$1,208,240
	Technology Distributors - 0.4%
11,592	Anixter International, Inc.	$666,076
	Total Technology Hardware & Equipment	$2,105,305
	Semiconductors & Semiconductor Equipment - 5.2%
	Semiconductor Equipment - 0.2%
11,352	Cabot Microelectronics Corp.	$398,909
	Semiconductors - 5.0%
58,612	Analog Devices, Inc.	$2,297,004
18,375	Intel Corp.	416,745
40,492	Linear Technology Corp.	1,289,670
71,124	Microchip Technology, Inc.	2,328,600
47,797	Xilinx, Inc.	1,596,898
		$7,928,917
	Total Semiconductors & Semiconductor Equipment	$8,327,826
	Telecommunication Services - 6.0%
	Integrated Telecommunication Services - 6.0%
76,273	AT&T, Inc.	$2,875,492
66,382	CenturyLink, Inc.	2,681,833
328,620	Singapore Telecommunications, Ltd.	857,421
70,206	Verizon Communications, Inc.	3,199,287
		$9,614,033
	Total Telecommunication Services	$9,614,033
	Utilities - 8.2%
	Electric Utilities - 1.5%
37,041	American Electric Power Co., Inc.	$1,627,582
12,308	Duke Energy Corp.	797,558
		$2,425,140
	Gas Utilities - 3.9%
50,206	AGL Resources, Inc.	$2,053,927
44,113	National Fuel Gas Co.	2,383,867
88,232	Questar Corp.	1,793,757
		$6,231,551
	Multi-Utilities - 2.8%
11,700	Alliant Energy Corp.	$507,663
58,173	Ameren Corp.	1,900,512
35,554	Consolidated Edison, Inc.	2,129,329
		$4,537,504
	Total Utilities	$13,194,195
	TOTAL COMMON STOCKS
	(Cost $123,611,110)	$156,756,739

	TOTAL INVESTMENT IN SECURITIES - 98.0%
	(Cost $123,611,110) (a)	$156,756,739

	OTHER ASSETS & LIABILITIES - 2.0%	$3,191,435

	TOTAL NET ASSETS - 100.0%	$159,948,174

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At September 28, 2012, the net unrealized gain on investments based on
	cost for federal income tax purposes of $124,218,310 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$33,951,023

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(1,412,594)

	Net unrealized gain	$32,538,429

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 28, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 156,756,739	$ -	$ -	$ 156,756,739
Total	$ 156,756,739	$ -	$ -	$ 156,756,739

			Pioneer Bond VCT Portfolio
			Schedule of Investments 9/28/2012

Principal Amount ($)	Floating Rate (d) (unaudited)	S&P/Moody's Ratings (unaudited)		Value
			CONVERTIBLE CORPORATE BONDS - 0.5%
			Semiconductors & Semiconductor Equipment - 0.5%
			Semiconductors - 0.5%
175,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$190,312
			Total Semiconductors & Semiconductor Equipment	$190,312
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $175,395)	$190,312

			PREFERRED STOCKS - 0.8%
			Banks - 0.5%
			Diversified Banks - 0.3%
1,800	6.50	A-/A3	US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)	$52,380
3,000	6.00	A-/A3	US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)	83,940
				$136,320
			Regional Banks - 0.2%
2,700		BBB/Baa2	BB&T Corp., 5.625%, 12/31/99 (Perpetual)	$69,039
			Total Banks	$205,359
			Insurance - 0.3%
			Life & Health Insurance - 0.3%
4,800	7.38	BB+/Baa3	Delphi Financial Group, Inc., Floating Rate Note, 5/15/37	$119,550
			Total Insurance	$119,550
			TOTAL PREFERRED STOCKS
			(Cost $307,788)	$324,909

			CONVERTIBLE PREFERRED STOCKS - 0.8%
			Banks - 0.5%
			Diversified Banks - 0.5%
155		BBB+/Ba1	Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)	$191,890
			Total Banks	$191,890
			Real Estate - 0.3%
			Real Estate Operating Companies - 0.3%
2,070		CCC+/Caa2	Forest City Enterprises, Inc., 7.0%, 12/31/99 (Perpetual)	$111,780
			Total Real Estate	$111,780
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $261,252)	$303,670

			ASSET BACKED SECURITIES - 5.7%
			Materials - 0.9%
			Diversified Metals & Mining - 0.2%
23,260		BBB+/Baa1	Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40	$25,492
25,000	5.46	AAA/Aa3	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	26,502
				$51,994
			Precious Metals & Minerals - 0.2%
74,703	0.92	AA+/Aa2	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 5/25/50 (144A)	$72,875
			Steel - 0.5%
50,450		AAA/Aaa	HSBC Home Equity Loan Trust USA 2006-3, 5.63%, 3/20/36 (Step)	$51,048
63,724	0.57	AAA/Aaa	New Century Home Equity Loan Trust Series 2005-1, Floating Rate Note, 3/25/35	61,551
90,960		AA-/Aa3	Terwin Mortgage Trust Series TMTS 2005-16HE, 4.523%, 9/25/36 (Step)	91,382
				$203,981
			Total Materials	$328,850
			Automobiles & Components - 0.3%
			Automobile Manufacturers - 0.3%
47,694		BBB/NR	Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)	$47,962
40,000		A/A1	Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	41,944
25,000		A/A1	Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	25,380
				$115,286
			Total Automobiles & Components	$115,286
			Banks - 3.0%
			Diversified Banks - 0.1%
38,558	0.31	NR/Aa1	Wells Fargo Home Equity Trust, Floating Rate Note, 4/25/37	$37,685
			Thrifts & Mortgage Finance - 2.9%
23,221	0.40	BB+/B3	ACE Securities Corp., Floating Rate Note, 3/25/36	$21,967
28,101	6.50	BB+/Baa2	ACE Securities Corp., Floating Rate Note, 8/15/30 (144A)	28,398
57,159	0.52	AAA/Aa1	Ameriquest Mortgage Securities, Inc., Floating Rate Note, 11/25/34	54,542
37,070		NR/A1	Bombardier Capital Mortgage Securitization Corp., 6.65%, 4/15/28	38,879
16,778	0.62	AAA/Baa1	Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35	16,202
80,769		AAA/B1	Citicorp Residential Mortgage Securities, Inc., 5.703%, 11/25/36 (Step)	78,344
6,706	0.32	BBB/A3	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 1/25/37	6,688
121,971	5.07	BB+/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	123,514
18,800	0.76	AAA/NR	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	18,308
35,000		AAA/NR	First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	35,079
771	0.33	A/Baa3	Fremont Home Loan Trust, Floating Rate Note, 2/25/36	765
49,028	0.68	AA+/Aa1	Fremont Home Loan Trust, Floating Rate Note, 6/25/35	48,117
23,908	0.86	A/A2	GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35	23,395
180	0.59	AAA/Aaa	GSAMP Trust 2005-HE4, Floating Rate Note, 7/25/45	180
100,000		AA/NR	Leaf II Receivables Funding LLC, 4.9%, 2/20/22 (144A)	99,790
128,740		CCC+/C	Local Insight Media Finance LLC, 5.88%, 10/23/37 (144A)	51,496
21,184	0.28	CCC/Ca	Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/36	9,285
2,025	0.27	CCC/Caa2	Morgan Stanley IXIS Real Estate Capital Trust, Floating Rate Note, 11/25/36	818
151,126	0.48	AA+/Aa3	Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35	148,490
9,755	0.34	BBB/Aa3	Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38	9,688
13,534	0.92	AAA/Aaa	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	13,537
19,945	1.72	A/NR	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	19,953
79,157	0.66	AA+/A1	RASC Trust, Floating Rate Note, 8/25/35	76,136
50,000		A/NR	SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)	50,258
62,745	0.62	AA+/Aa1	Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35	62,196
37,942		AA+/Baa2	Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)	37,880
61,267	0.44	B-/Baa3	Structured Asset Securities Corp., Floating Rate Note, 10/25/36 (144A)	57,969
				$1,131,874
			Total Banks	$1,169,559
			Diversified Financials - 1.5%
			Other Diversified Financial Services - 0.3%
7,812	0.66	AA/Aa2	Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35	$7,673
13,449		NR/NR	DT Auto Owner Trust 2009-1, 5.92%, 10/15/15 (144A)	13,510
43,315		A/NR	DT Auto Owner Trust 2010-1, 3.46%, 1/15/14 (144A)	43,355
25,000		AA/NR	DT Auto Owner Trust 2012-1, 2.26%, 10/16/17 (144A)	25,056
13,781	0.46	AAA/A1	JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 12/25/35	13,719
				$103,313
			Specialized Finance - 0.6%
63,452		NR/Aaa	321 Henderson Receivables I LLC, 3.82%, 12/15/48 (144A)	$66,297
119,100		BBB+/Baa1	Dominos Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)	132,773
47,912	0.92	A/A2	Irwin Home Equity Corp., Floating Rate Note, 4/25/30	40,483
4,924	0.65	AA+/Aa1	Mastr Asset Backed Securities Trust, Floating Rate Note, 5/25/35	4,906
				$244,459
			Consumer Finance - 0.3%
11,000		BBB/NR	American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	$11,020
35,000		NR/Aaa	Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16	35,557
70,000	1.20	AAA/Aaa	SLM Student Loan Trust, Floating Rate Note, 4/27/26 (144A)	69,698
				$116,275
			Asset Management & Custody Banks - 0.3%
120,833		A/NR	Triton Container Finance LLC, 4.21%, 5/14/27 (144A)	$127,422
			Total Diversified Financials	$591,469
			TOTAL ASSET BACKED SECURITIES
			(Cost $2,219,555)	$2,205,164

			COLLATERALIZED MORTGAGE OBLIGATIONS - 18.1%
			Banks - 11.9%
			Thrifts & Mortgage Finance - 11.9%
76,291		NR/B2	Banc of America Alternative Loan Trust, 5.25%, 5/25/34	$77,681
116,329		NR/Baa2	Banc of America Alternative Loan Trust, 5.5%, 9/25/33	118,427
62,202		AAA/Baa2	Banc of America Alternative Loan Trust, 5.75%, 4/25/33	65,347
35,505		NR/Ba2	Banc of America Alternative Loan Trust, 6.0%, 3/25/34	36,640
528,220		NR/Caa2	Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A)	49,864
766,744	4.70	NR/Caa2	Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)	47,615
36,725	2.33	AAA/Baa2	Bear Sterns ARM Trust 2003-5, Floating Rate Note, 8/25/33	36,412
50,000	0.39	BBB+/Aaa	Citigroup Commercial Mortgage Trust, Floating Rate Note, 4/15/22 (144A)	48,120
64,810		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	69,045
76,867	2.64	A-/NR	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35	78,095
41,763	0.56	AAA/Aaa	COMM 2005-FL11 Mortgage Trust, Floating Rate Note, 11/15/17 (144A)	38,808
130,000	0.35	AA-/A1	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	119,339
84,076	0.40	A+/A1	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	80,123
25,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	26,409
25,000		NR/Aaa	COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45	26,516
100,000		NR/Aaa	COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44	107,842
35,391		AA/Ba2	Countrywide Alternative Loan Trust, 4.25%, 4/25/34	35,669
43,857		AAA/B2	Countrywide Alternative Loan Trust, 4.75%, 10/25/33	44,658
62,264		B-/B2	Countrywide Alternative Loan Trust, 5.5%, 1/25/35	63,499
75,262		BB-/NR	Countrywide Alternative Loan Trust, 5.5%, 8/25/34	74,469
96,694		AAA/NR	Countrywide Alternative Loan Trust, 5.75%, 12/25/33	99,662
81,101	4.81	AAA/Ba1	Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 12/25/33	81,393
66,090	1.47	AAA/NR	Deutsche Mortgage Securities, Inc., Floating Rate Note, 6/28/47 (144A)	66,131
6,500,000	1.37	BBB/A2	Extended Stay America Trust 2010-ESH, Floating Rate Note, 1/5/16 (144A)	14,261
24,415		CCC/NR	First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36	24,648
50,000	5.31	A/A1	GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, Floating Rate Note, 4/10/40	49,219
50,000		NR/Aaa	GS Mortgage Securities Corp. II, 3.377%, 5/10/45	53,980
100,000		NR/NR	GS Mortgage Securities Corp. II, 4.209%, 2/10/21 (144A)	100,830
150,000	1.26	AAA/Aaa	GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)	149,912
43,261	0.94	AAA/Baa2	Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34	40,557
24,140	0.96	AAA/A3	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	22,825
18,819	1.02	AAA/Aaa	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	18,752
75,658	0.57	AAA/Aaa	Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36	74,761
100,000	5.15	AA+/Aaa	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/12/35	99,997
160,245		BBB/Ba2	JP Morgan Mortgage Trust, 6.0%, 9/25/34	164,610
14,012	2.37	AAA/Baa1	JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33	14,516
45,569	4.45	AAA/Baa1	JP Morgan Mortgage Trust, Floating Rate Note, 10/25/33	46,998
49,535	2.49	AAA/Baa3	JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34	50,818
54,862	4.89	AAA/Baa1	JP Morgan Mortgage Trust, Floating Rate Note, 2/25/34	56,065
40,514		AAA/Aaa	LB-UBS Commercial Mortgage Trust, 4.664%, 7/15/30	40,813
35,000	0.72	BB+/Aa3	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	34,342
15,000	1.12	B+/Baa3	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	14,081
18,116	5.41	AAA/Aaa	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)	17,909
12,279	1.17	A+/Aa1	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3, Floating Rate Note, 10/25/37 (144A)	12,204
66,900	2.41	AAA/Baa2	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	66,379
48,377		B+/NR	MASTR Alternative Loans Trust, 5.5%, 10/25/19	49,811
131,643		AAA/NR	MASTR Alternative Loans Trust, 5.5%, 2/25/35	131,429
187,405		B/NR	MASTR Alternative Loans Trust, 6.0%, 7/25/34	189,195
76,848	6.74	A-/NR	Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32	80,751
18,724	0.68	AA+/Baa2	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	18,358
16,104		AAA/Aaa	Merrill Lynch Mortgage Trust, 4.556%, 6/12/43	16,151
59,873		NR/Aa3	PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	58,447
73,717		CCC/NR	Residential Asset Securitization Trust, 5.5%, 7/25/35	72,586
92,483		BB/NR	RFMSI Trust, 5.25%, 8/25/35	96,393
72,353	0.54	A+/Baa3	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	71,412
90,625	0.44	AA+/Ba3	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	88,361
96,380	2.22	AAA/NR	Springleaf Mortgage Loan Trust, Floating Rate Note, 10/25/57 (144A)	96,802
7,795	0.96	AAA/Ba1	Structured Asset Mortgage Investments, Inc., Floating Rate Note, 12/19/33	7,070
250,000	5.69	NR/C	Structured Asset Securities Corp., Floating Rate Note, 12/18/49 (144A)	42,758
35,163	4.12	AAA/Ba1	Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44	35,383
40,000		AA/Aa3	Timberstar Trust, 5.747%, 10/15/36 (144A)	44,223
400,000		AAA/Aaa	Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41	430,202
45,563,920	0.14	AAA/Aaa	Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 6/15/45	17,451
75,000	5.30	BBB/NR	WAMU Commercial Mortgage Securities Trust, Floating Rate Note, 5/25/36 (144A)	77,749
26,021	2.45	AA/NR	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35	26,344
51,746		AA+/A1	Wells Fargo Mortgage Backed Securities Trust, 5.0%, 11/25/36	53,819
128,197		NR/Caa1	Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36	128,256
35,077	2.65	AAA/A2	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/34	35,891
25,000	4.50	AAA/Aa2	Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 11/25/33	25,389
				$4,554,472
			Total Banks	$4,554,472
			Diversified Financials - 4.4%
			Other Diversified Financial Services - 3.7%
92,399	3.13	AAA/NR	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	$93,246
92,387	3.00	AAA/NR	Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34	92,967
39,128		AAA/NR	Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	40,135
5,741		BBB/NR	Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	5,835
89,053		A+/NR	Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	93,172
42,841		AAA/Baa1	Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	43,869
47,550		NR/B1	Citicorp Mortgage Securities, Inc., 5.0%, 2/25/36	50,321
51,462	0.34	BBB+/Aaa	Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)	50,037
24,705	5.95	B-/Caa1	JP Morgan Alternative Loan Trust, Floating Rate Note, 9/25/36	25,012
87,697	3.25	NR/NR	La Hipotecaria SA de CV, Floating Rate Note, 9/8/39 (144A)	91,452
50,000		A+/NR	Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	56,467
50,196	0.32	AA+/Aaa	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	49,951
250,000		AAA/Baa3	RALI Trust, 4.0%, 7/25/33	248,599
71,113		AAA/Ba3	RALI Trust, 4.75%, 4/25/34	71,321
227,389		NR/B1	RALI Trust, 5.0%, 9/25/19	234,256
50,000		AAA/Ba3	RALI Trust, 5.5%, 8/25/33	51,897
75,000		AAA/Baa3	RALI Trust, 5.5%, 9/25/33	77,377
60,214		AAA/NR	RALI Trust, 6.0%, 10/25/34	61,285
				$1,437,199
			Specialized Finance - 0.0%
3,721		AAA/NR	COBALT CMBS Commercial Mortgage Trust 2006-C1, 5.174%, 8/15/48	$3,741
			Consumer Finance - 0.1%
43,260	4.62	AAA/A2	GMAC Mortgage Corp Loan Trust, Floating Rate Note, 10/19/33	$44,887
			Asset Management & Custody Banks - 0.1%
45,459	2.83	NR/NR	Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)	$45,748
			Investment Banking & Brokerage - 0.5%
160,000	4.88	AAA/NR	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42	$170,094
			Total Diversified Financials	$1,701,669
			Real Estate - 0.9%
			Mortgage REIT's - 0.6%
200,000	6.45	D/Caa2	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)	$94,220
25,000	3.61	NR/A2	FREMF Mortgage Trust, Floating Rate Note, 11/25/46 (144A)	25,800
50,000	4.94	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)	54,521
15,000	3.95	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 6/25/47 (144A)	15,431
50,000	5.05	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)	54,946
				$244,918
			Real Estate Services - 0.3%
100,000	0.97	AA+/Aa1	Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)	$97,310
10,857	0.43	AAA/NR	Banc of America Large Loan, Inc., Floating Rate Note, 10/15/19 (144A)	10,531
10,759		AAA/NR	Washington Mutual MSC Mortgage Pass-Through CTFS, 7.0%, 7/25/33	11,394
				$119,235
			Total Real Estate	$364,153
			Government - 0.9%
			Government - 0.9%
98,584		NR/NR	Freddie Mac REMICS, 4.0%, 6/15/22	$104,827
7,249		NR/NR	Freddie Mac REMICS, 5.0%, 8/15/35	7,301
2,841,344	0.68	NR/NR	Government National Mortgage Association, Floating Rate Note, 11/16/51	121,459
348,178	1.03	NR/NR	Government National Mortgage Association, Floating Rate Note, 2/16/53	30,725
396,891	1.10	NR/NR	Government National Mortgage Association, Floating Rate Note, 8/16/52	31,437
348,854	1.07	NR/NR	Government National Mortgage Association, Floating Rate Note, 9/16/52	30,720
				$326,469
			Total Government	$326,469
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $7,284,362)	$6,946,763

			CORPORATE BONDS - 38.1%
			Energy - 4.5%
			Oil & Gas Drilling - 0.2%
50,000		BBB+/Baa1	Pride International, Inc., 6.875%, 8/15/20	$63,296
			Oil & Gas Equipment & Services - 0.1%
50,000		BBB/Baa2	Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	$52,599
			Oil & Gas Exploration & Production - 1.0%
59,178		BBB+/NR	Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20	$66,665
100,000		BBB-/Ba1	Newfield Exploration Co., 5.625%, 7/1/24	111,000
100,000		BBB-/Baa2	TNK-BP Finance SA, 6.625%, 3/20/17 (144A)	113,875
65,000		BBB-/Baa2	TNK-BP Finance SA, 7.5%, 7/18/16 (144A)	75,108
				$366,648
			Oil & Gas Refining & Marketing - 0.6%
200,000		BBB/Baa2	Spectra Energy Capital LLC, 6.2%, 4/15/18	$241,903
			Oil & Gas Storage & Transportation - 2.6%
50,000		BBB-/Baa2	Boardwalk Pipelines LP, 5.5%, 2/1/17	$55,117
90,000		BBB/Baa3	Buckeye Partners LP, 6.05%, 1/15/18	100,922
250,000		BBB/Baa2	Plains All American Pipeline LP, 6.125%, 1/15/17	298,224
265,000		A/A3	Questar Pipeline Co., 5.83%, 2/1/18	312,790
50,000		BBB/Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	59,121
70,000		BBB/Baa2	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	77,215
69,000		BBB-/Baa3	The Williams Companies, Inc., 7.75%, 6/15/31	88,258
				$991,647
			Total Energy	$1,716,093
			Materials - 2.2%
			Diversified Chemicals - 0.1%
30,000		BBB/Baa2	Eastman Chemical Co., 4.8%, 9/1/42	$32,504
			Specialty Chemicals - 0.5%
155,000		BBB/Baa2	Cytec Industries, Inc., 8.95%, 7/1/17	$191,527
			Construction Materials - 0.4%
166,000		B-/NR	Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)	$169,735
			Aluminum - 0.4%
150,000		BBB-/Baa3	Alcoa, Inc., 6.15%, 8/15/20	$165,535
			Diversified Metals & Mining - 0.5%
185,000		BBB-/Baa2	AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	$194,250
			Steel - 0.3%
115,000		BB+/Baa3	ArcelorMittal, 5.75%, 3/1/21	$109,564
			Total Materials	$863,115
			Capital Goods - 1.1%
			Building Products - 0.4%
25,000		BBB-/Ba2	Masco Corp., 5.95%, 3/15/22	$27,388
110,000		BBB-/Ba2	Masco Corp., 7.125%, 3/15/20	125,215
				$152,603
			Construction & Farm Machinery & Heavy Trucks - 0.2%
65,000		A/Baa1	Cummins, Inc., 6.75%, 2/15/27	$81,404
			Trading Companies & Distributors - 0.5%
170,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$173,298
			Total Capital Goods	$407,305
			Automobiles & Components - 0.1%
			Automobile Manufacturers - 0.1%
50,000		BBB+/A3	Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)	$53,637
			Total Automobiles & Components	$53,637
			Consumer Services - 0.8%
			Education Services - 0.8%
25,000		AAA/Aaa	Massachusetts Institute of Technology, 5.6%, 7/1/11	$36,099
105,000		AAA/Aaa	President and Fellows of Harvard College, 6.3%, 10/1/37	122,448
50,000		A+/A1	The George Washington University, 1.827%, 9/15/17	50,801
100,000		AA-/Aa2	Tufts University, 5.017%, 4/15/12	115,903
				$325,251
			Total Consumer Services	$325,251
			Media - 0.3%
			Cable & Satellite - 0.3%
100,000		BBB+/Baa1	British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)	$119,850
			Total Media	$119,850
			Food & Staples Retailing - 0.4%
			Drug Retail - 0.4%
47,214		BBB+/Baa2	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$50,752
86,445		BBB+/Baa2	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	98,790
				$149,542
			Total Food & Staples Retailing	$149,542
			Food, Beverage & Tobacco - 0.7%
			Packaged Foods & Meats - 0.7%
85,000		BBB/Baa2	Kraft Foods Group, Inc., 3.5%, 6/6/22 (144A)	$89,810
120,000		BBB-/Baa2	Kraft Foods, Inc., 6.5%, 2/9/40	162,544
				$252,354
			Total Food, Beverage & Tobacco	$252,354
			Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
			Life Sciences Tools & Services - 0.4%
135,000		BBB+/Baa2	Agilent Technologies, Inc., 6.5%, 11/1/17	$165,200
			Total Pharmaceuticals, Biotechnology & Life Sciences	$165,200
			Banks - 5.4%
			Diversified Banks - 1.4%
220,000		BBB+/Baa3	Barclays Bank Plc, 6.05%, 12/4/17 (144A)	$236,735
90,000		AA/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22	95,516
150,000		A/A2	HSBC Bank Plc, 7.65%, 5/1/25	193,534
				$525,785
			Regional Banks - 3.8%
85,000		BB+/Baa3	Capital One Capital VI, 8.875%, 5/15/40	$86,425
145,000		A/A1	Mellon Funding Corp., 5.5%, 11/15/18	171,403
250,000	8.25	BBB/Baa3	PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)	259,487
75,000	6.75	BBB/Baa3	PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)	83,815
490,000	5.38	BBB+/Baa1	State Street Capital Trust III, Floating Rate Note, 1/29/49 (Perpetual)	490,064
125,000		BBB/Baa1	SunTrust Banks, Inc., 3.5%, 1/20/17	134,166
210,000		A+/A1	Wachovia Bank NA, 6.0%, 11/15/17	253,243
				$1,478,603
			Thrifts & Mortgage Finance - 0.2%
75,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	$77,906
			Total Banks	$2,082,294
			Diversified Financials - 8.1%
			Other Diversified Financial Services - 2.3%
225,000		BBB+/Baa2	Alterra Finance LLC, 6.25%, 9/30/20	$240,181
140,000		AA/A2	General Electric Capital Corp., 5.3%, 2/11/21	160,659
100,000	7.12	AA-/Baa1	General Electric Capital Corp., Floating Rate Note, 12/15/49 (Perpetual)	111,442
315,000	7.90	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note, 4/29/49 (Perpetual)	357,755
				$870,037
			Specialized Finance - 0.6%
180,000		A+/A1	National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18	$216,661
			Consumer Finance - 1.1%
415,000	4.00	BBB-/Ba1	SLM Corp., Floating Rate Note, 7/25/14	$421,432
			Asset Management & Custody Banks - 1.0%
150,000		A/NR	Blackstone Holdings Finance Co LLC, 6.25%, 8/15/42 (144A)	$159,161
205,000		A-/A3	Eaton Vance Corp., 6.5%, 10/2/17	247,557
				$406,718
			Investment Banking & Brokerage - 3.1%
300,000	4.00	BB+/Ba2	Goldman Sachs Capital II, Floating Rate Note, 6/1/43	$225,948
200,000		BBB/Baa2	Jefferies Group, Inc., 6.875%, 4/15/21	215,250
190,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	203,585
185,000		A-/Baa1	Morgan Stanley, 5.5%, 1/26/20	201,371
190,000		A-/Baa1	Morgan Stanley, 6.625%, 4/1/18	218,299
115,000		NR/Baa3	Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	118,670
				$1,183,123
			Total Diversified Financials	$3,097,971
			Insurance - 5.1%
			Life & Health Insurance - 2.5%
75,000		BBB/Baa2	Delphi Financial Group, Inc., 7.875%, 1/31/20	$90,344
210,000	6.05	BBB/Ba1	Lincoln National Corp., Floating Rate Note, 4/20/67	205,538
160,000		BBB/Baa2	MetLife, Inc., 10.75%, 8/1/39	237,600
270,000		A-/Baa2	Protective Life Corp., 7.375%, 10/15/19	321,605
100,000	5.88	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 9/15/42	102,500
				$957,587
			Multi-line Insurance - 0.3%
100,000		BBB-/Baa2	Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)	$108,653
			Property & Casualty Insurance - 2.2%
100,000		BBB/Baa3	Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)	$105,798
100,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)	101,916
145,000	6.50	BBB/Baa1	The Allstate Corp., Floating Rate Note, 5/15/57	152,975
50,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	58,411
365,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.625%, 10/15/25	448,532
				$867,632
			Reinsurance - 0.1%
45,000	6.75	BBB-/Baa3	Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65	$43,910
			Total Insurance	$1,977,782
			Real Estate - 2.6%
			Diversified REIT's - 0.3%
60,000		BBB/Baa2	Digital Realty Trust LP, 4.5%, 7/15/15	$64,195
45,000		BBB/Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	52,020
				$116,215
			Office REIT's - 0.3%
45,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$48,014
25,000		BBB-/Baa3	BioMed Realty LP, 4.25%, 7/15/22	26,061
30,000		BBB/Baa2	Mack-Cali Realty LP, 4.5%, 4/18/22	32,114
				$106,189
			Retail REIT's - 0.0%
15,000		BBB-/Baa3	DDR Corp., 4.625%, 7/15/22	$16,310
			Specialized REIT's - 1.4%
20,000		BBB-/Baa3	CubeSmart LP, 4.8%, 7/15/22	$21,641
260,000		BBB-/Baa2	Health Care Real Estate Investment Trust, Inc., 6.0%, 11/15/13	273,082
150,000		BBB-/Baa3	Healthcare Realty Trust, Inc., 6.5%, 1/17/17	170,951
55,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	57,780
				$523,454
			Diversified Real Estate Activities - 0.6%
200,000		A-/A2	WEA Finance LLC, 7.125%, 4/15/18 (144A)	$244,488
			Total Real Estate	$1,006,656
			Software & Services - 0.1%
			Data Processing & Outsourced Services - 0.1%
22,000		B-/Caa1	First Data Corp., 8.25%, 1/15/21 (144A)	$21,945
			Total Software & Services	$21,945
			Telecommunication Services - 1.3%
			Integrated Telecommunication Services - 0.6%
100,000		NR/A2	GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)	$105,507
25,000		NR/NR	GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	25,615
75,000		BBB/Baa2	Telefonica Emisiones SAU, 6.221%, 7/3/17	78,375
				$209,497
			Wireless Telecommunication Services - 0.7%
180,000		NR/A2	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$202,553
75,000		NR/NR	WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	78,711
				$281,264
			Total Telecommunication Services	$490,761
			Utilities - 5.0%
			Electric Utilities - 2.5%
30,000		A-/A3	Commonwealth Edison Co., 6.15%, 9/15/17	$36,772
78,453		BBB-/Baa3	Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)	81,003
52,299		B/Ba2	FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	41,194
200,000		BB+/Baa3	Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)	217,500
60,000		BBB/Baa1	Nevada Power Co., 6.5%, 8/1/18	76,441
32,970		NR/WR	Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)	33,299
100,000		BBB-/Baa3	Public Service Co. of New Mexico, 7.95%, 5/15/18	122,153
75,000	6.25	BBB-/Baa2	Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)	81,448
225,000		BBB+/A3	West Penn Power Co., 5.95%, 12/15/17 (144A)	263,676
				$953,486
			Gas Utilities - 0.8%
244,717		A+/A1	Nakilat, Inc., 6.267%, 12/31/33 (144A)	$288,949
			Multi-Utilities - 0.6%
215,000		BBB+/Baa1	New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$244,465
			Independent Power Producers & Energy Traders - 1.1%
90,908		BBB-/NR	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$100,727
140,000		BBB-/Baa3	Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	149,492
148,461		BBB-/Baa3	Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	165,954
				$416,173
			Total Utilities	$1,903,073
			TOTAL CORPORATE BONDS
			(Cost $12,716,249)	$14,632,829

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.9%
33,794		AAA/Aaa	Fannie Mae, 4.0%, 11/1/41	$36,466
49,790		AAA/Aaa	Fannie Mae, 4.0%, 12/1/41	53,727
54,255		AAA/Aaa	Fannie Mae, 4.5%, 12/1/41	59,013
22,678		AAA/Aaa	Fannie Mae, 4.5%, 4/1/41	24,624
29,257		AAA/Aaa	Fannie Mae, 5.0%, 6/1/40	32,208
48,579		AAA/Aaa	Fannie Mae, 5.0%, 7/1/19	53,077
22,392		AAA/Aaa	Fannie Mae, 5.0%, 7/1/40	24,543
36,278		AAA/Aaa	Fannie Mae, 5.5%, 12/1/34	40,426
7,189		AAA/Aaa	Fannie Mae, 5.5%, 2/1/33	7,801
52,291		AAA/Aaa	Fannie Mae, 5.5%, 3/1/18	56,879
66,814		AAA/Aaa	Fannie Mae, 5.5%, 9/1/33	74,147
103,441		AAA/Aaa	Fannie Mae, 5.9%, 7/1/28	117,279
7,976		AAA/Aaa	Fannie Mae, 6.0%, 1/1/29	9,008
10,346		AAA/Aaa	Fannie Mae, 6.0%, 10/1/32	11,709
13,479		AAA/Aaa	Fannie Mae, 6.0%, 11/1/32	15,239
33,564		AAA/Aaa	Fannie Mae, 6.0%, 11/1/32	37,988
26,449		AAA/Aaa	Fannie Mae, 6.0%, 12/1/31	29,869
27,911		AAA/Aaa	Fannie Mae, 6.0%, 4/1/33	31,590
61,798		AAA/Aaa	Fannie Mae, 6.0%, 5/1/33	69,917
4,179		AAA/Aaa	Fannie Mae, 6.0%, 6/1/15	4,337
40,652		AAA/Aaa	Fannie Mae, 6.0%, 6/1/33	46,010
61,060		AAA/Aaa	Fannie Mae, 6.0%, 7/1/34	69,029
17,477		AAA/Aaa	Fannie Mae, 6.0%, 7/1/38	19,306
23,734		AAA/Aaa	Fannie Mae, 6.0%, 9/1/29	26,803
25,527		AAA/Aaa	Fannie Mae, 6.0%, 9/1/34	28,693
3,332		AAA/Aaa	Fannie Mae, 6.5%, 1/1/15	3,504
7,846		AAA/Aaa	Fannie Mae, 6.5%, 1/1/32	9,121
6,008		AAA/Aaa	Fannie Mae, 6.5%, 10/1/31	6,985
2,824		AAA/Aaa	Fannie Mae, 6.5%, 10/1/31	3,283
10,383		AAA/Aaa	Fannie Mae, 6.5%, 11/1/28	12,245
7,198		AAA/Aaa	Fannie Mae, 6.5%, 2/1/32	8,368
31,973		AAA/Aaa	Fannie Mae, 6.5%, 3/1/32	36,975
3,902		AAA/Aaa	Fannie Mae, 6.5%, 3/1/32	4,479
12,015		AAA/Aaa	Fannie Mae, 6.5%, 4/1/29	13,860
5,802		AAA/Aaa	Fannie Mae, 6.5%, 4/1/32	6,709
7,368		AAA/Aaa	Fannie Mae, 6.5%, 7/1/21	8,284
42,348		AAA/Aaa	Fannie Mae, 6.5%, 7/1/34	48,377
13,391		AAA/Aaa	Fannie Mae, 6.5%, 8/1/32	15,250
21,630		AAA/Aaa	Fannie Mae, 6.5%, 8/1/32	25,014
11,120		AAA/Aaa	Fannie Mae, 6.5%, 8/1/32	12,860
3,680		AAA/Aaa	Fannie Mae, 6.5%, 9/1/32	4,256
6,795		AAA/Aaa	Fannie Mae, 7.0%, 1/1/32	8,019
1,033		AAA/Aaa	Fannie Mae, 7.0%, 11/1/29	1,240
3,804		AAA/Aaa	Fannie Mae, 7.0%, 7/1/31	4,562
5,854		AAA/Aaa	Fannie Mae, 7.0%, 8/1/19	6,588
8,247		AAA/Aaa	Fannie Mae, 7.0%, 9/1/18	9,229
19,655		AAA/Aaa	Fannie Mae, 7.0%, 9/1/30	23,601
4,030		AAA/Aaa	Fannie Mae, 7.5%, 2/1/31	4,942
13,140		AAA/Aaa	Fannie Mae, 8.0%, 10/1/30	16,305
17,450		AAA/Aaa	Fannie Mae, 8.0%, 2/1/29	21,216
3,794		AAA/Aaa	Fannie Mae, 8.0%, 2/1/30	4,026
2,682		AAA/Aaa	Fannie Mae, 8.0%, 2/1/30	2,768
50,423		AAA/Aaa	Fannie Mae, 8.0%, 3/1/31	62,477
1,749		AAA/Aaa	Fannie Mae, 8.0%, 4/1/30	2,159
2,149		AAA/Aaa	Fannie Mae, 8.0%, 5/1/31	2,508
5,980		AAA/Aaa	Fannie Mae, 8.0%, 7/1/30	7,395
7,355		AAA/Aaa	Fannie Mae, 9.5%, 2/1/21	7,495
43,858		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	47,553
25,843		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	27,976
39,752		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	43,101
61,377		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	67,424
22,589		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	25,313
7,816		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	8,758
23,770		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	26,636
28,485		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	31,919
11,261		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	12,397
44,752		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	50,147
13,050		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	15,400
27,768		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	31,716
8,674		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	10,091
4,972		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	5,784
6,304		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	7,334
47,096		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	54,498
16,024		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	18,501
30,638		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	34,636
4,774		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	5,677
5,170		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	6,045
627		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	746
8,304		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	9,874
6,223		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	6,801
18,506		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	20,224
7,747		AAA/Aaa	Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	9,543
112,746		AAA/Aaa	Government National Mortgage Association I, 4.5%, 12/15/18	123,887
43,855		AAA/Aaa	Government National Mortgage Association I, 4.5%, 4/15/20	48,093
49,881		AAA/Aaa	Government National Mortgage Association I, 4.5%, 8/15/41	54,959
61,589		AAA/Aaa	Government National Mortgage Association I, 5.0%, 7/15/17	66,180
53,090		AAA/Aaa	Government National Mortgage Association I, 5.0%, 7/15/19	58,453
56,559		AAA/Aaa	Government National Mortgage Association I, 5.0%, 9/15/33	62,809
55,313		AAA/Aaa	Government National Mortgage Association I, 5.5%, 10/15/34	61,821
30,991		AAA/Aaa	Government National Mortgage Association I, 5.5%, 3/15/33	34,695
35,032		AAA/Aaa	Government National Mortgage Association I, 5.5%, 4/15/33	39,220
52,476		AAA/Aaa	Government National Mortgage Association I, 5.5%, 7/15/33	58,749
94,518		AAA/Aaa	Government National Mortgage Association I, 5.5%, 8/15/33	105,817
80,749		AAA/Aaa	Government National Mortgage Association I, 5.72%, 10/15/29	90,225
22,222		AAA/Aaa	Government National Mortgage Association I, 6.0%, 1/15/33	25,413
32,463		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/32	37,053
23,387		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/32	26,745
7,893		AAA/Aaa	Government National Mortgage Association I, 6.0%, 10/15/32	9,031
75,817		AAA/Aaa	Government National Mortgage Association I, 6.0%, 11/15/32	86,999
52,397		AAA/Aaa	Government National Mortgage Association I, 6.0%, 11/15/32	59,806
47,715		AAA/Aaa	Government National Mortgage Association I, 6.0%, 12/15/33	54,566
54,458		AAA/Aaa	Government National Mortgage Association I, 6.0%, 2/15/18	59,671
33,999		AAA/Aaa	Government National Mortgage Association I, 6.0%, 2/15/29	38,678
777		AAA/Aaa	Government National Mortgage Association I, 6.0%, 4/15/14	813
41,978		AAA/Aaa	Government National Mortgage Association I, 6.0%, 4/15/28	47,543
22,698		AAA/Aaa	Government National Mortgage Association I, 6.0%, 5/15/17	24,530
1,281		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/13	1,308
27,901		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/19	30,517
39,997		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/34	46,490
70,221		AAA/Aaa	Government National Mortgage Association I, 6.0%, 8/15/34	80,435
33,740		AAA/Aaa	Government National Mortgage Association I, 6.0%, 9/15/32	38,659
7,876		AAA/Aaa	Government National Mortgage Association I, 6.5%, 10/15/31	9,377
14,208		AAA/Aaa	Government National Mortgage Association I, 6.5%, 12/15/31	16,950
6,856		AAA/Aaa	Government National Mortgage Association I, 6.5%, 12/15/31	8,179
64,796		AAA/Aaa	Government National Mortgage Association I, 6.5%, 12/15/32	76,998
7,736		AAA/Aaa	Government National Mortgage Association I, 6.5%, 2/15/29	9,159
5,349		AAA/Aaa	Government National Mortgage Association I, 6.5%, 3/15/26	6,241
18,542		AAA/Aaa	Government National Mortgage Association I, 6.5%, 4/15/17	19,994
3,916		AAA/Aaa	Government National Mortgage Association I, 6.5%, 4/15/17	4,322
6,349		AAA/Aaa	Government National Mortgage Association I, 6.5%, 4/15/32	7,574
7,074		AAA/Aaa	Government National Mortgage Association I, 6.5%, 4/15/32	8,442
38,858		AAA/Aaa	Government National Mortgage Association I, 6.5%, 5/15/29	46,035
15,285		AAA/Aaa	Government National Mortgage Association I, 6.5%, 5/15/29	17,822
9,085		AAA/Aaa	Government National Mortgage Association I, 6.5%, 5/15/31	10,809
9,025		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/17	9,960
9,328		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/28	10,996
12,892		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/28	15,015
33,054		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/31	39,352
6,677		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/32	7,965
3,707		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/32	4,424
7,567		AAA/Aaa	Government National Mortgage Association I, 6.5%, 6/15/32	9,031
23,718		AAA/Aaa	Government National Mortgage Association I, 6.5%, 7/15/31	28,238
13,671		AAA/Aaa	Government National Mortgage Association I, 6.5%, 7/15/32	16,357
10,440		AAA/Aaa	Government National Mortgage Association I, 6.5%, 9/15/31	12,421
5,420		AAA/Aaa	Government National Mortgage Association I, 7.0%, 1/15/26	6,454
8,288		AAA/Aaa	Government National Mortgage Association I, 7.0%, 1/15/29	9,948
13,174		AAA/Aaa	Government National Mortgage Association I, 7.0%, 11/15/28	15,826
4,579		AAA/Aaa	Government National Mortgage Association I, 7.0%, 11/15/30	5,489
1,685		AAA/Aaa	Government National Mortgage Association I, 7.0%, 12/15/30	2,019
21,842		AAA/Aaa	Government National Mortgage Association I, 7.0%, 2/15/28	26,239
2,344		AAA/Aaa	Government National Mortgage Association I, 7.0%, 2/15/31	2,804
17,503		AAA/Aaa	Government National Mortgage Association I, 7.0%, 4/15/28	21,026
2,713		AAA/Aaa	Government National Mortgage Association I, 7.0%, 4/15/28	3,251
6,420		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/31	7,680
42,871		AAA/Aaa	Government National Mortgage Association I, 7.0%, 5/15/32	51,164
13,983		AAA/Aaa	Government National Mortgage Association I, 7.0%, 6/15/29	16,784
26,468		AAA/Aaa	Government National Mortgage Association I, 7.0%, 7/15/26	31,521
3,068		AAA/Aaa	Government National Mortgage Association I, 7.0%, 7/15/29	3,682
10,579		AAA/Aaa	Government National Mortgage Association I, 7.0%, 7/15/29	12,375
6,739		AAA/Aaa	Government National Mortgage Association I, 7.0%, 8/15/31	8,061
2,352		AAA/Aaa	Government National Mortgage Association I, 7.0%, 9/15/27	2,814
2,072		AAA/Aaa	Government National Mortgage Association I, 7.5%, 1/15/31	2,248
1,538		AAA/Aaa	Government National Mortgage Association I, 7.5%, 10/15/22	1,785
7,029		AAA/Aaa	Government National Mortgage Association I, 7.5%, 10/15/29	8,604
8,023		AAA/Aaa	Government National Mortgage Association I, 7.5%, 11/15/29	8,299
880		AAA/Aaa	Government National Mortgage Association I, 7.5%, 6/15/23	1,001
616		AAA/Aaa	Government National Mortgage Association I, 7.5%, 8/15/23	665
0		AAA/Aaa	Government National Mortgage Association I, 7.5%, 8/15/29	0
48,600		AAA/Aaa	Government National Mortgage Association II, 4.5%, 9/20/41	53,941
36,585		AAA/Aaa	Government National Mortgage Association II, 5.0%, 1/20/20	40,252
57,435		AAA/Aaa	Government National Mortgage Association II, 5.0%, 11/20/19	63,220
128,797		AAA/Aaa	Government National Mortgage Association II, 5.9%, 2/20/28	143,929
46,134		AAA/Aaa	Government National Mortgage Association II, 6.0%, 11/20/33	52,615
14,709		AAA/Aaa	Government National Mortgage Association II, 6.0%, 12/20/18	16,159
14,105		AAA/Aaa	Government National Mortgage Association II, 6.0%, 6/20/16	15,471
31,694		AAA/Aaa	Government National Mortgage Association II, 6.0%, 7/20/19	34,842
10,762		AAA/Aaa	Government National Mortgage Association II, 6.5%, 12/20/28	12,567
7,680		AAA/Aaa	Government National Mortgage Association II, 6.5%, 8/20/28	8,930
6,730		AAA/Aaa	Government National Mortgage Association II, 6.5%, 9/20/31	7,981
3,459		AAA/Aaa	Government National Mortgage Association II, 7.0%, 1/20/31	4,195
20,177		AAA/Aaa	Government National Mortgage Association II, 7.0%, 2/20/29	24,319
11,041		AAA/Aaa	Government National Mortgage Association II, 7.0%, 5/20/26	13,144
1,889		AAA/Aaa	Government National Mortgage Association II, 7.5%, 8/20/27	2,285
825		AAA/Aaa	Government National Mortgage Association II, 8.0%, 8/20/25	1,003
144,517		AA-/Aaa	New Valley Generation I, 7.299%, 3/15/19	173,781
500,000		AA+/Aaa	U.S. Treasury Bonds, 4.375%, 5/15/41	662,500
500,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 2/15/36	667,028
150,000		AA+/Aaa	U.S. Treasury Notes, 0.25%, 10/31/13	150,082
250,000		AA+/Aaa	U.S. Treasury Notes, 1.5%, 6/30/16	259,961
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $5,744,345)	$6,488,652

			FOREIGN GOVERNMENT BONDS - 0.6%
200,000		BBB/Baa1	Russian Foreign Bond - Eurobond, 4.5%, 4/4/22 (144A)	$223,260
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $198,611)	$223,260

			MUNICIPAL BONDS - 7.1%
			Municipal Airport - 0.2%
75,000		BBB/Baa1	Indianapolis Airport Authority, 5.1%, 1/15/17	$85,049

			Municipal Development - 0.4%
135,000		BBB/Baa3	Selma Industrial Development Board, 5.8%, 5/1/34	$153,036

			Municipal General - 0.4%
75,000		A+/A1	New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	$87,837
25,000		AAA/Aa1	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	29,114
25,000		NR/NR	State of California, 2.5%, 6/20/13	25,425
				$142,376
			Higher Municipal Education - 3.3%
150,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	$175,156
35,000		AAA/Aaa	Houston Higher Education Finance Corp., 4.5%, 11/15/37	37,911
75,000		AAA/Aaa	Houston Higher Education Finance Corp., 5.0%, 5/15/40	86,486
25,000		AA/Aa1	Illinois Finance Authority, 5.0%, 10/1/51	27,938
70,000		AAA/Aaa	Massachusetts Development Finance Agency, 5.0%, 10/15/40	82,238
75,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	108,291
60,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	74,057
170,000		AAA/Aaa	Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39	203,694
65,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 10/1/41	75,813
25,000		AA/Aa1	New York State Dormitory Authority, 5.0%, 7/1/35	28,943
200,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 7/1/38	231,254
50,000		AA/Aa1	New York State Dormitory Authority, 5.0%, 7/1/40	57,134
50,000		AAA/Aaa	Permanent University Fund, 5.0%, 7/1/30	63,832
15,000		AAA/Aaa	University of Texas System, 5.0%, 8/15/43	17,647
				$1,270,394
			Municipal Medical - 0.1%
50,000		AA-/A1	Massachusetts Development Finance Agency, 5.25%, 4/1/37	$56,706

			Municipal Utility District - 0.3%
105,000		AA-/Aa3	South Carolina State Public Service Authority, 5.0%, 12/1/43	$119,118

			Municipal Pollution - 0.3%
60,000		BBB+/Baa1	County of Sweetwater Wyoming, 5.6%, 12/1/35	$63,789
60,000		BBB/Baa3	Courtland Industrial Development Board, 5.0%, 8/1/27	60,156
				$123,945
			Municipal Transportation - 0.2%
50,000		AA/Aa2	Harris County Metropolitan Transit Authority, 5.0%, 11/1/41	$57,432
10,000		AA-/Aa3	Port Authority of New York & New Jersey, 4.458%, 10/1/62	10,000
				$67,432
			Municipal Water - 1.3%
25,000		AAA/Aa1	City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/35	$29,290
150,000		AAA/Aa1	City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41	173,217
85,000		AA-/Aa3	City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37	98,156
50,000		AAA/Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	56,564
40,000		AAA/Aaa	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30	47,646
35,000		AAA/Aaa	Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32	41,160
50,000		AAA/NR	Tarrant Regional Water District, 5.0%, 3/1/52	56,792
				$502,825
			Municipal Obligation - 0.6%
35,000		AAA/Aa1	State of Florida, 4.0%, 6/1/27	$39,409
100,000		AA+/Aa1	State of Washington, 5.0%, 7/1/18	122,455
50,000		AA+/Aa1	State of Washington, 5.0%, 8/1/39	57,338
				$219,202
			TOTAL MUNICIPAL BONDS
			(Cost $2,430,586)	$2,740,083

			SENIOR FLOATING RATE LOAN INTERESTS - 8.8%
			Energy - 0.3%
			Oil & Gas Refining & Marketing - 0.3%
106,851	0.00	BB/Ba2	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18	$107,385
			Total Energy	$107,385
			Materials - 0.3%
			Precious Metals & Minerals - 0.3%
128,250	0.00	BB-/B1	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$128,154
			Total Materials	$128,154
			Commercial Services & Supplies - 0.4%
			Environmental & Facilities Services - 0.4%
171,347	0.00	CCC/Caa2	Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14	$148,501
			Total Commercial Services & Supplies	$148,501
			Transportation - 0.2%
			Air Freight & Logistics - 0.2%
19,383	0.00	NR/NR	CEVA Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16	$18,486
25,103	0.00	NR/NR	CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16	23,785
31,645	0.00	B-/Ba3	CEVA Group Plc, US Tranche B Term Loan, 8/31/16	30,182
				$72,453
			Total Transportation	$72,453
			Automobiles & Components - 1.9%
			Auto Parts & Equipment - 1.3%
20,000	0.00	NR/NR	Allison Transmission, Inc., 8/23/19	$20,088
62,161	0.00	BB-/Ba3	Allison Transmission, Inc., Term B-1 Loan, 8/7/14	62,384
99,750	0.00	BB-/Ba3	Allison Transmission, Inc., Term B-3 Loan, 8/8/19	100,218
70,810	0.00	B+/Ba3	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	69,242
36,128	0.00	B+/Ba3	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	35,328
222,079	0.00	BB/Ba2	Tomkins LLC, Term B-1 Loan, 9/21/16	223,689
				$510,949
			Tires & Rubber - 0.6%
205,000	0.00	BB/Ba1	The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19	$207,135
			Total Automobiles & Components	$718,084
			Media - 1.4%
			Broadcasting - 0.4%
139,768	0.00	B+/B2	Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17	$138,700
			Movies & Entertainment - 0.6%
144,418	0.00	NR/Ba1	Cinedigm Digital Funding I LLC, Term Loan, 3/31/16	$145,140
97,506	0.00	BB-/Ba2	Live Nation Entertainment, Inc., Term B Loan, 10/20/16	97,911
				$243,051
			Publishing - 0.4%
142,990	0.00	BB-/Ba3	Interactive Data Corp., Term B Loan, 1/31/18	$143,972
			Total Media	$525,723
			Household & Personal Products - 0.6%
			Personal Products - 0.6%
215,357	0.00	BB-/Ba3	NBTY, Inc., Term B-1 Loan, 10/1/17	$216,494
			Total Household & Personal Products	$216,494
			Health Care Equipment & Services - 1.2%
			Health Care Facilities - 0.6%
30,953	0.00	BB/Ba3	HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18	$31,049
74,231	0.00	BB/Ba3	HCA, Inc., Tranche B-2 Term Loan, 3/17/17	74,476
116,547	0.00	BB+/Ba2	Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16	116,862
				$222,387
			Health Care Technology - 0.6%
243,754	0.00	BB/Ba3	IMS Health, Inc., Tranche B Dollar Term Loan (2011), 8/31/17	$245,126
			Total Health Care Equipment & Services	$467,513
			Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
			Life Sciences Tools & Services - 0.5%
187,705	0.00	BB-/Ba3	Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, 9/15/16	$188,409
			Total Pharmaceuticals, Biotechnology & Life Sciences	$188,409
			Diversified Financials - 0.3%
			Investment Banking & Brokerage - 0.3%
99,500	0.00	NR/Ba2	LPL Holdings, Inc., Initial Tranche B Term Loan, 3/6/19	$99,935
			Total Diversified Financials	$99,935
			Insurance - 0.7%
			Insurance Brokers - 0.7%
267,315	0.00	B+/B1	HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17	$267,983
			Total Insurance	$267,983
			Software & Services - 0.4%
			IT Consulting & Other Services - 0.3%
101,833	0.00	BB/NR	SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17	$102,311
			Data Processing & Outsourced Services - 0.1%
3,383	0.00	B+/NR	First Data Corp., 2017 Dollar Term Loan, 3/24/17	$3,332
44,590	0.00	B+/B1	First Data Corp., 2018 Dollar Term Loan, 3/24/18	42,702
				$46,034
			Systems Software - 0.0%
20,261	0.00	BBB-/Ba2	The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18	$20,370
			Total Software & Services	$168,715
			Telecommunication Services - 0.2%
			Wireless Telecommunication Services - 0.2%
90,000	0.00	B/B3	Intelsat Jackson Holdings SA, Term Loan (Unsecured), 2/1/14	$89,505
			Total Telecommunication Services	$89,505
			Utilities - 0.4%
			Electric Utilities - 0.4%
234,193	0.00	CCC/Caa1	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17	$161,922
			Total Utilities	$161,922
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $3,328,227)	$3,360,776

			TOTAL INVESTMENT IN SECURITIES - 97.4%
			(Cost $34,666,369) (a)	$37,416,418

			OTHER ASSETS & LIABILITIES - 2.6%	$983,079

			TOTAL NET ASSETS - 100.0%	$38,399,497

NR			Not rated by either S&P or Moody's.

WR			Withdrawn rating.

(Perpetual)			Security with no stated maturity date.

(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT's			Real Estate Investment Trust.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2012, the value of these securities amounted to $7,137,618 or 18.6% of total net assets.

**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)			At September 30, 2012, the net unrealized gain on investments based on
			cost for federal income tax purposes of $34,582,734 was as follows:

			Aggregate gross unrealized gain for all investments in which
			there is an excess of value over tax cost	$3,744,699

			Aggregate gross unrealized loss for all investments in which
			there is an excess of tax cost over value	(911,015)

			Net unrealized gain	$2,833,684

(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Portfolio's assets:
	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$ -	$ 190,312	$ -	$ 190,312
Preferred Stocks	205,359	119,550	-	324,909
Convertible Preferred Stocks	303,670	-	-	303,670
Asset Backed Securities	-	2,205,164	-	2,205,164
Collateralized Mortgage Obligations	-	6,946,763	-	6,946,763
Corporate Bonds	-	14,632,829	-	14,632,829
U.S. Government Agency Obligations	-	6,488,652	-	6,488,652
Foreign Government Bonds	-	223,260	-	223,260
Municipal Bonds	-	2,740,083	-	2,740,083
Senior Floating Rate Loan Interests	-	3,360,776	-	3,360,776
Temporary Cash Investments	-	-	-	-
Money Market Mutual Funds	-	-	-	-
Total	$ 509,029	$ 36,907,389	$ -	$ 37,416,418
Other Financial Instruments*	$ (14,828)	$ -	$ -	$ (14,828)

* Other financial instruments include futures contracts.

		Pioneer Real Estate Shares VCT Portfolio
		Schedule of Investments 9/28/2012

Shares			Value
		COMMON STOCKS - 98.9%
		Consumer Services - 1.4%
		Hotels, Resorts & Cruise Lines - 1.4%
11,800		Starwood Hotels & Resorts Worldwide, Inc.	$683,928
		Total Consumer Services	$683,928
		Real Estate - 97.5%
		Diversified REIT's - 8.5%
19,254		American Assets Trust, Inc.	$515,815
27,800		Liberty Property Trust	1,007,472
37,000		Retail Opportunity Investments Corp.	476,190
7,000		Select Income Real Estate Investment Trust (144A)	172,340
22,500		Vornado Realty Trust	1,823,625
			$3,995,442
		Industrial REIT's - 6.0%
45,300		First Potomac Realty Trust	$583,464
63,000		Prologis, Inc.	2,206,890
			$2,790,354
		Office REIT's - 14.1%
12,100		Alexandria Real Estate Equities, Inc.	$889,592
41,000		BioMed Realty Trust, Inc.	767,520
21,200		Boston Properties, Inc.	2,344,932
4,200		Coresite Realty Corp.	113,148
30,600		DuPont Fabros Technology, Inc.	772,650
31,500		Kilroy Realty Corp.	1,410,570
19,800		Piedmont Office Realty Trust, Inc. (144A)	343,332
			$6,641,744
		Residential REIT's - 17.0%
14,000		American Campus Communities, Inc.	$614,320
15,200		AvalonBay Communities, Inc.	2,067,048
17,100		Camden Property Trust	1,102,779
10,800		Equity Lifestyle Properties, Inc.	735,696
54,000		Equity Residential	3,106,620
2,400		Essex Property Trust, Inc.	355,776
			$7,982,239
		Retail REIT's - 23.4%
64,200		DDR Corp.	$986,112
11,900		Federal Realty Investment Trust	1,253,070
31,700		Kite Realty Group Trust	161,670
15,500		National Retail Properties, Inc.	472,750
24,200		Ramco-Gershenson Properties Trust	303,226
20,300		Regency Centers Corp.	989,219
27,300		Retail Properties of America, Inc. (144A)	309,036
30,200		Simon Property Group, Inc.	4,584,662
34,000		The Macerich Co.	1,945,820
			$11,005,565
		Specialized REIT's - 26.5%
30,300		CubeSmart	$389,961
21,300		Entertainment Properties Trust (144A)	946,359
27,400		Extra Space Storage, Inc.	911,050
44,000		HCP, Inc.	1,957,120
6,900		Health Care Real Estate Investment Trust, Inc.	398,475
96,200		Host Hotels & Resorts, Inc.	1,544,010
39,800		Omega Healthcare Investors, Inc.	904,654
8,100		Pebblebrook Hotel Trust	189,459
18,000		Public Storage	2,505,060
25,700		RLJ Lodging Trust (144A)	485,987
35,300		Ventas, Inc.	2,197,425
			$12,429,560
		Real Estate Operating Companies - 2.0%
24,600		Brookfield Office Properties, Inc.	$407,376
33,800		Forest City Enterprises, Inc. *	535,730
			$943,106
		Total Real Estate	$45,788,010
		TOTAL COMMON STOCKS
		(Cost $21,121,198)	$46,471,938

		TOTAL INVESTMENT IN SECURITIES - 98.9%
		(Cost $21,121,198) (a)	$46,471,938

		OTHER ASSETS & LIABILITIES - 1.1%	$500,532

		TOTAL NET ASSETS - 100.0%	$46,972,470

*		Non-income producing security.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 28, 2012, the value of these securities amounted to $2,257,054 or 4.8% of total net assets.

	(a)	At September 28, 2012, the net unrealized gain on investments based on
		cost for federal income tax purposes of $21,960,854 was as follows:

		Aggregate gross unrealized gain for all investments in which
		there is an excess of value over tax cost	$24,641,723

		Aggregate gross unrealized loss for all investments in which
		there is an excess of tax cost over value	(130,639)

		Net unrealized gain	$24,511,084

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 28, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,471,938	$-	$-	$46,471,938
Total	$46,471,938	$-	$-	$46,471,938

	Pioneer Mid Cap Value VCT Portfolio
	Schedule of Investments 9/28/2012

Shares		Value
	COMMON STOCKS - 95.5%
	Energy - 8.4%
	Oil & Gas Drilling - 1.8%
108,000	Ensco Plc	$5,892,480
	Oil & Gas Equipment & Services - 1.8%
76,900	National Oilwell Varco, Inc.	$6,160,459
	Oil & Gas Exploration & Production - 3.3%
130,900	Marathon Oil Corp.	$3,870,713
47,090	Noble Energy, Inc.	4,365,714
87,700	Southwestern Energy Co. *	3,050,206
		$11,286,633
	Oil & Gas Refining & Marketing - 1.0%
110,145	Valero Energy Corp.	$3,489,394
	Coal & Consumable Fuels - 0.5%
265,600	Arch Coal, Inc.	$1,681,248
	Total Energy	$28,510,214
	Materials - 3.5%
	Diversified Chemicals - 1.3%
77,600	Eastman Chemical Co.	$4,423,976
	Fertilizers & Agricultural Chemicals - 1.7%
99,300	The Mosaic Co.	$5,720,673
	Steel - 0.5%
51,600	Allegheny Technologies, Inc.	$1,646,040
	Total Materials	$11,790,689
	Capital Goods - 8.9%
	Aerospace & Defense - 2.2%
336,600	Spirit Aerosystems Holdings, Inc. *	$7,475,886
	Construction & Engineering - 2.3%
88,500	Fluor Corp.	$4,980,780
93,900	KBR, Inc.	2,800,098
		$7,780,878
	Construction & Farm Machinery & Heavy Trucks - 1.0%
63,100	Joy Global, Inc.	$3,537,386
	Industrial Machinery - 3.4%
73,800	Eaton Corp.	$3,487,788
84,300	IDEX Corp.	3,521,211
70,915	SPX Corp.	4,638,550
		$11,647,549
	Total Capital Goods	$30,441,699
	Transportation - 1.2%
	Airlines - 1.2%
479,500	Southwest Airlines Co.	$4,205,215
	Total Transportation	$4,205,215
	Consumer Durables & Apparel - 2.7%
	Housewares & Specialties - 1.4%
93,100	Jarden Corp.	$4,919,404
	Apparel, Accessories & Luxury Goods - 1.3%
135,500	Hanesbrands, Inc. *	$4,319,740
	Total Consumer Durables & Apparel	$9,239,144
	Consumer Services - 1.4%
	Casinos & Gaming - 0.1%
10,718	Penn National Gaming, Inc. *	$461,946
	Hotels, Resorts & Cruise Lines - 1.3%
81,350	Wyndham Worldwide Corp.	$4,269,248
	Total Consumer Services	$4,731,194
	Media - 0.7%
	Advertising - 0.7%
226,900	The Interpublic Group of Companies, Inc.	$2,523,128
	Total Media	$2,523,128
	Retailing - 5.0%
	Department Stores - 1.1%
100,600	Macy's, Inc.	$3,784,572
	Apparel Retail - 1.0%
230,200	Express, Inc. *	$3,411,564
	Computer & Electronics Retail - 1.5%
151,100	Rent-A-Center, Inc. *	$5,300,588
	Specialty Stores - 1.4%
186,000	Sally Beauty Holdings, Inc. *	$4,666,740
	Total Retailing	$17,163,464
	Food & Staples Retailing - 1.2%
	Drug Retail - 1.2%
81,600	CVS Caremark Corp.	$3,951,072
	Total Food & Staples Retailing	$3,951,072
	Food, Beverage & Tobacco - 3.0%
	Agricultural Products - 0.2%
13,122	Ingredion, Inc.	$723,810
	Packaged Foods & Meats - 2.8%
193,400	Campbell Soup Co.	$6,734,188
110,063	Green Mountain Coffee Roasters, Inc. *	2,613,996
		$9,348,184
	Total Food, Beverage & Tobacco	$10,071,994
	Health Care Equipment & Services - 6.4%
	Health Care Equipment - 2.0%
242,600	CareFusion Corp. *	$6,887,414
	Health Care Services - 1.4%
44,900	DaVita, Inc. *	$4,652,089
	Managed Health Care - 3.0%
120,400	Cigna Corp.	$5,679,268
63,115	Humana, Inc.	4,427,517
		$10,106,785
	Total Health Care Equipment & Services	$21,646,288
	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
	Pharmaceuticals - 4.1%
72,200	Jazz Pharmaceuticals Plc *	$4,116,122
130,800	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	5,416,428
50,800	Watson Pharmaceuticals, Inc. *	4,326,128
		$13,858,678
	Life Sciences Tools & Services - 0.7%
66,000	Agilent Technologies, Inc.	$2,537,700
	Total Pharmaceuticals, Biotechnology & Life Sciences	$16,396,378
	Banks - 6.5%
	Regional Banks - 6.5%
217,600	CIT Group, Inc. *	$8,571,264
130,100	First Republic Bank	4,483,246
97,150	PNC Financial Services Group, Inc.	6,130,165
140,000	Zions Bancorporation	2,891,700
		$22,076,375
	Total Banks	$22,076,375
	Diversified Financials - 6.2%
	Specialized Finance - 0.5%
38,224	Moody's Corp.	$1,688,354
	Consumer Finance - 3.1%
108,400	Capital One Financial Corp.	$6,179,884
107,500	Discover Financial Services	4,270,975
		$10,450,859
	Asset Management & Custody Banks - 2.6%
89,000	Ameriprise Financial, Inc.	$5,045,410
156,200	Invesco, Ltd.	3,903,438
		$8,948,848
	Total Diversified Financials	$21,088,061
	Insurance - 6.4%
	Insurance Brokers - 1.3%
122,000	Willis Group Holdings Plc	$4,504,240
	Life & Health Insurance - 3.5%
140,000	Aflac, Inc.	$6,703,200
269,394	Unum Group	5,177,753
		$11,880,953
	Property & Casualty Insurance - 1.6%
135,400	The Allstate Corp.	$5,363,194
	Total Insurance	$21,748,387
	Real Estate - 10.6%
	Diversified REIT's - 1.3%
304,600	Duke Realty Corp.	$4,477,620
	Mortgage REIT's - 1.2%
229,660	Annaly Capital Management, Inc.	$3,867,474
	Office REIT's - 2.4%
216,400	BioMed Realty Trust, Inc.	$4,051,008
37,441	Boston Properties, Inc.	4,141,349
		$8,192,357
	Residential REIT's - 1.7%
56,300	American Campus Communities, Inc.	$2,470,444
54,600	Home Properties, Inc.	3,345,342
		$5,815,786
	Retail REIT's - 1.5%
250,400	Kimco Realty Corp.	$5,075,608
	Specialized REIT's - 2.5%
111,100	HCP, Inc.	$4,941,728
151,300	Pebblebrook Hotel Trust	3,538,907
		$8,480,635
	Total Real Estate	$35,909,480
	Software & Services - 3.3%
	Data Processing & Outsourced Services - 0.9%
109,600	VeriFone Systems, Inc. *	$3,052,360
	Application Software - 2.4%
470,666	Compuware Corp. *	$4,664,300
143,200	Nuance Communications, Inc. *	3,564,248
		$8,228,548
	Total Software & Services	$11,280,908
	Technology Hardware & Equipment - 1.0%
	Computer Storage & Peripherals - 1.0%
77,200	SanDisk Corp. *	$3,352,796
	Total Technology Hardware & Equipment	$3,352,796
	Semiconductors & Semiconductor Equipment - 3.2%
	Semiconductors - 3.2%
145,445	Analog Devices, Inc.	$5,699,990
158,300	Xilinx, Inc.	5,288,803
		$10,988,793
	Total Semiconductors & Semiconductor Equipment	$10,988,793
	Telecommunication Services - 1.3%
	Integrated Telecommunication Services - 1.3%
112,620	CenturyLink, Inc.	$4,549,848
	Total Telecommunication Services	$4,549,848
	Utilities - 9.8%
	Electric Utilities - 6.1%
104,700	American Electric Power Co., Inc.	$4,600,518
135,100	Northeast Utilities	5,164,873
70,300	Pinnacle West Capital Corp.	3,711,840
130,400	PNM Resources, Inc.	2,742,312
151,160	PPL Corp.	4,391,198
		$20,610,741
	Gas Utilities - 1.0%
84,700	AGL Resources, Inc.	$3,465,077
	Multi-Utilities - 2.7%
176,730	Ameren Corp.	$5,773,769
59,235	Consolidated Edison, Inc.	3,547,584
		$9,321,353
	Total Utilities	$33,397,171
	TOTAL COMMON STOCKS
	(Cost $297,677,679)	$325,062,298

	MUTUAL FUNDS - 1.2%
	Materials - 1.2%
	Precious Metals & Minerals - 1.2%
78,800	Market Vectors Gold Miners ETF	$4,232,348
	Total Materials	$4,232,348
	TOTAL MUTUAL FUNDS
	(Cost $3,515,356)	$4,232,348

	TOTAL INVESTMENT IN SECURITIES - 96.7%
	(Cost $301,193,035) (a)	$329,294,646

	OTHER ASSETS & LIABILITIES - 3.3%	$11,145,128

	TOTAL NET ASSETS - 100.0%	$340,439,774

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At September 28, 2012, the net unrealized gain on investments based on
	cost for federal income tax purposes of $303,554,867 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$37,529,273

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(11,789,494)

	Net unrealized gain	$25,739,779

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 28, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Common Stocks	$325,062,298	$-	$-	$325,062,298
Mutual Funds	$4,232,348	-	-	$4,232,348
Total	$329,294,646	$-	$-	$329,294,646

Pioneer Ibbotson Moderate Allocation VCT Portfolio	PIONEER VARIABLE CONTRACTS TRUST
SCHEDULE OF INVESTMENTS 9/30/12 (UNAUDITED)

Shares		Value
	MUTUAL FUNDS - 99.8%
	NON-PIONEER FUNDS - 24.4%
166,159	BlackRock Capital Appreciation Fund Institutional Class	$ 4,163,956
137,990	BlackRock Global SmallCap Fund Institutional Class	3,220,680
205,607	BlackRock International Index Fund Institutional Class	2,183,544
80,202	BlackRock International Opportunities Portfolio Institutional Class	2,632,229
197,826	BlackRock Value Opportunities Fund Institutional Class	4,241,382
303,109	INVESCO Global Real Estate Fund Institutional Class	3,419,069
212,945	INVESCO Global Small & Mid Cap Growth Fund Institutional Class	3,788,295
286,476	INVESCO International Growth Fund Institutional Class	8,167,427
183,818	INVESCO Trimark Small Companies Fund Institutional Class	3,950,256
673,134	Oppenheimer Commodity Strategy Total Return Fund Class Y	2,288,656
	TOTAL INVESTMENTS IN NON-PIONEER FUNDS
	(Cost $31,594,115)	$ 38,055,494
	PIONEER FUNDS - 75.4%
347,385	Pioneer Absolute Return Credit Fund Class Y	$ 3,439,111
1,804,463	Pioneer Bond Fund Class Y	17,755,915
239,029	Pioneer Cullen Value Fund Class Y	4,541,551
381,128	Pioneer Disciplined Growth Fund Class Y	4,078,069
691,237	Pioneer Disciplined Value Fund Class Y	6,221,129
172,801	Pioneer Emerging Markets Fund Class Y	4,399,503
137,576	Pioneer Equity Income Fund Class Y	3,903,033
84,811	Pioneer Floating Rate Fund Class Y	589,436
137,872	Pioneer Fund Class Y	5,820,954
270,042	Pioneer Fundamental Growth Fund Class Y	3,704,980
198,509	Pioneer Global Aggregate Bond Fund Class Y	2,296,748
499,931	Pioneer Global Equity Fund Class Y	4,999,305
884,619	Pioneer Global High Yield Fund Class Y	8,740,038
105,529	Pioneer Growth Opportunities Fund Class Y	3,202,811
320,659	Pioneer High Yield Fund Class Y	3,280,339
194,147	Pioneer International Value Fund Class Y	3,523,761
331,878	Pioneer Mid Cap Value Fund Class Y	7,440,704
128,002	Pioneer Multi-Asset Ultrashort Income Fund Class Y	1,292,820
24,244	Pioneer Real Estate Shares Class Y	590,330
315,585	Pioneer Research Fund Class Y	3,487,219

Shares		Value
PIONEER FUNDS - (continued)
123,830	Pioneer Select Mid Cap Growth Fund Class Y	$ 2,488,983
1,859,419	Pioneer Short Term Income Fund Class Y	18,092,143
319,860	Pioneer Strategic Income Fund Class Y	3,588,827
TOTAL INVESTMENTS IN PIONEER FUNDS
	(Cost $101,153,692)	$ 117,477,709
Principal Amount
TEMPORARY CASH INVESTMENT - 0.2%
TIME DEPOSIT - 0.2%
$325,252	HSBC Bank Grand Cayman, 0.03%, 10/1/12	$ 325,252
	TOTAL TIME DEPOSIT (Cost $325,252)	$ 325,252

TOTAL INVESTMENTS IN SECURITIES - 100.0%
	(Cost $133,073,059) (a)	$ 155,858,455

	OTHER ASSETS AND LIABILITIES - 0.0%	$ (43,431)

	TOTAL NET ASSETS - 100.0%	$ 155,815,024

(a) At September 30, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $133,073,059 was as follows:

Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost		$ 23,450,582
Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value		(665,186)

	Net unrealized gain	$ 22,785,396

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$155,533,203	$–	$–	$155,533,203
Temporary Cash Investment	–	325,252	–	325,252
Total	$155,533,203	$325,252	$–	$155,858,455

Pioneer Ibbotson Growth Allocation VCT Portfolio	PIONEER VARIABLE CONTRACTS TRUST
SCHEDULE OF INVESTMENTS 9/30/12 (UNAUDITED)

Shares		Value
	MUTUAL FUNDS - 99.9%
	NON-PIONEER FUNDS - 25.2%
266,188	BlackRock Capital Appreciation Fund Institutional Class	$ 6,670,670
182,802	BlackRock Global SmallCap Fund Institutional Class	4,266,602
278,945	BlackRock International Index Fund Institutional Class	2,962,392
96,656	BlackRock International Opportunities Portfolio Institutional Class	3,172,246
360,982	BlackRock Value Opportunities Fund Institutional Class	7,739,445
500,997	INVESCO Global Real Estate Fund Institutional Class	5,651,245
429,067	INVESCO Global Small & Mid Cap Growth Fund Institutional Class	7,633,101
407,902	INVESCO International Growth Fund Institutional Class	11,629,291
329,111	INVESCO Trimark Small Companies Fund Institutional Class	7,072,605
1,367,363	Oppenheimer Commodity Strategy Total Return Fund Class Y	4,649,034
	TOTAL INVESTMENTS IN NON-PIONEER FUNDS
	(Cost $54,991,359)	$ 61,446,631
	PIONEER FUNDS - 74.7%
2,102,540	Pioneer Bond Fund Class Y	$ 20,688,992
526,298	Pioneer Cullen Value Fund Class Y	9,999,662
909,978	Pioneer Disciplined Growth Fund Class Y	9,736,764
1,189,316	Pioneer Disciplined Value Fund Class Y	10,703,847
430,513	Pioneer Emerging Markets Fund Class Y	10,960,857
318,019	Pioneer Equity Income Fund Class Y	9,022,211
241,365	Pioneer Fund Class Y	10,190,450
615,307	Pioneer Fundamental Growth Fund Class Y	8,442,008
265,100	Pioneer Global Aggregate Bond Fund Class Y	3,067,205
980,016	Pioneer Global Equity Fund Class Y	9,800,164
526,378	Pioneer Global High Yield Fund Class Y	5,200,615
1,999	Pioneer Government Income Fund Class Y	20,570
111,377	Pioneer Growth Opportunities Fund Class Y	3,380,289
253,452	Pioneer High Yield Fund Class Y	2,592,816
2,450	Pioneer Independence Fund Class Y	31,529
715,451	Pioneer International Value Fund Class Y	12,985,432
625,396	Pioneer Mid Cap Value Fund Class Y	14,021,372
2,276	Pioneer Oak Ridge Large Cap Growth Fund Class Y	31,496
141,871	Pioneer Oak Ridge Small Cap Growth Fund Class Y	4,344,090

Shares		Value
	PIONEER FUNDS - (continued)
71,873	Pioneer Real Estate Shares Class Y	$ 1,750,116
619,136	Pioneer Research Fund Class Y	6,841,456
239,615	Pioneer Select Mid Cap Growth Fund Class Y	4,816,269
2,021,258	Pioneer Short Term Income Fund Class Y	19,666,842
391,758	Pioneer Strategic Income Fund Class Y	4,395,527
2,682	Pioneer Value Fund Class Y	32,911
	TOTAL INVESTMENTS IN PIONEER FUNDS
	(Cost $156,969,973)	$ 182,723,490
Principal Amount
	TEMPORARY CASH INVESTMENT - 0.1%
	TIME DEPOSIT - 0.1%
$233,393	Citibank Nassau, 0.03%, 10/1/12	$ 233,393
	TOTAL TIME DEPOSIT (Cost $233,393)	$ 233,393

	TOTAL INVESTMENTS IN SECURITIES - 100.0%
	(Cost $212,194,725) (a)	$ 244,403,514

	OTHER ASSETS AND LIABILITIES - 0.0%	$ (92,156)

	TOTAL NET ASSETS - 100.0%	$ 244,311,358

(a) At September 30, 2012, the net unrealized gain on investments based on cost for federal tax purposes of $212,194,725 was as follows:

Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost		$ 34,354,277
Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value		(2,145,488)

	Net unrealized gain	$ 32,208,789

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$244,170,121	$–	$–	$244,170,121
Temporary Cash Investment	–	233,393	–	233,393
Total	$244,170,121	$233,393	$–	$244,403,514

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2012

* Print the name and title of each signing officer under his or her signature.